             As filed with the Securities and Exchange Commission on
                                 APRIL 29, 2004
                                                     FILE NOS. 33-27896/811-5796
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

         Pre-Effective Amendment No.          [ ]
                                     ----

         Post-Effective Amendment No.  32     [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No. 35       [X]
                      ----

--------------------------------------------------------------------------------

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                            New York, New York 10166
--------------------------------------------------------------------------------

                    (Address of principal executive offices)
                   Registrant's telephone number: 212-681-3000

                          Stephen P. Casper, President
                                 200 Park Avenue
                            New York, New York 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
                                 With a copy to:
                                Jack Murphy, Esq.
                                     Dechert
                                1775 Eye Street,
                        N.W., Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)
/X/ On April 30, 2004, pursuant to paragraph (b)
/ / 60 days after filing, pursuant to paragraph (a)(1)
/ / On    , pursuant to paragraph (a) (1)
       ---
/ / 75 days after filing, pursuant to paragraph (a) (2)
/ / On          , pursuant to paragraph (a) (2) of Rule 485.
       ---------

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------


              =====================================================

                                   PROSPECTUS

              =====================================================


--------------------------------------------------------------------------------



                                 APRIL 30, 2004


                  o U.S. Short-Term Portfolio
                  o Limited Duration Portfolio
                  o Mortgage-Backed Portfolio
                  o Worldwide Portfolio
                  o Worldwide Core Portfolio
                  o International Portfolio
                  o Emerging Markets Portfolio
                  o U.S. Inflation-Indexed Portfolio
                  o Global Inflation-Indexed Hedged Portfolio




THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS




Risk/Return Summary                                                           3
    Investment Objectives, Principal Investment Strategies and Investments    3
        U.S. Short-Term Portfolio                                             3
        Limited Duration Portfolio                                            4
        Mortgage-Backed Portfolio                                             5
        Worldwide Portfolio                                                   6
        Worldwide Core Portfolio                                              7
        International Portfolio                                               8
        Emerging Markets Portfolio                                            9
        U.S. Inflation-Indexed Portfolio                                      10
        Global Inflation-Indexed Hedged Portfolio                             11
    Principal Investment Risks                                                12
Risk Return Bar Charts and Tables                                             15
        U.S. Short-Term Portfolio                                             15
        Limited Duration Portfolio                                            16
        Mortgage-Backed Portfolio                                             16
        Worldwide Portfolio                                                   17
        Worldwide Core Portfolio                                              17
        International Portfolio                                               18
        Emerging Markets Portfolio                                            18
        U.S. Inflation-Indexed Portfolio                                      19
Fee Table                                                                     22
Expenses Table Example                                                        23
Fund Management                                                               23
Portfolio Managers                                                            24
Shareholder Information                                                       27
Investment Information                                                        33
Portfolio Turnover                                                            48
Supplemental Investment Policies                                              48
Financial Highlights Tables                                                   49
        U.S. Short-Term Portfolio                                             50
        Limited Duration Portfolio                                            51
        Mortgage-Backed Portfolio                                             52
        Worldwide Portfolio                                                   53
        Worldwide Core Portfolio                                              54
        International Portfolio                                               55
        Emerging Markets Portfolio                                            56
        U.S. Inflation-Indexed Portfolio                                      57
        Global Inflation-Indexed Hedged Portfolio                             58
Shareholder Inquiries                                                 Back Cover

                               RISK/RETURN SUMMARY


The following is a summary of key information about each of the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks follows.


     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

--------------------------------------------------------------------------------

                            U.S. SHORT-TERM PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital and to maintain liquidity.

--------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high
     STRATEGIES:                   quality (average portfolio rating of AA by
                                   Standard & Poor's Corporation ("S&P"), Aa by
                                   Moody's Investor's Services, Inc.
                                   ("Moody's"), or a comparable rating or higher
                                   from a nationally recognized statistical
                                   rating organization ("NRSRO"), or if the
                                   security is unrated, of comparable credit
                                   quality in the judgment of the Investment
                                   Adviser) short-term debt securities. The
                                   performance objective of the Portfolio is to
                                   outperform an index that the Portfolio
                                   Manager believes is an appropriate benchmark
                                   for the Portfolio. The current index used by
                                   the Portfolio Manager for the Portfolio is
                                   the Merrill Lynch 3-6 Month Treasury Index.
                                   (The Merrill Lynch 3-6 Month Treasury Index
                                   is one of four sub-indices of the 0-1 year
                                   U.S. Treasury Bond Index, which is a
                                   capitalization-weighted basket of all
                                   outstanding U.S. Treasury Notes and Bonds
                                   having less than one year remaining term to
                                   maturity and a minimum amount outstanding of
                                   $1 billion. The index is not available for
                                   investment and, unlike the Portfolio, does
                                   not incur expenses.)
--------------------------------------------------------------------------------

    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2              BBB-        AA(AA)

--------------------------------------------------------------------------------
    DURATION:                      Except for temporary defensive purposes, the
                                   Portfolio's U.S. dollar-weighted average
                                   duration will not exceed one year. As of
                                   December 31, 2003, the duration of the U.S.
                                   Short-Term Portfolio was 64 days (0.18
                                   years).
--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of
                                   the Portfolio's net assets (including
                                   borrowings for investment purposes) must be
                                   invested in U.S. dollar-denominated debt
                                   securities having an effective maturity of no
                                   greater than 3 years. The Portfolio will
                                   invest in derivatives for hedging and
                                   non-hedging purposes, such as to manage the
                                   effective duration of the Portfolio or as a
                                   substitute for direct investment. For
                                   temporary defensive purposes, 100% of the
                                   Portfolio's total assets may be invested in
                                   U.S. government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "diversified" under the
                                   Investment Company Act of 1940, as amended
                                   (the "1940 Act"). Under normal circumstances,
                                   the Portfolio will invest more than 25% of
                                   its total assets in the Banking and Finance
                                   industry. For purposes of this limitation,
                                   the Banking and Finance industry will be
                                   deemed to include securities of issuers
                                   engaged in banking or finance businesses,
                                   including issuers of asset-backed securities
                                   and mortgage-backed securities.
--------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Corporate Debt Instruments
                                   o  Derivative Securities
                                   o  Money Market Instruments
                                   o  Mortgage-Backed Securities
                                   o  Repurchase and Reverse Repurchase
                                        Agreements
                                   o  U.S. Government and Agency Securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           LIMITED DURATION PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To maintain a level of total return as may be
                                   consistent with the preservation of capital.

--------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high
     STRATEGIES:                   quality (average portfolio rating of AA by
                                   S&P, Aa by Moody's, or a comparable rating or
                                   higher from a NRSRO, or if the security is
                                   unrated, of comparable credit quality in the
                                   judgment of the Investment Adviser) debt
                                   securities, using interest rate hedging as a
                                   stabilizing technique. The performance
                                   objective of the Portfolio is to outperform
                                   an index that the Portfolio Manager believes
                                   is an appropriate benchmark for the
                                   Portfolio. The current index used by the
                                   Portfolio Manager for the Portfolio is the
                                   Merrill Lynch 1-3 Year Treasury Index. (The
                                   Merrill Lynch 1-3 Year Treasury Index is an
                                   unmanaged index that tracks short-term U.S.
                                   government securities with maturities between
                                   1 and 3 years and represents the total rate
                                   of return of Treasury Notes based on daily
                                   closing prices. The index is not available
                                   for investment and, unlike the Portfolio,
                                   does not incur expenses.)
--------------------------------------------------------------------------------

    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2              BBB-        AA(AA)

--------------------------------------------------------------------------------
    DURATION:                      The U.S. dollar-weighted average duration of
                                   the Portfolio generally is shorter than three years. The U.S. dollar-weighted average duration of the Portfolio will not differ from the weighted average duration of the Merrill Lynch 1-3 Year Treasury Index by more than one year. As of December 31, 2003, the duration of the Merrill Lynch 1-3 Year
                                   Treasury Index was 1.68 years. As of December
                                   31, 2003, the duration of the Limited
                                   Duration Portfolio was 1.55 years.

--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           At least 65% of the Portfolio's total assets
                                   must be invested in U.S. dollar-denominated
                                   securities. The Portfolio will invest in
                                   derivatives for hedging and non-hedging
                                   purposes, such as to manage the effective
                                   duration of the Portfolio or as a substitute
                                   for direct investment. For temporary
                                   defensive purposes, 100% of the Portfolio's
                                   total assets may be invested in U.S.
                                   government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited
                                   number of issuers. Under normal
                                   circumstances, the Portfolio will invest more
                                   than 25% of its total assets in the Banking
                                   and Finance industry. For purposes of this
                                   limitation, the Banking and Finance industry
                                   will be deemed to include securities of
                                   issuers engaged in banking or finance
                                   businesses, including issuers of asset-backed
                                   securities and mortgage-backed securities.
--------------------------------------------------------------------------------

    PRINCIPAL INVESTMENTS:         o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Corporate Debt Instruments
                                   o  Derivative Securities
                                   o  Mortgage-Backed Securities
                                   o  Other Investment Companies
                                   o  U.S. Government and Agency Securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            MORTGAGE-BACKED PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high
     STRATEGIES:                   quality (average portfolio rating of AA by
                                   S&P, Aa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser) mortgage and asset-backed securities using hedging techniques to manage interest rate and prepayment risk. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers
                                   Mortgage-Backed Securities Index. (The Lehman
                                   Brothers Mortgage-Backed Securities Index tracks the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
                                   (FNMA) and Freddie Mac (FHLMC), and is formed by grouping the universe of individual fixed rate mortgage-backed securities pools into generic aggregates. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2              BBB-        AA(AA)

--------------------------------------------------------------------------------

    DURATION:                      The U.S. dollar-weighted average duration of
                                   the Portfolio generally will not differ from the weighted average duration of the Lehman
                                   Brothers Mortgage-Backed Securities Index by more than one year. As of December 31, 2003, the duration of the Lehman Brothers
                                   Mortgage-Backed Securities Index was 3.53 years. As of December 31, 2003, the duration of the Mortgage-Backed Portfolio was 3.67 years.

--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of
                                   the Portfolio's net assets (including
                                   borrowings for investment purposes) must be
                                   invested in mortgage and asset-backed
                                   securities of U.S. and foreign issuers. The
                                   Portfolio will invest in derivatives for
                                   hedging and non-hedging purposes, such as to
                                   manage the effective duration of the
                                   Portfolio or as a substitute for direct
                                   investment. For temporary defensive purposes,
                                   the Portfolio may invest up to 100% of its
                                   total assets in U.S. government securities,
                                   cash or cash equivalent securities. These
                                   defensive strategies may prevent the
                                   Portfolio from achieving its investment
                                   objective. The Portfolio is "non-diversified"
                                   under the 1940 Act, meaning that it may
                                   invest in a limited number of issuers. Under
                                   normal circumstances, the Portfolio will
                                   invest more than 25% of its total assets in
                                   the Banking and Finance industry. For
                                   purposes of this limitation, the Banking and
                                   Finance industry will be deemed to include
                                   securities of issuers engaged in banking or
                                   finance businesses, including issuers of
                                   asset-backed securities and mortgage-backed
                                   securities.
--------------------------------------------------------------------------------

    PRINCIPAL INVESTMENTS:         o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Derivative Securities
                                   o   Dollar Roll Transactions
                                   o   Mortgage-Backed Securities
                                   o   Other Investment Companies
                                   o   Repurchase and Reverse Repurchase
                                         Agreements
                                   o   Stripped Instruments
                                   o   TBA Transactions
                                   o   Total Return Swaps
                                   o   U.S. Government and Agency Securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               WORLDWIDE PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment
     STRATEGIES:                   grade (minimum rating of BBB by S&P, Baa by
                                   Moody's, or a comparable rating or higher from a NRSRO or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global
                                   Aggregate Index (Unhedged). (The Lehman
                                   Brothers Global Aggregate Index (Unhedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the dollar denominated versions of the
                                   Pan-European Index and the Japanese,
                                   Canadian, Australian and New Zealand
                                   components of the Global Treasury Index, with returns expressed in U.S. dollars. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2             BBB-           A

--------------------------------------------------------------------------------

    DURATION:                      The Portfolio's U.S. dollar-weighted average
                                   duration generally will not differ from the
                                   weighted average duration of the Lehman
                                   Brothers Global Aggregate Index (Unhedged) by
                                   more than two years. As of December 31, 2003,
                                   the duration of the Lehman Brothers Global
                                   Aggregate Index (Unhedged) was 5.08 years. As
                                   of December 31, 2003, the duration of the
                                   Worldwide Portfolio was 5.28 years.
--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment
                                   grade debt securities from worldwide bond
                                   markets, denominated in both U.S. dollars and
                                   foreign currencies. The Portfolio will
                                   maintain investments in debt securities of
                                   issuers from at least three different
                                   countries including the U.S. At least 35% of
                                   the Portfolio's total assets will be invested
                                   in debt securities and their related
                                   instruments from jurisdictions outside the
                                   U.S. The Portfolio will invest in derivatives
                                   for hedging and non-hedging purposes, such as
                                   to manage the effective duration of the
                                   Portfolio or as a substitute for direct
                                   investment. For temporary defensive purposes,
                                   100% of the Portfolio's total assets may be
                                   invested in U.S. government securities, cash
                                   or cash equivalent securities. These
                                   defensive strategies may prevent the
                                   Portfolio from achieving its investment
                                   objective. The Portfolio is "non-diversified"
                                   under the 1940 Act, meaning that it may
                                   invest in a limited number of issuers. Under
                                   normal circumstances, the Portfolio will
                                   invest more than 25% of its total assets in
                                   the Banking and Finance industry. For
                                   purposes of this limitation, the Banking and
                                   Finance industry will be deemed to include
                                   securities of issuers engaged in banking or
                                   finance businesses, including issuers of
                                   asset-backed securities and mortgage-backed
                                   securities.
--------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Corporate Debt Instruments
                                   o   Derivative Securities
                                   o   Dollar Roll Transactions
                                   o   Foreign Instruments
                                   o   Mortgage-Backed Securities
                                   o   Other Investment Companies
                                   o   TBA Transactions
                                   o   U.S. Government and Agency Securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            WORLDWIDE CORE PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment
     STRATEGIES:                   grade (minimum rating of BBB by S&P, Baa by
                                   Moody's, or a comparable rating, or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies, and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers
                                   Global Aggregate Index (Hedged). (The Lehman
                                   Brothers Global Aggregate Index (Hedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the Pan-European Index and the Japanese,
                                   Canadian, Australian and New Zealand
                                   components of the Global Treasury Index, with returns expressed in U.S. dollar hedged terms. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2             BBB-           A

--------------------------------------------------------------------------------

    DURATION:                      The Portfolio's U.S. dollar-weighted average
                                   duration generally will not differ from the
                                   weighted average duration of the Lehman
                                   Brothers Global Aggregate Index (Hedged) by
                                   more than two years. As of December 31, 2003,
                                   the duration of the Lehman Brothers Global
                                   Aggregate Index (Hedged) was 5.08 years. As
                                   of December 31, 2003, the duration of the
                                   Worldwide Core Portfolio was 5.79 years.
--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment
                                   grade debt securities from worldwide bond
                                   markets, denominated in both U.S. dollars and
                                   foreign currencies. The Portfolio will
                                   maintain investments in debt securities of
                                   issuers from at least three different
                                   countries including the U.S. At least 35% of
                                   the Portfolio's total assets will be invested
                                   in debt securities and their related
                                   instruments from jurisdictions outside the
                                   U.S. As a fundamental policy, to the extent
                                   feasible, the Portfolio will actively utilize
                                   currency hedging techniques to hedge at least
                                   65% of its total assets. The Portfolio will
                                   invest in derivatives for hedging and
                                   non-hedging purposes, such as to manage the
                                   effective duration of the Portfolio or as a
                                   substitute for direct investment. For
                                   temporary defensive purposes, 100% of the
                                   Portfolio's total assets may be invested in
                                   U.S. government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited
                                   number of issuers. Under normal
                                   circumstances, the Portfolio will invest more
                                   than 25% of its total assets in the Banking
                                   and Finance industry. For purposes of this
                                   limitation, the Banking and Finance industry
                                   will be deemed to include securities of
                                   issuers engaged in banking or finance
                                   businesses, including issuers of asset-backed
                                   securities and mortgage-backed securities.
--------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Corporate Debt Instruments
                                   o   Derivative Securities
                                   o   Dollar Roll Transactions
                                   o   Foreign Instruments
                                   o   Mortgage-Backed Securities
                                   o   Other Investment Companies
                                   o   TBA Transactions
                                   o   U.S. Government and Agency Securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment
     STRATEGIES:                   grade (minimum rating of BBB by S&P, Baa by
                                   Moody's, or a comparable rating or higher
                                   from a NRSRO, or if the security is unrated,
                                   of comparable credit quality in the judgment
                                   of the Investment Adviser/Sub-Adviser) debt
                                   securities from foreign bond markets and
                                   denominated in foreign currencies. The
                                   performance objective of the Portfolio is to
                                   outperform an index that the Portfolio
                                   Manager believes is an appropriate benchmark
                                   for the Portfolio. The current index used by
                                   the Portfolio Manager for the Portfolio is
                                   the Lehman Brothers Global Aggregate Index
                                   (ex-USD). (The Lehman Brothers Global
                                   Aggregate Index (ex-USD) provides a
                                   broad-based measure of the international
                                   investment grade bond market. The Lehman
                                   Brothers Global Aggregate Index (ex-USD)
                                   combines non-U.S. dollar-denominated versions
                                   of the Pan-European Index and the Japanese,
                                   Canadian, Australian and New Zealand
                                   components of the Global Treasury Index. The
                                   index is not available for investment and,
                                   unlike the Portfolio, does not incur
                                   expenses).
--------------------------------------------------------------------------------

    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2             BBB-           A

--------------------------------------------------------------------------------

    DURATION:                      The Portfolio's weighted average duration
                                   generally will not differ from the weighted
                                   average duration of the Lehman Brothers
                                   Global Aggregate Index (ex-USD) by more than
                                   one year. As of December 31, 2003, the
                                   duration of the Lehman Brothers Global
                                   Aggregate Index (ex-USD) was 5.36 years. As
                                   of December 31, 2003, the duration of the
                                   International Portfolio was 5.13 years.
--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment
                                   grade debt securities from foreign bond
                                   markets, denominated in foreign currencies.
                                   The Portfolio will maintain investments in
                                   debt securities of issuers from at least
                                   three different countries. At least 65% of
                                   the Portfolio's total assets will be invested
                                   in debt securities from jurisdictions outside
                                   the U.S. The Portfolio will invest in
                                   derivatives for hedging and non-hedging
                                   purposes, such as to manage the effective
                                   duration of the Portfolio or as a substitute
                                   for direct investment. For temporary
                                   defensive purposes, 100% of the Portfolio's
                                   total assets may be invested in U.S.
                                   government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited
                                   number of issuers. Under normal
                                   circumstances, the Portfolio will invest more
                                   than 25% of its total assets in the Banking
                                   and Finance industry. For purposes of this
                                   limitation, the Banking and Finance industry
                                   will be deemed to include securities of
                                   issuers engaged in banking or finance
                                   businesses, including issuers of asset-backed
                                   securities and mortgage-backed securities.
--------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         Foreign Instruments, including:
                                   o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Corporate Debt Instruments
                                   o   Derivative Securities
                                   o   Government Debt Instruments
                                   o   Interest Rate Futures
                                   o   Mortgage-Backed Securities
                                   o   Other Investment Companies

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may
                                   be consistent with the preservation of
                                   capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in debt
     STRATEGIES:                   securities issued or guaranteed by foreign
                                   governments in emerging or developing market countries denominated in local currencies or in currencies of the Organisation for Economic Cooperation and Development countries ("OECD") (which include U.S.
                                   dollars and Euros). The Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies). Such allocations are not expected to be comparable to, nor as diverse as, the allocations accorded to such markets
                                   (and currencies) by the major bond market indices. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager is the JP
                                   Morgan Emerging Markets Bond Index Global
                                   Diversified. (The JP Morgan Emerging Markets
                                   Bond Index Global Diversified is comprised of the same emerging markets countries and underlying securities that make up the JP
                                   Morgan Emerging Markets Bond Index Global.
                                   However, the weights of the larger countries are constrained by a system of progressively discounting ever-larger tranches of a particular country's debt, in order to increase diversity. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 CCC-     Caa3         A-3             P-3             CCC-           B

--------------------------------------------------------------------------------
    LOWER-RATED                    The Portfolio may invest up to 20% of its net
    DEBT SECURITIES:               assets in bonds that are rated below CCC- by
                                   S&P or Caa3 by Moody's, or a comparable
                                   rating from a nationally recognized
                                   statistical rating organization, or in
                                   unrated bonds that the Adviser/Sub-Adviser of
                                   the Fund has determined to be of comparable
                                   quality to such rated bonds. Debt securities
                                   that are rated below BBB by S&P and Baa by
                                   Moody's are known as "high yield" or "junk"
                                   bonds.
--------------------------------------------------------------------------------

    DURATION:                      The Portfolio's U.S. dollar-weighted average
                                   duration generally will not differ from the weighted average duration of the JP Morgan
                                   Emerging Markets Bond Index Global
                                   Diversified by more than two years. As of December 31, 2003, the duration of the JP
                                   Morgan Emerging Markets Bond Index Global
                                   Diversified was 5.94 years. As of December
                                   31, 2003, the duration of the Emerging
                                   Markets Portfolio was 5.46 years.

--------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of
                                   the Portfolio's net assets (including
                                   borrowings for investment purposes) must be
                                   invested in debt securities from bond markets
                                   in emerging countries denominated in local
                                   currencies or in currencies of the OECD
                                   countries (which include U.S. dollars and
                                   Euros). The Portfolio will maintain
                                   investments in debt securities of issuers
                                   from at least three different countries. For
                                   temporary defensive purposes, 100% of the
                                   Portfolio's total assets may be invested in
                                   U.S. government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited
                                   number of issuers.
--------------------------------------------------------------------------------

    PRINCIPAL INVESTMENTS:         o  Emerging Market Debt Securities
                                   o  Other Investment Companies

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        U.S. INFLATION-INDEXED PORTFOLIO

--------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return in
                                   excess of inflation as may be consistent with
                                   the preservation of capital.
--------------------------------------------------------------------------------

     PRINCIPAL INVESTMENT          The Portfolio invests primarily in bonds that
     STRATEGIES:                   are denominated in U.S. dollars and that have
                                   a coupon rate and/or principal amount linked to the inflation rate. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers U.S. Treasury Inflation Note
                                   Index. (The Lehman Brothers U.S. Treasury
                                   Inflation Note Index is comprised of bonds that have cash flows linked to an inflation index. These securities protect against adverse inflation and provide a minimum level of real return. Each bond in the Index will be adjusted monthly for changes in the Consumer Price Index ("CPI") (non-seasonally adjusted). All bonds included in the Index are issued by the U.S. Treasury. In addition, the bonds must have more than one year to maturity. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2             BBB-         AA(AA)

--------------------------------------------------------------------------------

    DURATION:                      The Portfolio's U.S. dollar-weighted average
                                   real duration generally will not differ from the weighted average duration of the Lehman
                                   Brothers U.S. Treasury Inflation Note Index by more than two years. As of December 31, 2003, the real duration of the Lehman
                                   Brothers U.S. Treasury Inflation Note Index was 9.42 years. As of December 31, 2003, the real duration of the U.S. Inflation-Indexed
                                   Portfolio was 9.41 years. Real duration
                                   measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down.

--------------------------------------------------------------------------------

    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of
                                   the Portfolio's net assets (including
                                   borrowings for investment purposes) must be
                                   invested in inflation-indexed securities. For
                                   temporary defensive purposes, 100% of the
                                   Portfolio's total assets may be invested in
                                   U.S. government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in securities
                                   of a limited number of issuers.
--------------------------------------------------------------------------------

    PRINCIPAL INVESTMENTS:         o        Inflation-Indexed Securities
                                   o        Other Investment Companies

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:              To attain a high level of return in excess of
                                   inflation as may be consistent with the
                                   preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT               The Portfolio invests primarily in securities
STRATEGIES:                        from worldwide bond markets that are
                                   denominated in both U.S. dollars and foreign currencies and have a coupon rate and/or principal amount linked to the local inflation rate. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Barclay's Global
                                   Inflation-Linked Bond Index Hedged. (The
                                   Barclay's Global Inflation-Linked Bond Index
                                   Hedged is comprised of sovereign
                                   inflation-linked debt currently issued in
                                   Australia, Canada, France, New Zealand,
                                   Sweden, the United States and the United
                                   Kingdom, with returns expressed in U.S.
                                   dollar hedged terms. Other countries may be added to the Index from time to time. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                   AVERAGE
                       S&P           Moody's       Fitch IBCA,    PORTFOLIO
 S&P:   Moody's:  (Short Term):   (Short Term):   Duff & Phelps:   QUALITY:
 ----   --------   ------------   -------------   --------------  ---------
 BBB-     Baa3         A-2             P-2             BBB-         AA(AA)

--------------------------------------------------------------------------------

DURATION:                          The Portfolio's U.S. dollar-weighted average
                                   real duration generally will not differ from
                                   the weighted average duration of the
                                   Barclay's Global Inflation-Linked Bond Index
                                   Hedged by more than two years. As of December
                                   31, 2003, the real duration of the Barclay's
                                   Global Inflation-Linked Bond Index Hedged was
                                   8.61 years. As of December 31, 2003, the real
                                   duration of the Global Inflation-Indexed
                                   Hedged Portfolio was 8.64 years. Real
                                   duration measures the price sensitivity of a
                                   bond as real interest rates (i.e. nominal
                                   interest rates adjusted for inflation) move
                                   up and down.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:               Under normal circumstances, at least 80% of
                                   the Portfolio's net assets (including
                                   borrowings for investment purposes) must be
                                   invested in inflation-indexed securities. The
                                   Portfolio will attempt to actively utilize
                                   currency hedging techniques. The Portfolio is
                                   not required to invest any minimum percentage
                                   of its assets in debt securities of issuers
                                   located outside the U.S. nor in any minimum
                                   number of countries or currencies. The
                                   Portfolio will invest in derivatives for
                                   hedging and non-hedging purposes, such as to
                                   manage the effective duration of the
                                   Portfolio or as a substitute for direct
                                   investment. For temporary defensive purposes,
                                   100% of the Portfolio's total assets may be
                                   invested in U.S. government securities, cash
                                   or cash equivalent securities. These
                                   defensive strategies may prevent the
                                   Portfolio from achieving its investment
                                   objective. The Portfolio is "non-diversified"
                                   under the 1940 Act, meaning that it may
                                   invest in securities of a limited number of
                                   issuers. Under normal circumstances, the
                                   Portfolio will invest more than 25% of its
                                   total assets in securities issued by the one
                                   or more of the following foreign governments:
                                   United Kingdom, France, Australia, Canada,
                                   New Zealand and Sweden (collectively, the
                                   "Government Group"). Except for securities
                                   issued by the Government Group or U.S.
                                   Government Securities, the Portfolio will not
                                   invest more than 25% of its total assets in
                                   any industry or foreign government. If the
                                   Portfolio invests more than 25% of its total
                                   assets in securities of a single issuer in
                                   the Government Group, the percentage of that
                                   issuer's securities in the Portfolio will not
                                   be more than fifteen percentage points higher
                                   than that issuer's weighting in the Barclay's
                                   Global Inflation-Linked Bond Index Hedged,
                                   the Portfolio's benchmark index, or any
                                   replacement benchmark index that is selected
                                   and approved by the Fund's Board of
                                   Directors. In the event that the Board of
                                   Directors seeks to replace the Portfolio's
                                   benchmark index, the Portfolio's shareholders
                                   will be given sixty (60) days' prior notice
                                   of the change.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o   Derivative Securities
                                   o   Inflation-Indexed Securities
                                   o   Other Investment Companies

--------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The Adviser may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.


The Portfolios may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Short-Term Portfolio are neither guaranteed nor insured by the United States Government.

The high portfolio turnover of each Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The principal risks affecting each Portfolio are indicated as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Global
                      U.S.                                                                              U.S.       Inflation-
                      Short-    Limited    Mortgage-              Worldwide                 Emerging    Inflation- Indexed
Risks:                Term      Duration   Backed     Worldwide   Core        International Markets     Indexed    Hedged
-----------------------------------------------------------------------------------------------------------------------------
Banking industry
risk                     .          .          .          .           .            .
-----------------------------------------------------------------------------------------------------------------------------
Concentration risk       .          .          .          .           .            .                                   .
-----------------------------------------------------------------------------------------------------------------------------
Credit risk              .          .          .          .           .            .            .           .          .
-----------------------------------------------------------------------------------------------------------------------------
Currency risk                                             .           .            .            .                      .
-----------------------------------------------------------------------------------------------------------------------------
Derivative risk          .          .          .          .           .            .                                   .
-----------------------------------------------------------------------------------------------------------------------------
Foreign risk                                              .           .            .            .                      .
-----------------------------------------------------------------------------------------------------------------------------
High Yield                                                                                      .
Securities risk
-----------------------------------------------------------------------------------------------------------------------------


                                       12



-----------------------------------------------------------------------------------------------------------------------------
Interest rate risk       .          .          .          .           .            .            .           .          .
-----------------------------------------------------------------------------------------------------------------------------
Liquidity risk           .          .          .          .           .            .            .           .          .
-----------------------------------------------------------------------------------------------------------------------------
Non-diversification                 .          .          .           .            .            .           .          .
risk
-----------------------------------------------------------------------------------------------------------------------------
Prepayment risk          .          .          .          .           .            .            .           .          .
-----------------------------------------------------------------------------------------------------------------------------

BANKING                      Investing in bank obligations exposes a Portfolio
INDUSTRY RISK:               to risks associated with the banking industry, such
                             as interest rate and credit risks.

CONCENTRATION                A Portfolio that invests more than 25% of its total
RISK:                        assets in the securities of issuers in any one
                             industry is exposed to the risk that factors affecting that industry will have a greater effect on the Portfolio than they would if the Portfolio invested in a diversified number of unrelated industries.

CREDIT RISK:                 Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their credit risk.

CURRENCY RISK:               Fluctuations in exchange rates between the U.S.
                             dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVES RISK:            Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolios. The use of derivatives may reduce returns for the Portfolios.

FOREIGN RISK:                Investing in foreign securities exposes a Portfolio
                             to risks such as political and economic
                             instability, currency devaluation and high inflation rates, which may result in Portfolio losses and higher volatility. For the Emerging
                             Markets Portfolio, which invests in less established markets, these risks may be increased.

HIGH YIELD SECURITIES        Debt securities that are rated below the four
RISK:                        highest categories (below BBB by S&P and below Baa
                             by Moody's, or unrated securities of comparable quality determined by the Investment Adviser or Sub-Adviser), are known as "high yield" or "junk" bonds. High yield bonds are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default, particularly during periods of economic uncertainty or economic downturns. High yield bonds also may be subject to substantial market fluctuations and may be less liquid than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotations.


INTEREST RATE                Debt securities are subject to the risk that the
RISK:                        market value will decline because of rising
                             interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time frame.


NON                          A non-diversified Portfolio may invest a large
DIVERSIFICATION              percentage of its assets in the securities of a
RISK:                        small number of issuers or industries than a
                             diversified Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.


PREPAYMENT                   A Portfolio that invests in mortgage-backed and
RISK:                        other asset-backed securities is exposed to the
                             risk that such securities may repay principal either faster or slower than expected.

                        RISK/RETURN BAR CHARTS AND TABLES


The following charts and tables give some indication of the risks of investing in the Portfolios. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years (or since inception if a Portfolio has not been in existence for 5 or 10 years) compared with a Portfolio's benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.

As of December 31, 2003, the Global Inflation-Indexed Hedged Portfolio had been in operation for less that one full calendar year and therefore does not report performance information.



FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            U.S. SHORT-TERM PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


3.71%   5.71%   5.45%   5.09%   5.59%   4.26%   6.99%   4.79%   0.95%   1.49%

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003



During the ten-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 2.02% (quarter ending December 31, 2000) and the lowest quarterly return was -0.37% (quarter ending December 31, 2002).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


0.29%  11.26%   5.29%   7.21%   6.79%   2.88%   8.52%   7.46%   5.81%   2.49%

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003



During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.47% (quarter ending March 31, 1994).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            MORTGAGE-BACKED PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


              10.19%   7.42%   1.21%  11.60%   6.43%   8.68%   3.84%

               1997    1998    1999    2000    2001    2002    2003



During the seven-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.99% (quarter ending September 30, 2001) and the lowest quarterly return was -1.10% (quarter ending June 30, 1999).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                               WORLDWIDE PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


-2.25%  12.60%   5.77%   2.93%  15.58%  -5.38%   3.26%   1.40%  14.97%  12.68%

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003



During the ten-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.85% (quarter ending September 30, 1998) and the lowest quarterly return was -3.75% (quarter ending March 31, 1994).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            WORLDWIDE CORE PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


7.84%  11.00%  10.03%  12.60%  11.53%  -0.19%  10.79%   6.94%   7.36%   3.71%

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003



During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending September 30, 1994) and the lowest quarterly return was -3.98% (quarter ending March 31, 1994).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                             INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


              -0.43%  18.35%  -6.34%  -0.98%  -4.22%  21.81%  20.25%

               1997    1998    1999    2000    2001    2002    2003



During the seven-year period shown in the International Portfolio's bar chart, the highest quarterly return was 13.95% (quarter ending June 30, 2002) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           EMERGING MARKETS PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


               -10.50%  11.73%  11.41%   8.85%   9.81%  19.65%

                 1998    1999    2000    2001    2002    2003


During the six-year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was 18.47% (quarter ending December 31, 1998) and the lowest quarterly return was -23.47% (quarter ending September 30, 1998).


Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEAR ENDED DECEMBER 31*

                        U.S. INFLATION-INDEXED PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]


                              16.17%           7.65%

                               2002            2003



During the two-year period shown in the U.S. Inflation-Indexed Portfolio's bar chart, the highest quarterly return was 7.88% (quarter ending September 30, 2002) and the lowest quarterly return was -0.05% (quarter ending September 30,
2003).


Past performance, before and after taxes, is not indicative of future performance.

*The Board of Directors approved changes, effective January 1, 2003, to the Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars and to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets. The Board also changed the name of the Portfolio from the Inflation-Indexed Hedged Portfolio to the U.S. Inflation-Indexed Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                 PAST 1       PAST 5      PAST 10          SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                   YEAR         YEARS       YEARS         INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U.S SHORT-TERM PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                       1.49%        3.67%        4.39%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       0.59%        1.96%        2.43%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               0.96%        2.06%        2.51%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 3-6 Month Treasury Index***                                 1.19%        3.84%        4.67%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                       2.49%        5.40%        5.68%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       1.07%        3.52%        3.58%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               1.74%        3.46%        3.55%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch 1-3 Year Treasury Index***                                  1.90%        5.37%        5.62%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                       3.84%        6.29%         N/A            7.24%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       2.13%        3.84%         N/A            4.48%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               2.47%        3.82%         N/A            4.44%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Mortgage-Backed Securities Index***                       3.07         6.54          N/A            7.16%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                      12.68%        5.12%        5.92%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       9.49%        3.24%        4.03%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               8.13%        3.18%        3.87%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index (Unhedged)***                     12.51%        5.43%        6.82%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                       3.71%        5.65%        8.09%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       2.46%        3.46%        5.31%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               2.40%        3.44%        5.19%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index    (Hedged)***                     3.11%        5.92%        7.06%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                      20.25%        5.40%         N/A            6.64%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                      13.63%        3.54%         N/A            4.09%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares              13.02%        3.49%         N/A            4.09%
-----------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index
    (ex-USD)***                                                              19.36%        4.26%         N/A            5.62%
-----------------------------------------------------------------------------------------------------------------------------------



                                       20



-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                       19.65%      12.22%         N/A            7.36%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                       17.21%       9.39%         N/A            4.44%
-----------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares               12.65%       8.71%         N/A            4.35%
-----------------------------------------------------------------------------------------------------------------------------------
    JP Morgan Emerging Markets Bond Index Global Diversified***               22.21%      15.46%         N/A           10.03%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U.S. INFLATION-INDEXED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                          7.65%        N/A          N/A           10.05%
-----------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions                                          4.84%        N/A          N/A            7.24%
-----------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions and Sale
  of Fund Shares                                                               5.23%        N/A          N/A            6.92%
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Treasury Inflation Note
    Index***                                                                   8.40%        N/A          N/A           10.58%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO                                       N/A         N/A          N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------

*After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. The indices listed in the chart above do not reflect deductions for fees, expenses or taxes.


**Portfolio Inception Dates:
1.  U.S. Short Term Portfolio: 12/6/89
2.  Limited Duration Portfolio: 7/26/93
3.  Mortgage Backed Portfolio: 4/29/96
4.  Worldwide Portfolio: 4/15/92
5. Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and 6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.
6.  International Portfolio: 5/9/96
7.  Emerging Markets Portfolio: 8/12/97
8. U.S. Inflation-Indexed Portfolio: 1/2/01. The Board of Directors of the Fund approved changes, effective January 1, 2003, to the Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars and to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets. The Portfolio also changed its name from the Inflation-Indexed Hedged Portfolio to the U.S. Inflation-Indexed Portfolio.
9. Global Inflation-Indexed Hedged Portfolio: 1/14/03. As of December 31, 2003, the Global Inflation-Indexed Hedged Portfolio had been in operation for less that one full calendar year and therefore does not report performance information.

***The benchmark reflects no deduction for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Global
                           U.S.                                                                                U.S.        Inflation
Portfolio                  Short-   Limited    Mortgage-                Worldwide                   Emerging   Inflation-  Indexed
Name                       Term     Duration   Backed        Worldwide  Core        International   Markets    Indexed     Hedged
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (Fees     None     None       None          None       None        None            None       None        None
Paid Directly from
Your Investment)
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
 Expenses (Expenses that
 are Deducted From Fund
 Assets)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees            0.30%    0.35%      0.30%         0.40%      0.40%       0.40%         0.75%      0.40%       0.40%
------------------------------------------------------------------------------------------------------------------------------------
Distribution Fees          None     None       None          None       None        None          None       None        None
(12b-1)
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(1)          0.21%    0.20%      0.23%(2)      0.24%      0.31%       0.32%         0.54%      0.20%       0.40%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund          0.51%    0.55%(5)   0.53%(2),(5)  0.64%      0.71%(5)    0.72%         1.29%      0.60%(4)    0.80%(4)
Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Contractually Waived Fees  0.11%                             0.04%
------------------------------------------------------------------------------------------------------------------------------------
Net Annual Fund            0.40%(3)                          0.60%(3)
Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------



(1) Under an Administration Agreement dated February 1, 1995, as amended May 29, 1998, between the Fund and Investors Capital Services, Inc. ("Investors Capital" or "the Administrator"), the Administrator provides administrative services to each Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below a certain expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets. Under an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

(2) "Other Expenses" include interest expenses of the Mortgage-Backed Portfolio generated from its investment in reverse repurchase agreements. If such interest expenses were not included, "Other Expenses" would be 0.22% and Total Annual Fund Operating Expenses would be 0.52%.

(3) Pursuant to the Investment Advisory Agreements for the U.S. Short-Term Portfolio and the Worldwide Portfolio, the Total Operating Expenses of each Portfolio are capped at 0.40% and 0.60%, respectively, (on an annualized basis) of that Portfolio's average daily net assets. The contractual expense cap for U.S. Short-Term Portfolio includes a voluntary waiver by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser" or "Adviser") of 0.15% of its management fees. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the U.S. Short-Term Portfolio is 0.36%. Such voluntary fee waiver can be terminated at any time.

(4) The Investment Adviser has voluntarily agreed to cap the Total Operating Expenses of the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio at 0.35% and 0.50%, respectively (on an annualized basis), of that Portfolio's average daily net assets, which includes a voluntary waiver of 0.20% of its management fees for each of these Portfolios. Such voluntary expense caps and fee waivers can be terminated at any time.

(5) The Adviser has voluntarily agreed to waive 0.20% of its management fees for each of the Limited Duration and Mortgage-Backed Portfolios and 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waivers, the Net Annual Fund Operating Expenses of the Limited Duration, Mortgage-Backed and Worldwide Core Portfolios are 0.35%, 0.33% and 0.56%, respectively. Such voluntary fee waivers can be terminated at any time.

                              EXPENSE TABLE EXAMPLE


The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same, except that the contractually waived fees reflected in the fee table for the U.S. Short-Term and Worldwide Portfolios are in effect for the one year time period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



--------------------------------------------------------------------------------
Portfolio Name                   1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
U.S. Short-Term                   $41         $ 152        $ 274        $ 630
--------------------------------------------------------------------------------
Limited Duration                   56           176          307          689
--------------------------------------------------------------------------------
Mortgage-Backed                    54           170          296          665
--------------------------------------------------------------------------------
Worldwide                          61           201          353          795
--------------------------------------------------------------------------------
Worldwide Core                     73           227          395          883
--------------------------------------------------------------------------------
International                      74           230          401          894
--------------------------------------------------------------------------------
Emerging Markets                  131           409          708         1556
--------------------------------------------------------------------------------
U.S. Inflation-Indexed             61           192          335          750
--------------------------------------------------------------------------------
Global Inflation-Indexed           82           255          444          990
Hedged
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS


The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."


                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $38.4 billion in assets, as of December 31, 2003, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately 167 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $230 million. The Investment Adviser also serves as the sub-adviser to 35 portfolios of 24 other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. Each Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2003, at the annual percentage rate described below, based on each Portfolio's average daily net assets.

                   PORTFOLIO NAME              MANAGEMENT FEE RATES*
                   --------------              ---------------------
                   U.S. Short-Term                    0.15%
                   Limited Duration                   0.15%
                   Mortgage-Backed                    0.10%
                   Worldwide                          0.40%
                   Worldwide Core                     0.25%
                   International                      0.40%
                   Emerging Markets                   0.75%
                   U.S. Inflation-Indexed             0.20%
                   Global Inflation-Indexed Hedged    0.20%



* Management fees for all Portfolios, except the Worldwide Portfolio, the International Portfolio and the Emerging Markets Portfolio, show Management Fee Rates after the voluntary waiver of Management Fees.



                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Worldwide, Worldwide Core, International, Emerging Markets and Global Inflation-Indexed Hedged Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and managed approximately $13.0 billion in multi-currency fixed-income portfolios for institutional clients as of December 31, 2003. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Worldwide, Worldwide Core, International, Emerging Markets and Global Inflation-Indexed Hedged Portfolios after any waivers. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team, comprised of the sector specialist teams for Sovereign Bonds, Corporate Bonds, Structured Products and Foreign Exchange, meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for each Portfolio Manager of the Fund is set forth below.


KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in July 1995. He heads the European Corporate Credit Team and is the product manager for European domestic portfolios. Mr. Corrigan currently specializes in European financial institutions and is a member of the Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

NARAYAN GOPALAN, PORTFOLIO MANAGER. Mr. Gopalan has joint responsibility for management of the International Portfolio. He joined FFTW in February 2004 as a member of the European investment team. He is responsible for euro and international portfolios. He is also a member of the Interest Rate and Yield Curve Team setting interest rate strategy for global portfolios. Mr. Gopalan came to FFTW from Drake Management where he spent two years in their Portfolio Management Group focusing on interest rate markets in the U.S. and Europe. Prior to Drake Management, Mr. Gopalan spent six years at BlackRock. He began his career working in BlackRock's Portfolio Management Group where his responsibilities included research, strategy and trading in the U.S. interest rate derivatives market. Mr. Gopalan holds a Master's degree in structural mechanics from Cornell University (1995) and a BA in civil engineering from the Indian Institute of Technology (1993).


ANDREW M. HEADLEY, CFA, PORTFOLIO MANAGER. Mr. Headley has primary responsibility for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Currently his primary focus is on the mortgage pass-through market and those portfolios which are benchmarked against a mortgage pass-through index. Mr. Headley holds a B.A. summa cum laude in finance from the Wharton School of the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

ALEXANDER KRIECKHAUS, PORTFOLIO MANAGER. Mr. Krieckhaus has primary responsibility for management of the Emerging Markets Portfolio. He joined FFTW in September 2000, as an emerging markets specialist. Prior to joining FFTW, Mr. Krieckhaus was employed by BNP Paribas Asset Management as an emerging markets portfolio manager, commencing in August of 1999. Previous to that position, Mr. Krieckhaus worked for two years as a Vice President and senior sovereign bond strategist at Santander Investments, where he maintained a model portfolio of sovereign bonds from Latin America, Eastern Europe and Asia, and prior to that he was employed for three years at ING Barings as a Senior Associate within the emerging markets fixed income strategy group. Mr. Krieckhaus attended Columbia University and Reed College.


DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide and Worldwide Core Portfolios. Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr. Marmon has a B.A. in economics from Alma College (1980) and an M.A. in economics from Duke University (1982).

KENNETH O'DONNELL, CFA, Portfolio Manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration and U.S. Short-Term Portfolios. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S. government securities and is also responsible for the management of money market, short, and short-intermediate portfolios. Prior to joining FFTW, Mr. O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1998-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse University and a M.S. in Finance from Boston College. He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

PAUL J. ZHAO, PORTFOLIO MANAGER. Mr. Zhao has primary responsibility for the U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. He joined FFTW in 2004. He is a member of the U.S. Sovereign Bonds Team responsible for interest rate products with an emphasis on U.S. and global inflation-linked securities. Mr. Zhao joined FFTW after eight years at Teachers Insurance & Annuity Association - College Retirement Equities Fund (TIAA-CREF), most recently as a Director/Portfolio Manager. His primary responsibilities at TIAA-CREF included designing interest rate hedging strategies for TIAA's general fixed income account, co-managing various core plus style bond mutual funds, 529 plans and the CREF Bond Market Account. He also headed the inflation-linked bond products. Mr. Zhao has extensive experience in trading

U.S. Treasury bonds, agency obligations, and inflation-linked securities. Mr. Zhao earned a BS in finance from Southern Connecticut State University (1993) and an MBA with a concentration in finance theory from Yale University (1996). He also studied graduate level mathematics/statistics at Columbia University from 1997-1999.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio is $100,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed by the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares of all the Portfolios, except the Mortgage-Backed Portfolio, may be made on any Business Day (as defined below). Purchases of shares of the Mortgage-Backed Portfolio may be made on the last Business Day of each month, or on any other Business Day approved by the Investment Adviser. For all Portfolios except the U.S. Short-Term Portfolio, "Business Day" means any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For the U.S. Short-Term Portfolio, "Business Day" means any Monday through Friday, except holidays observed by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are:
New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.



                               WIRING INSTRUCTIONS


To:                 Investors Bank & Trust Company
                    200 Clarendon Street
                    Boston, Massachusetts 02117
ABA Number:         011001438
Account Name:       Quasar Distributors, LLC - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                               TO PURCHASE SHARES



-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME        WHEN NET ASSET VALUE    WHEN & HOW SHARES    PROCEDURE FOR SAME DAY PURCHASES   RESULT OF LATE NOTIFICATION
                      (NAV) IS DETERMINED     MAY BE PURCHASED                                        OR DELAY IN RECEIPT OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
o  U.S. SHORT-TERM    o  All Business Days   o  Any Business Day   o  Purchasers must call Investors  o  The Portfolio must receive
o  LIMITED DURATION                                                   Bank at (800) 247-0473 prior       Notice before 4:00 p.m.
o  WORLDWIDE                                 o  Submitted orders      to 4:00 p.m. ET to inform the      (wire may be received after
o  WORLDWIDE CORE                               must include a        Portfolio of the incoming wire     4:00 p.m. ET) for shares to
o  INTERNATIONAL                                completed account     transfer.                          be bought at that day's
o  EMERGING MARKETS                             application.                                             price.
o  U.S. INFLATION-                                                 o  Purchasers must indicate which
     INDEXED                                 o  Federal funds         Portfolio is to be purchased.   o  Shares will be bought at
o  GLOBAL INFLATION-                            must be wired to                                         the Next Business Day's
     INDEXED HEDGED                             Quasar's "Fund     o  If Federal funds are received      price if the wire is
                                                Purchase Account"     by the Portfolio that day, the     received after 4:00 p.m.
                                                at Investors Bank     order will be effective that       ET and no notice is given.
                                                & Trust Company,      day. Price of shares is based
                                                ("Investors Bank;"    on the next calculation of
                                                or the "Transfer      NAV after the order is placed.
                                                Agent").
-----------------------------------------------------------------------------------------------------------------------------------
o  MORTGAGE-BACKED    o  Last Business Day   o  Last Business Day  o  Purchasers must call Investors  o  The Portfolio must receive
                         of each month or       of each month or      Bank at (800) 247-0473 prior       notice before 4:00 p.m.
                         on any other           on any other          to 4:00 p.m. ET to inform the      for shares to be bought at
                         Business Days          Business Days         Portfolio of the purchase.         that day's price.
                         approved by the        approved by the
                         Investment Adviser.    Investment         o  Purchasers must indicate that
                                                Adviser.              the Mortgage-Backed Portfolio
                                                                      is to be purchased.
                                             o  Submitted orders
                                                must include a     o  For the purchase to be
                                                completed account     effective, Federal funds wire
                                                application.          must be received by the
                                                                      Portfolio the following
                                             o  Federal funds must    Business Day. Price of shares
                                                be wired to           is based on the next
                                                Quasar's "Fund        calculation of NAV after the
                                                Purchase Account"     order is placed.
                                                at Investors Bank.

-----------------------------------------------------------------------------------------------------------------------------------



                                   REDEMPTIONS


All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.


Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolios to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.


A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.


A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.


In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                TO REDEEM SHARES

--------------------------------------------------------------------------------
    SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
1. The dollar or share amount to be redeemed; and The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
2.  The name of the shareholder; and
3.  The shareholder's account number.
4. Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                        WHEN REDEMPTION EFFECTIVE                         RESULT OF LATE NOTIFICATION OF REDEMPTION
------------------------------------------------------------------------------------------------------------------------------------
o  U.S. Short-Term                    If notice is received by the Transfer Agent       If notice is received by the Transfer Agent
o  Limited Duration                   by 4:00 pm ET on any Business Day, the            Agent on a non-business day or after 4:00
o  Mortgage-Backed                    redemption will be effective and payment will     p.m. ET on a Business Day, the redemption
o  Worldwide                          be made within seven calendar days, but           notice will be deemed received as of the
o  Worldwide Core                     generally the next business day following         next Business Day.
o  International                      receipt of such notice for all Portfolios,
o  Emerging Markets                   with the exception of the U.S. Short-Term
o  U.S. Inflation-Indexed             Portfolio, which typically settles
o  Global Inflation-Indexed Hedged    redemptions up to 95% of the account value
                                      the same business day notice is received. Any
                                      redemption proceeds above 95% of the account
                                      value will be sent the next business day
                                      after the price has been determined. Price of
                                      shares is based on the next calculation of
                                      the NAV after the order is placed.
------------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is based on the next calculation of the Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets; (2) subtracting all of the Portfolio's liabilities; and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.


        1. For all Portfolios, other than Mortgage-Backed, net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each Business Day.


        2. The Mortgage-Backed Portfolio's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days in which the Fund accepts a purchase in good order, and on each Business Day for which a redemption order has been placed.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management, acting under the supervision of the Board of Directors.


To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S. Short-Term Portfolio will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If a Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.


                               TAX CONSIDERATIONS


The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio. For additional information regarding tax issues pertaining to the Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES
Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:


1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.  fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of each Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

-----------------------------------------------------------------------------------------------------------------------------------
                    U.S.                                                                             U.S.
                    Short-  Limited    Mortgage-              Worldwide                  Emerging    Inflation-   Global Inflation-
                    Term    Duration   Backed     Worldwide   Core         International Markets     Indexed      Indexed Hedged
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed        .       .          .          .           .            .             []          []           []
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Bank                .       .          .          .           .            .             []          []           []
Obligations

-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds         X       X          X          []          []           []             .          []           []

-----------------------------------------------------------------------------------------------------------------------------------
Convertible         X       X          X          X           X            X             []           X            X
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Corporate Debt      .       .          []         .           .            .             .           []           []
Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Derivative          .       .          .          .           .            .             []           X           .
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Dollar Roll        []       []         .          .           .            []            X           []           []
Transactions

-----------------------------------------------------------------------------------------------------------------------------------
Duration            .       .          .          .           .            .             .            .           .
Management

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Market     X       X          X          []          []           []            .           []           []
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Foreign            []       []         []         .           .            .             .           []           .
Instruments

-----------------------------------------------------------------------------------------------------------------------------------
High Yield          X       X          X          X           X            X             .            X            X
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Illiquid           []       []         []         []          []           []           []           []           []
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Indexed Notes,      X       X          X          []          []           []           []           []           []
Currency
Exchange-Related
Securities and
Similar
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed  []       []         []         []          []           []           []           .            .
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Investment          []      .          .          .           .            .            .            .            .
Companies

-----------------------------------------------------------------------------------------------------------------------------------
Loan Participations []      []         []         []          []           []           .            X            X
and Assignments
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed     .       .          .          .           .            .            X            []           []
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Multi-National      X       X          X          []          []           []           []           []           []
Currency Unit
Securities or
More Than One
Currency
Denomination

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                    U.S.                                                                             U.S.
                    Short-  Limited    Mortgage-              Worldwide                  Emerging    Inflation-   Global Inflation-
                    Term    Duration   Backed     Worldwide   Core         International Markets     Indexed      Indexed Hedged
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase and      .       []         .          []          []           []            []          []           .
Reverse Repurchase
Agreements

-----------------------------------------------------------------------------------------------------------------------------------
Short Sales         []      []         []         []          []            X            X           []           []
Transactions

-----------------------------------------------------------------------------------------------------------------------------------
Stripped            []      []         .          []          []           []            X           []           []
Instruments

-----------------------------------------------------------------------------------------------------------------------------------
TBA Transactions    []      []         .          .           .            []           []           []           []

-----------------------------------------------------------------------------------------------------------------------------------
Total Return        []      []         .          []          []           []           []           []           []
Swaps

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government     .       .          .          .           .            []           []           .            .
and Agency
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Warrants            X       X          X          X           X            X            []            X            X

-----------------------------------------------------------------------------------------------------------------------------------
When Issued and     []      []         []         []          []           []           []           []           .
Forward
Commitment
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon         []      []         []         []          []           []           .            []           .
Securities
-----------------------------------------------------------------------------------------------------------------------------------


..   Principal
[]  Other
X   Portfolio does not presently invest in such securities

ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by a pool of financial assets. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   home equity loans,
d.   leases of various types of real and personal property, and
e.   receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is
                         generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank-issued securities. These instruments include, but are not limited to:
a.   Time Deposits,                g.  Eurodollar Certificates of Deposit,
b.   Certificates of Deposit,      h.  Variable Rate Notes,
c.   Bankers' Acceptances,         i.  Loan Participations,
d.   Bank Notes,                   j.  Variable Amount Master Demand Notes,
e.   Deposit Notes,                k.  Yankee CDs, and
f.   Eurodollar Time Deposits,     l.  Custodial Receipts.

                  RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry, such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

                  RISKS: Brady Bonds are generally issued by countries with
                         developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

                  RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects a
                         Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a.  swaps;
b.  caps, floors and collars;
c.  forward foreign currency contracts;
d.  futures contracts; and
e.  options.

a. SWAPS
Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies.


b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

         HEDGING
         Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                  RISKS: Derivatives are subject to the risk of changes in
                         security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                         Hedging involves risks of imperfect correlation in price movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.

DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).


                  RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;
b.   coupon interest payments;
c.   final maturity;
d.   call features; and
e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is their primary measure of risk, because these securities are subject to real rate changes but are protected against fluctuations in inflation.

                  RISKS: There is no assurance that deliberate changes in a
                         Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

FOREIGN INSTRUMENTS
a. FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the United States. They are typically denominated in currencies other than the U.S. dollar, and may be denominated in a single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For the U.S. Short-Term, Limited Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

The global and international portfolios (excluding the Emerging Markets Portfolio) will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Emerging Markets Portfolio's benchmark, the JP Morgan Emerging Markets Bond Index Global Diversified, may exclude countries or instruments due to illiquidity or other reasons, but the definition of an emerging markets security remains the same.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign" securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Emerging Markets Portfolio invests in several types, including the following:

         Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

         Eurobonds and global bonds: These are longer maturity (up to 30 years) securities, registered in London or globally, that are generally issued in U.S. dollars, but are increasingly issued in Euros and occasionally in yen.

         Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

         Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

                  RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

                         a. relatively unstable governments;
                         b. sudden adverse government action;
                         c. nationalization of businesses;
                         d. restrictions on foreign ownership;
                         e. prohibitions of repatriation of assets; and/or
                         f. less protection of property rights.


                         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin America) may be highly correlated, thereby increasing a portfolio's risk if it is concentrated regionally.

HIGH YIELD SECURITIES
Debt securities that are rated below the four highest categories (i.e. below BBB by S&P and Baa by Moody's) are known as "high yield" bonds or "junk" bonds. High yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

                  RISKS: High yield securities present a considerable risk of issuer default, particularly during periods of economic uncertainty or economic downturns. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than securities in the higher rating categories. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotations.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and
3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. If a particular investment in Rule 144A Securities, Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes, the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.


                  RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.


Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.


                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

                         The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.


INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a
                         Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


The Commission has granted the Fund an exemptive order which permits a Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors are not double-charged advisory fees. Investors pay advisory fees only on the Portfolio(s) in which they are directly invested.


LOAN PARTICIPATIONS AND ASSIGNMENTS
Fixed and floating rate loans are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the loan in which they have purchased a participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the participation.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage pass-through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity (the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.


                  RISKS: Mortgage-backed and other asset-backed securities carry the risk of a faster or slower than expected prepayment of principal, which may affect the duration and return of the security. Changes in interest rates affect a Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

                  RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse
                         repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

                  RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds reduced to their two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal bond strips;
b.   Treasury strips; and
c.   Stripped mortgage-backed securities.

                  RISKS: POs do not pay interest: return is solely based on
                         payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped mortgage-backed security IOs run the risk of unanticipated prepayments, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


TOTAL RETURN SWAPS
A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                  RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.



U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/ FEDERAL AGENCIES
U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S. government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress.

The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;
b.   Federal Housing Administration;
c.   Federal Home Loan Mortgage Corporation;
d.   Federal National Mortgage Association;
e.   Student Loan Marketing Association;
f.   Federal Home Loan Bank;
g.   Government National Mortgage Association; and
h.   U.S. Department of Veterans' Affairs.


                  RISKS: Although U.S. government securities are generally
                         considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.


WARRANTS
A warrant entitles the holder to acquire an asset at a specified price.

                  RISKS: Warrants retain their value only so long as the underlying asset retains its value.

WHEN ISSUED AND FORWARD COMMITMENTS
The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitment transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.


RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.



                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.



                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS
These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLES


The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------
                                      U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR           YEAR         YEAR
                                                    ENDED        ENDED        ENDED          ENDED        ENDED
                                                    12/31/03     12/31/02     12/31/01       12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                  $9.53        $9.68         $9.71         $9.65         $9.76
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                                0.19*        0.24*         0.48          0.59          0.51*

Net realized and unrealized gain (loss) on
investments and financial futures contracts           (0.05)       (0.14)        (0.03)         0.06         (0.11)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.14         0.10          0.45          0.65          0.40
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                            0.24         0.25          0.48          0.59          0.51
------------------------------------------------------------------------------------------------------------------------
Total distributions                                    0.24         0.25          0.48          0.59          0.51
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.43        $9.53         $9.68         $9.71         $9.65

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           1.49%        1.19%         4.79%         6.99%         4.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                    $103,838      $94,452      $289,078      $370,867      $650,447

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                          0.35%        0.25%         0.25%         0.25%         0.25%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                          0.35%        0.30%         0.32%         0.25%         0.25%

Ratio of investment income, net to average net
assets (a)                                             1.98%        2.46%         4.88%         6.13%         5.29%

Decrease in above expense ratios due to waiver of
investment advisory and administration fees
                                                       0.16%        0.21%         0.22%         0.17%         0.18%
Portfolio Turnover (b)
                                                       190%         282%          158%          214%           N/A
------------------------------------------------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b) Portfolio turnover was not calculated prior to the year ended December 31, 2000 due to the Fund's investment in primarily short-term securities.
*    Calculation based on average shares outstanding.

------------------------------------------------------------------------------------------------------------------------
                                     LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR           YEAR           YEAR          YEAR          YEAR
                                                    ENDED          ENDED          ENDED         ENDED         ENDED
                                                    12/31/03       12/31/02       12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $10.15         $10.05         $9.85         $9.66         $9.93
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                               0.34*          0.42          0.53          0.61          0.55*

Net realized and unrealized gain (loss)
  on investments and financial futures
  contracts                                          (0.09)          0.15          0.19          0.19         (0.27)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.25           0.57          0.72          0.80          0.28
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net (b)                       0.38           0.42          0.52          0.61          0.55

In excess of investment income, net                     --             --            --            --            --

From net realized gain on
  investments and financial futures
   contracts                                          0.06           0.05            --            --            --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   0.44           0.47          0.52          0.61          0.55
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.96         $10.15        $10.05         $9.85         $9.66
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          2.49%          5.81%         7.46%         8.52%         2.88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $124,072        $165,870      $117,357       $97,484      $100,105

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                         0.35%          0.30%         0.30%         0.30%         0.30%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                         0.35%          0.30%         0.30%         0.30%         0.30%

Ratio of investment income, net to
  average net assets (a)                              3.35%          4.19%         5.32%         6.25%         5.60%

Decrease in above expense ratios due to waiver
   of investment advisory fees                        0.20%          0.24%         0.23%         0.24%         0.24%

Portfolio Turnover                                     352%           110%          209%          327%          823%
------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentations.
*   Calculation based on average shares outstanding.

------------------------------------------------------------------------------------------------------------------------
                                     MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period           YEAR         YEAR         YEAR         YEAR        YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED
                                                        12/31/03     12/31/02     12/31/01     12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                    $10.29       $10.00       $9.96        $9.64       $10.18
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                                   0.40*        0.44*        0.61         0.70        0.61*

Net realized and unrealized gain (loss)
 on investments, short sales, financial
 futures, and options and swap contracts                 (0.02)        0.41         0.02         0.35       (0.49)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.38         0.85         0.63         1.05        0.12
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net (b)                           0.48         0.56         0.59         0.73        0.64

In excess of investment income, net                       --           --           --           --          --

From net realized gain on
  investments, short sales, financial
  futures, and options and swap contracts                 --           --           --           --          0.02
------------------------------------------------------------------------------------------------------------------------
Total distributions                                       0.48         0.56         0.59         0.73        0.66
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.19       $10.29       $10.00        $9.96       $9.64
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              3.84%        8.68%        6.43%        11.60%      1.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                     $129,530     $155,814     $357,288     $336,141    $298,265

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                             0.31%        0.25%        0.25%        0.25%       0.24%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                             0.32%        0.25%        0.25%        0.26%       0.24%

Ratio of investment income, net to average
  net assets (a)                                          3.94%        4.38%        6.02%        7.20%       6.10%

Decrease in above expense ratios due to
  waiver of investment advisory fees                      0.21%        0.22%        0.21%        0.20%       0.20%

Portfolio Turnover
                                                          582%         601%         523%         699%        745%
------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentations.
*   Calculation based on average shares outstanding.

------------------------------------------------------------------------------------------------------------------------
                                        WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period           YEAR         YEAR         YEAR         YEAR        YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED
                                                        12/31/03     12/31/02     12/31/01     12/31/00    12/31/99
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                    $9.61        $8.64        $8.91        $9.12        $10.28
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                                  0.26*        0.31         0.39*        0.48*         0.43*

Net realized and unrealized gain (loss)
  on investments, financial futures,
  swaps and options contracts and
  foreign currency related transactions                  0.91         0.96        (0.27)       (0.21)        (0.98)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         1.17         1.27         0.12         0.27         (0.55)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net (b)                          0.81         0.30         0.39         0.38          0.61

In excess of investment income, net                      --           --           --           --           --

From net realized gain on investments,
  financial futures, swaps and
  options contracts and foreign currency
  related transactions                                   --           --           --           --           --

From capital stock in excess of par value                --           --           --           0.10         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                      0.81         0.30         0.39         0.48          0.61
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.97        $9.61        $8.64        $8.91         $9.12
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            12.68%       14.97%       1.40%         3.26%        (5.38%)

RATIOS/SUPPLEMENTAL DATA
                                                     $169,665     $172,039     $158,839     $158,474       $68,581
Net assets, end of period (000's)

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                            0.60%        0.60%        0.60%        0.60%         0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                            0.60%        0.60%        0.60%        0.60%         0.60%

Ratio of investment income, net to
  average net assets (a)                                 2.71%        3.42%        4.50%        5.53%         4.51%

Decrease in above expense ratios due to
  waiver of investment advisory fees                     0.04%        0.02%        0.01%        0.00%+        0.03%

Portfolio Turnover
                                                          392%         585%         618%         493%          390%
---------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentations.
 *  Calculation based on average shares outstanding.
 +  Rounds to less than 0.01%.

----------------------------------------------------------------------------------------------------------------------------
                                        WORLDWIDE CORE PORTFOLIO FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR          YEAR             YEAR
                                                    ENDED        ENDED        ENDED         ENDED            ENDED
                                                    12/31/03     12/31/02     12/31/01      12/31/00         12/31/99
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $11.15       $10.96       $10.79        $10.58           $11.19
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

Investment income,
net                                                   0.31*        0.40*        0.48          0.60             0.51*

Net realized and unrealized gain (loss)
  on investments, financial futures, swap
  and options contracts and foreign
  currency related transactions                       0.11         0.36         0.27          0.50            (0.53)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.42         0.76         0.75          1.10            (0.02)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                           0.39         0.53         0.58          0.89             0.59


In excess of net realized gain on
  investments, financial futures,
  swap and options contracts and foreign
  currency related transactions                       --           --           --            --               0.00**

From capital stock in excess of par value
                                                      --           0.04         --            --               --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                   0.39         0.57         0.58          0.89             0.59
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.18       $11.15       $10.96        $10.79           $10.58
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          3.71%        7.36%        6.94%        10.79%           (0.19%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                  $66,754     $116,859     $219,987      $210,996         $181,535

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                         0.55%        0.45%        0.45%         0.45%            0.45%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                         0.55%        0.45%        0.45%         0.45%            0.45%

Ratio of investment income, net to
  average net assets (a)                              2.74%        3.61%        4.38%         5.60%            4.70%

Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                     0.16%        0.17%        0.17%         0.14%            0.14%

Portfolio Turnover                                     441%         565%         615%          549%             404%
----------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
*   Calculation based on average shares outstanding.
**  Rounds to less than $0.01.

------------------------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR          YEAR          YEAR
                                                    ENDED        ENDED        ENDED         ENDED         ENDED
                                                    12/31/03     12/31/02     12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $8.67        $7.53        $8.18         $8.70         $9.68
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net
                                                     0.20*        0.16         0.29          0.44          0.37*
Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign
  currency related transactions                      1.46         1.45        (0.63)        (0.54)        (0.98)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.66         1.61        (0.34)        (0.10)        (0.61)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net (c)                      1.32         0.42         0.31          0.04          0.37

In excess of investment income, net                  --           --           --            --            --

From net realized gain on
  investments, and  financial futures   contracts
   and foreign
  currency related transactions                      0.20         0.05         --            --            --

From capital stock in excess of par
  value                                              --           --           --            0.38          --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                  1.52         0.47         0.31          0.42          0.37
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.81        $8.67        $7.53         $8.18         $8.70
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        20.25%       21.81%       (4.22%)       (0.98%)       (6.34%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                  79,542       $88,120    $107,848      $121,377      $103,564

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        0.71%        0.60%        0.60%         0.60%         0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.71%        0.61%        0.60%         0.60%         0.60%

Ratio of investment income, net to
  average net assets (a)                             2.22%        2.50%        3.70%         5.18%         4.13%

Decrease in above expense ratios due to
  waiver of investment advisory fees                 0.01%        0.07%        0.06%         0.04%         0.00% (b)

Portfolio Turnover                                    223%         334%         659%          508%          569%
------------------------------------------------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Rounds to less than 0.01%.
(c) Certain prior year amounts have been reclassified to conform to current year presentations.
 *   Calculation based on average shares outstanding.

-----------------------------------------------------------------------------------------------------------------------------
                                       EMERGING MARKETS PORTFOLIO FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       YEAR         YEAR         YEAR           YEAR             YEAR
                                                    ENDED        ENDED        ENDED          ENDED            ENDED
                                                    12/31/03     12/31/02     12/31/01       12/31/00         12/31/99
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $7.81        $7.73         $7.76          $7.68           $7.72
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.52*        0.60*         0.70*          0.77*           0.78*

Net realized and unrealized gain (loss)
  on investments and foreign currency
  related transactions                               0.97         0.13         (0.06)          0.08            0.05
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.49         0.73          0.64           0.85            0.83
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.49         0.61          0.67           0.14            0.87

In excess of investment income, net                  --           --            --             --              --

From capital stock in excess of par
  value                                              --           0.04          --             0.63            --

-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.49         0.65          0.67           0.77            0.87
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.81         7.81         $7.73          $7.76           $7.68
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        19.65%        9.81%         8.85%         11.41%          11.73%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $12,965      $10,711       $33,040        $49,807        $128,419

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        1.29%        1.23%         1.07%          1.03%           1.01%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        1.29%        1.23%         1.07%          1.03%           1.07%

Ratio of investment income, net to
  average net assets (a)                             6.13%        7.59%         9.21%         10.05%          10.44%

Decrease in above expense ratios due to
  waiver of investment advisory fees                 0.01          N/A           N/A            N/A             N/A


Portfolio Turnover                                    303%         207%          421%           169%            137%

-----------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
 *  Calculation based on average shares outstanding.

------------------------------------------------------------------------------------------------------------------------------------
                                  U.S.INFLATION-INDEXED PORTFOLIO FINANCIAL HIGHLIGHTS

                                     (Formerly Inflation-Indexed Hedged Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       YEAR ENDED         YEAR ENDED     PERIOD FROM
                                                    12/31/03           12/31/02       JANUARY 2,
                                                                                      2001* TO
                                                                                      DECEMBER 31,
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $10.82             $10.09         $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                              0.40**             0.49            0.46

Net realized and unrealized gain on
  investments and foreign currency
  related transactions                               0.42                1.11           0.19

------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.82                1.60           0.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                          0.41                0.49           0.46

From net realized gain on
investments and foreign
currency related transactions                        0.52                0.38           0.10
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  0.93                0.87           0.56
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.71              $10.82         $10.09
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         7.65%              16.17%          6.54% (c)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                 $86,162             $89,355        $39,610

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                        0.35%               0.35%          0.35% (b)

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.35%               0.35%          0.35% (b)

Ratio of investment income, net to
  average net assets (a)                             3.65%               4.98%          4.74% (b)

Decrease in above expense rations due to
  waiver of investment advisory fees                 0.25%               0.22%          0.33% (b)

Portfolio Turnover                                    154%                140%            74%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.

*    Commencement of operations.
**   Calculation based on average shares outstanding.

------------------------------------------------------------------------------------------------------------------------------------
                          GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the period       PERIOD FROM
                                                    JANUARY 14,
                                                    2003* TO
                                                    DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

 Investment income, net                               0.38**

Net realized and unrealized gain on
  Investments and foreign currency
  related transactions                                0.27

------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                           0.25

From net realized gain on investments
  Investments and foreign currency
  related transactions                                0.10

Return of capital                                     0.02
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   0.37
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.28
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          6.59%(c)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                  $20,987

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                         0.50%(b)

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                        0.50%(b)

Ratio of investment income, net to
  average net assets (a)                              3.87%(b)

Decrease in above expense rations due to
  waiver of investment advisory fees                  0.31%(b)


Portfolio Turnover                                     137%
------------------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
*   Commencement of operations.
**  Calculation based on average shares outstanding.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information dated April 30, 2004(as amended from time to time) (the "SAI"). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In each Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



DISTRIBUTED BY:

QUASAR DISTRIBUTORS, LLC



Fund's Investment Company Act filing number: 811-5796

--------------------------------------------------------------------------------

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------


================================================================================

                                   PROSPECTUS

================================================================================






                                 APRIL 30, 2004



                   o        Mortgage LIBOR Portfolio
                   o        Asset-Backed Portfolio
                   o        High Yield Portfolio
                   o        Enhanced Equity Markets Portfolio
                   o        U.S. Treasury Portfolio
                   o        U.S. Corporate Portfolio
                   o        Broad Market Portfolio
                   o        International Corporate Portfolio
                   o        Global High Yield Portfolio


PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE "CFTC") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE CFTC. THE CFTC DOES NOT PASS UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE CFTC HAS NOT REVIEWED OR APPROVED THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKETS PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS

                                                                            PAGE


Risk/Return Summary                                                            3
   Investment Objectives, Principal Investment Strategies and Investments      3
       Mortgage LIBOR Portfolio                                                3
       Asset-Backed Portfolio                                                  4
       High Yield Portfolio                                                    5
       Enhanced Equity Markets Portfolio                                       6
       U.S. Treasury Portfolio                                                 7
       U.S. Corporate Portfolio                                                8
       Broad Market Portfolio                                                  9
       International Corporate Portfolio                                      10
       Global High Yield Portfolio                                            11
Principal Investment Risks                                                    12
Performance Information                                                       14
Fee Table                                                                     14
Expenses Table Example                                                        15
Fund Management                                                               15
Shareholder Information                                                       17
Investment Information                                                        23
Portfolio Turnover                                                            36
Supplemental Investment Policies                                              36
Shareholder Inquiries                                                         37

                               RISK/RETURN SUMMARY

The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks will follow.

                        INVESTMENT OBJECTIVES, PRINCIPAL
                      INVESTMENT STRATEGIES AND INVESTMENTS


================================================================================


                            MORTGAGE LIBOR PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To obtain a high level of total return as
                                    may be consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:                         The Portfolio will invest primarily in high
                                    quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) mortgage-backed and mortgage related securities. The Portfolio actively utilizes hedging techniques to seek to outperform a cash portfolio. At least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage-backed securities of
                                    U.S. and foreign issuers with the goal to outperform the London InterBank Offered Rate
                                    ("LIBOR"). The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the JP Morgan 3-Month
                                    Eurodeposit Index. The Index is not
                                    available for investment and, unlike the Portfolio, does not incur expenses.

--------------------------------- ------------ -------------- --------------- -------------- -------------- ------------------------
MINIMUM QUALITY                                                                                Fitch IBCA,
RATING:                                                              S&P           Moody's    Duff & Phelps           AVERAGE
                                      S&P:        Moody's:       (ShortTerm):   (Short Term):  ("Fitch's):      PORTFOLIO QUALITY:
                                      ----        --------        -----------   -------------  -----------      ------------------
                                      BBB-          Baa3             A-2             P-2          BBB-                AA(Aa)
--------------------------------- ------------ -------------- --------------- -------------- -------------- ------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration will not exceed plus or minus one year around the average duration of the JP Morgan 3-Month Eurodeposit Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:                For temporary defensive purposes, 100% of
                                    the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                    Portfolio is "non-diversified" under the
                                    Investment Company Act of 1940, as amended, meaning that it may invest in a limited number of issuers (the "1940 Act").

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o     Asset-Backed Securities
                                    o     Mortgage-Backed Securities
                                    o     Stripped Instruments
                                    o     U.S. Government and Agency Securities

================================================================================

================================================================================

                             ASSET-BACKED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as
                                    may be consistent with the preservation of capital.

---------------------------------- ---------------------------------------------

PRINCIPAL INVESTMENT                The Portfolio will invest primarily in high
STRATEGIES:                         quality (rating of AA by S&P, Aa by Moody's
                                    or a comparable rating, or higher from a nationally recognized statistical rating organization) asset-backed securities, allowing exposure to other sectors of the debt market opportunistically. The performance objective of the Portfolio is to outperform an index which the Portfolio
                                    Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Asset-Backed Securities
                                    Index. The Index is not available for
                                    investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY
RATING:                                                             S&P           Moody's                              AVERAGE
                                       S&P:       Moody's:      (ShortTerm):   (Short Term):    Fitch's:         PORTFOLIO QUALITY:
                                       ----       --------      ------------    ------------    --------         ------------------
                                       BBB-         Baa3            A-2             P-2           BBB-                 AA (AA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed plus or minus one year plus or minus the average duration of the Lehman Brothers Asset-Backed
                                    Securities Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of
                                    the Portfolio's net assets (including
                                    borrowings for investment purposes) must be invested in asset-backed securities of the U.S. and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S.
                                    Government securities, cash or cash
                                    equivalent securities. These defensive
                                    strategies may prevent the Portfolio from achieving its investment objective. The
                                    Portfolio is "non-diversified" under the
                                    1940 Act, meaning that it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o  Asset-Backed Securities
                                    o  Mortgage-Backed Securities
                                    o  Repurchase and Reverse Repurchase
                                       Agreements
                                    o  Stripped Instruments
                                    o  Total Return Swaps
                                    o  U.S. Government and Agency Securities

================================================================================

================================================================================

                              HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return as
                                    may be consistent with the preservation of capital.

---------------------------------- ---------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio will invest primarily in high
STRATEGIES:                         yield debt securities. High Yield bonds
                                    (also referred to as "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for their greater risk. The performance objective of the Portfolio is to outperform an index which the Portfolio
                                    Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Salomon Smith Barney All BB and B Rated
                                    Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                  S&P          Moody's                               AVERAGE
                                      S&P:       Moody's:    (Short Term):  (Short Term):    Fitch's:          PORTFOLIO QUALITY:
                                      ----       --------    -------------  -------------    --------          -----------------
                                      CCC-         Caa3            C             P-3           CCC-                     B

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed one year around the average duration of the Salomon
                                    Smith Barney All BB and B Rated Issues
                                    Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of
                                    the Portfolio's net assets (including
                                    borrowings for investment purposes) must be invested in high yield securities of U.S.
                                    and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                    "non-diversified" under the 1940 Act,
                                    meaning that it may invest in a limited
                                    number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o        Brady Bonds
                                   o        Convertible Securities
                                   o        Corporate Debt Instruments
                                   o        Foreign Instruments
                                   o        Stripped Instruments
                                   o        Zero Coupon Securities

================================================================================

================================================================================

                        ENHANCED EQUITY MARKETS PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:               To attain a high level of total return that
                                    exceeds the S&P 500 Index(TM).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio will invest primarily in high
STRATEGIES:                         quality (rating of AA by S&P, Aa by Moody's
                                    or a comparable rating, or higher from a nationally recognized statistical rating organization) short duration fixed income securities and S&P 500 Index(TM) futures contracts. Where possible, these securities will provide equity-like returns. The performance objective of the Portfolio is to outperform an index which the Portfolio
                                    Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the S&P 500 Index.(TM) The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P        Moody's                                AVERAGE
                                       S&P:       Moody's:    (Short Term):  (ShortTerm):       Fitch's:         PORTFOLIO QUALITY:
                                       ----       --------     ------------ -------------       -------          ------------------
                                       BBB-         Baa3            A-2           P-2             BBB-                AA (AA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed three years.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, the Portfolio
                                    will maintain 100% exposure to the S&P 500
                                    Index.(TM) Up to 5% of the Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's net assets (including borrowings for investment purposes) will be invested in short term instruments. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
                                    Government securities, cash or cash
                                    equivalent securities. These defensive
                                    strategies may prevent the Portfolio from achieving its investment objective. The
                                    Portfolio is "non-diversified" under the
                                    1940 Act, meaning that it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o      Asset-Back Securities
                                    o      Bank Obligations
                                    o      Corporate Debt Instruments
                                    o      Mortgage-Backed Securities
                                    o      U.S. Government and Agency Securities
                                    o      S&P 500 Index(TM) Futures Contracts

================================================================================

================================================================================

                             U.S. TREASURY PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT                          To attain a high level of total return as
OBJECTIVE:                          may be consistent with the preservation of
                                    capital and to avoid credit quality risk.




--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT                The Portfolio will invest primarily in U.S.
STRATEGIES:                         Treasuries. The performance objective of the
                                    Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers
                                    Government Securities Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                S&P            Moody's                              AVERAGE
                                      S&P:    Moody's:      (ShortTerm):    (Short Term):     Fitch's:         PORTFOLIO QUALITY:
                                      ----    --------      ------------    -------------     --------         ------------------
                                      AA-         Aa3           A-1              P-1            AA-                 AAA(AAA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Government Securities
                                    Index.

--------------------------------------------------------------------------------
INVESTMENT                          Under normal circumstances, at least 95% of
POLICIES:                           the Portfolio's net assets (including
                                    borrowings for investment purposes) must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Portfolio is
                                    "non-diversified" under the 1940 Act,
                                    meaning that it may invest in a limited
                                    number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o     U.S. Government and Agency Securities

================================================================================

================================================================================

                            U.S. CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT                          To attain a high level of total return as
OBJECTIVE:                          may be consistent with the preservation of
                                    capital.




--------------------------------------------------------------------------------
PORTFOLIO DESCRIPTION:              The Portfolio will invest primarily in high
                                    quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) U.S. corporate obligations, with limited exposure to other debt securities. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Salomon Smith
                                    Barney Corporate Bond Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                   S&P          Moody's                             AVERAGE
                                       S&P:        Moody's:    (ShortTerm):  (Short Term):    Fitch's:         PORTFOLIO QUALITY:
                                       ----        --------    ------------  -------------    --------         ------------------
                                       BBB-          Baa3          A-2            P-2             BBB-              AA (AA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith Barney Corporate Bond
                                    Index.

--------------------------------------------------------------------------------
INVESTMENT                          Under normal circumstances, the Portfolio
POLICIES:                           must invest at least 80% of its net assets
                                    (including borrowings for investment
                                    purposes) in U.S. dollar-denominated
                                    corporate debt obligations of U.S. issuers.
                                    For temporary defensive purposes, the
                                    Portfolio may invest up to 100% of its total assets in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                    Portfolio from achieving its investment
                                    objective. The Portfolio is
                                    "non-diversified" under the 1940 Act,
                                    meaning that it may invest in a limited
                                    number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o       Asset-Backed Securities
                                   o       Bank Obligations
                                   o       Corporate Debt Instruments
                                   o       Mortgage-Backed Securities
                                   o       U.S. Government and Agency Securities

================================================================================

================================================================================

                             BROAD MARKET PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT                          To attain a high level of total return as
OBJECTIVE:                          may be consistent with the preservation of
                                    capital.

--------------------------------------------------------------------------------
PRINCIPAL                           The Portfolio will invest primarily in high
INVESTMENT                          quality (rating of AA by S&P, Aa by Moody's
STRATEGIES:                         or a comparable rating, or higher from a
                                    nationally recognized statistical rating organization) fixed income securities reflective of the broad spectrum of the U.S.
                                    bond market as well as an opportunistic
                                    allocation to non-U.S. sovereign markets.
                                    The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Aggregate
                                    Bond Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM
QUALITY RATING:                                                    S&P         Moody's                              AVERAGE
                                       S&P:        Moody's:    (ShortTerm):  (ShortTerm):    Fitch's:          PORTFOLIO QUALITY:
                                       ----        --------    ------------  ------------    --------          ------------------
                                       BBB-          Baa3          A-2           P-2           BBB-                 AA (AA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
INVESTMENT                          The Portfolio will invest at least 65% of
POLICIES:                           its total assets in fixed income securities.
                                    The allocation among markets will vary based upon the issuance of new securities and the retirement of outstanding securities and instruments. For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in short-term U.S.
                                    Government securities, cash or cash
                                    equivalent securities. These defensive
                                    strategies may prevent the Portfolio from achieving its investment objective. The
                                    Investment Adviser will manage the Broad
                                    Market Portfolio to approximate broad market allocations by purchasing and selling representative securities in each market, but the Portfolio cannot guarantee that it will match such broad market allocations.
                                    The current market allocation is comprised of approximately 20% in corporate securities, 50% in U.S. Government securities and 30% in mortgage-backed and asset-backed securities. The Portfolio will limit its investment in foreign instruments to 35% of its total assets. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o      Asset-Backed Securities
                                    o      Bank Obligations
                                    o      Corporate Debt Instruments
                                    o      Mortgage-Backed Securities
                                    o      U.S. Government and Agency Securities

================================================================================

================================================================================

                        INTERNATIONAL CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVE:

                                    To attain a high level of total return as may be consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL                           The Portfolio will invest primarily in
INVESTMENT                          investment grade corporate debt from
STRATEGIES:                         worldwide bond markets. The performance
                                    objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Euro Corporate Bond Index.
                                    The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P           Moody's                              AVERAGE
                                       S&P:        Moody's:    (ShortTerm):    (Short Term):      Fitch's:       PORTFOLIO QUALITY:
                                       ----        --------    ------------    -------------      -------        ------------------
                                       BBB-          Baa3           A-2             P-2             BBB-               AA (AA)

------------------------------------------------------------------------------------------------------------------------------------

DURATION:                           The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index.

--------------------------------------------------------------------------------
INVESTMENT                          Under normal circumstances, at least 80% of
POLICIES:                           the Portfolio's net assets will be invested
                                    in corporate debt securities from
                                    jurisdictions outside the U.S. (including borrowings for investment purposes). The
                                    Portfolio will maintain investments in
                                    corporate debt securities of issuers from at least three different countries. The
                                    Portfolio may invest up to 20% of its net assets in U.S. Corporate debt securities.
                                    For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. These defensive strategies may prevent the
                                    Portfolio from achieving its investment
                                    objective. The Portfolio is
                                    "non-diversified" under the 1940 Act,
                                    meaning that it may invest in a limited
                                    number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL                           o        Corporate Debt Instruments
INVESTMENTS:                        o        Foreign Instruments


================================================================================

================================================================================

                           GLOBAL HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT                          To attain a high level of total return as
OBJECTIVE:                          may be consistent with the preservation of
                                    capital.




--------------------------------------------------------------------------------
PRINCIPAL                           The Portfolio will invest primarily in high
INVESTMENT                          yield debt securities. High yield bonds
STRATEGIES:                         (also referred to as "junk bonds") have a
                                    rating of BB or lower and pay a higher yield to compensate for their greater risk. The performance objective of the Portfolio is to outperform an index which the Portfolio
                                    Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Salomon Smith Barney All BB and B Rated
                                    Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM
QUALITY RATING:                                                    S&P             Moody's                            AVERAGE
                                      S&P:        Moody's:    (ShortTerm):      (Short Term):    Fitch's:       PORTFOLIO QUALITY:
                                      ----        --------    ------------      -------------    --------       ------------------
                                     CCC-          Caa3            C                P-3           CCC-                  B

------------------------------------------------------------------------------------------------------------------------------------

    DURATION:                       The Portfolio's average U.S. dollar-weighted
                                    duration generally will not exceed one year, plus or minus the average duration of the Salomon Smith Barney All BB and B Rated
                                    Issues Index.

--------------------------------------------------------------------------------
    INVESTMENT                      Under normal circumstances, at least 80% of
    POLICIES:                       the Portfolio's net assets (including
                                    borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
                                    Government securities, cash or cash
                                    equivalent securities. These defensive
                                    strategies may prevent the Portfolio from achieving its investment objective. The
                                    Portfolio is "non-diversified" under the
                                    1940 Act, meaning that it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
    PRINCIPAL                       o  Corporate Debt Instruments
    INVESTMENTS:                    o  Brady Bonds
                                    o  Foreign Instruments
                                    o  Indexed Notes, Currency Exchange-Related
                                       Securities and Similar Securities

================================================================================

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

 All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. Changes to an index by which a Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors. No assurance can be given that a Portfolio's investment objective will be achieved.


The Portfolios may invest in securities issued by the U.S. Government, it agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks
("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Treasury and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder. Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:


--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
                      Mortgage     Asset-   High    Enhanced     U.S.       U.S.        Broad     International    Global
                      LIBOR        Backed   Yield   Equity       Treasury   Corporate   Market    Corporate        High
Risks:                                              Markets                                                        Yield
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Banking industry
risk                                  X                                                    X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Correlation risk           X          X       X          X           X          X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Credit risk                X          X       X          X                      X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Currency risk              X                                                               X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Foreign risk                                  X                                            X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Derivative risk                                          X                                 X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Hedging risk               X                                                               X             X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Interest rate risk         X          X       X          X           X          X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Leverage risk              X          X                  X                                 X             X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Liquidity risk             X          X       X          X                      X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Market risk                X          X       X          X           X          X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Non-diversification
risk                       X          X       X          X           X          X          X             X            X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------
Prepayment risk            X          X       X          X                      X          X
--------------------- ------------ -------- ------- ------------ ---------- ----------- --------- ---------------- --------- -------

BANKING INDUSTRY           Investing in bank obligations will expose a Portfolio
RISK:                      to risks associated with the banking industry such as
                           interest rate and credit risks.

CORRELATION RISK:          The use of derivatives exposes a Portfolio to
                           correlation risk. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying securities, indexes or currencies.
                           The prices of a particular derivative instrument may not move in the same way as the underlying security or, in the case of a hedging transaction, of the securities which are the subject of a hedge.

CREDIT RISK:               Debt securities are subject to credit risk. Credit
                           risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

CURRENCY RISK:             Fluctuations in exchange rates between the U.S.
                           dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVES RISK:          Derivatives are subject to the risk of changes in the
                           market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolios. The use of derivatives may reduce returns for the Portfolios.


FOREIGN RISK:              Investing in foreign securities will expose a
                           Portfolio to risks such as political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and volatility.

HEDGING RISK:              Hedging exposes a Portfolio to the risk that the
                           hedge will lose value while the hedged investment increases in value.

INTEREST RATE              Investing in fixed-rate debt securities will expose a
RISK:                      Portfolio to the risk that the value of the
                           Portfolio's investments will decline if interest rates rise.

LEVERAGE RISK:             The use of derivatives exposes a Portfolio to the
                           risk of leverage which may result in greater fluctuations in a Portfolio's net asset value than would have occurred had the Portfolio invested in the underlying security.

LIQUIDITY RISK:            Certain securities may be difficult or impossible to
                           sell at favorable prices within the desired time frame.

MARKET RISK:               The market value of a security may increase or
                           decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

NON-DIVERSIFICATION RISK:  A non-diversified Portfolio may invest more of its assets in the securities of fewer companies than a diversified Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:           A Portfolio that invests in mortgage-backed and other
                           asset-backed securities is exposed to the risk that such securities may repay principal either faster or slower than expected.

                             PERFORMANCE INFORMATION

             ALL OF THE PORTFOLIOS HAVE NOT COMMENCED OPERATIONS AND THEREFORE NO PERFORMANCE INFORMATION IS PRESENTED FOR ANY PORTFOLIO.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Portfolio               Mortgage    Asset-    High   Enhanced    U.S.       U.S.        Broad     International Global
Name:                   LIBOR       Backed    Yield  Equity      Treasury   Corporate   Market    Corporate     High
                                                     Markets                                                    Yield
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Shareholder             None        None      None   None        None       None        None      None          None
Fees (Fees
Paid Directly from
Your Investment)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Annual Fund
Operating Expenses
(Expenses that are
Deducted From Fund
Assets)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Management Fees         0.30%       0.10%     0.40%  0.35%       0.30%      0.10%       0.30%     0.10%         0.50%
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Distribution Fees       None        None      None   None        None       None        None      None          None
(12b-1)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Other Expenses*         0.15%       0.15%     0.20%  0.15%       0.15%      0.15%       0.15%     0.20%         0.20%
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Total Annual Fund
Operating Expenses      0.45%       0.25%     0.60%  0.50%       0.45%      0.25%       0.45%     0.30%         0.70%
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------


* The Portfolios had not commenced operations as of December 31, 2003. "Other Expenses" have been estimated. Under an Administration Agreement dated February 1, 1995, as amended May 29, 1998 between the Fund and Investor Capital Services, Inc., (the "Administrator"), the Administrator provides administrative services to the Fund for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets.

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- -------------------- -------------
PORTFOLIO NAME                  1 YEAR               3 YEARS
------------------------------- -------------------- -------------
Mortgage LIBOR                  $46                  $144
------------------------------- -------------------- -------------
Asset-Backed                    $26                  $80
------------------------------- -------------------- -------------
High Yield                      $61                  $192
------------------------------- -------------------- -------------
Enhanced Equity Markets         $51                  $160
------------------------------- -------------------- -------------
U.S. Treasury                   $46                  $144
------------------------------- -------------------- -------------
U.S. Corporate                  $26                  $80
------------------------------- -------------------- -------------
Broad Market                    $46                  $144
------------------------------- -------------------- -------------
International Corporate         $31                  $97
------------------------------- -------------------- -------------
Global High Yield               $72                  $224
------------------------------- -------------------- -------------
Inflation-Indexed               $56                  $176
------------------------------- -------------------- -------------


                                FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $38.4 billion in assets, as of December 31, 2003, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises over approximately 167 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $230 million. The Investment Adviser also serves as the sub-adviser to 35 Portfolios of 24 other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $13.0 billion in multi-currency fixed-income portfolios for institutional clients, as of December 31, 2003. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.



                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds, Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for each Portfolio Manager of the Fund is set forth below.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the U.S. Treasury Portfolio. He joined FFTW in 1984 after six years with the World Bank, where he served initially as a project financial analyst in Europe and the Middle East area before joining the treasurer's staff as an investment officer. Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, and M.S. and B.S degrees in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey is responsible for management of the Mortgage LIBOR Portfolio. He joined FFTW in 1998 as a member of the Mortgage Desk. His market responsibilities are focused on fixed rate Collateralized Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a Limited Partner at Atlantic Portfolio Analytics and Management (APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in 1996, Mr. Carey was a Senior Vice President in charge of Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey holds an MBA in Finance from New York University and a BA in Mathematical Economics from Colgate University. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma College and an M.A. in economics from Duke University.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler is responsible for management of the Asset-Backed Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.


                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio is $100,000; such minimum may be waived at the discretion of the Fund. Subsequent investments or redemptions may be of any amount. Initial investments obtained through a broker or agent may be for amounts higher or lower than $100,000. There are no loads or 12b-1 distribution fees imposed by the Portfolios. Shares purchased will begin accruing dividends in all Portfolios except the Mortgage LIBOR and Asset-Backed Portfolios on the day Federal funds are received.

Purchases of shares of all Portfolios may be made on any "Business Day," meaning Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolios shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.


                               WIRING INSTRUCTIONS

To:                        Investors Bank & Trust Company
                           200 Clarendon Street
                           Boston,  Massachusetts 02117
ABA Number:                011001438
Account Name:              Quasar Distributors, LLC - Fund Purchase Account
Account Number:            933333333
Reference:                 (Indicate Portfolio name)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        RESULT OF LATE
                   WHEN NET ASSET                                                                       NOTIFICATION
                   VALUE (NAV)           WHEN & HOW SHARES           PROCEDURE FOR                      OR DELAY IN RECEIPT
PORTFOLIO NAME     IS DETERMINED         MAY BE PURCHASED            SAME DAY PURCHASES                 OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------
o MORTGAGE                               o Last Business Day         o Purchasers must call           o The Portfolio must receive
  LIBOR            o Last Business Day     of each week or on          Investors Bank at                notice before 4 p.m.
o ASSET-             of each week or on    any other Business          (800) 247-0473                   (wire may be received after
  BACKED             any other Business    Days approved by            prior to 12:00 p.m. ET           12:00 p.m. ET) for shares
o HIGH YIELD         Days approved by      the Investment Adviser.     to inform the Portfolio          to be bought at that day's
o GLOBAL HIGH        the Investment                                    of the incoming wire transfer.   price.
  YIELD              Adviser.            o Submitted orders must
                                           include a completed       o Purchasers must indicate       o Shares will be bought at
                                           account application.        which account is to be           the next Business Day's
                                                                       purchased.                       price if the wire is receive
                                         o Federal funds must be                                        after 12:00 p.m. ET and
                                           wired to Quasar's         o If Federal funds are received    no notice is given.
                                            "Fund Purchase Account"    by the Portfolio that day, the
                                           at Investors Bank & Trust   order will be effective that day.
                                           Company ("Investors         Price of shares is based on the
                                           Bank" or the "Transfer      next calculation of NAV
                                           Agent ").                   after the order is placed.
------------------------------------------------------------------------------------------------------------------------------------
o ENHANCED         o All Business Days   o Any Business Day          o Purchasers must call           o The Portfolio must receive
  EQUITY                                                               Investors Bank at                notice before 12:00 p.m.
  MARKETS                                o Submitted orders            (800) 247-0473 prior to          (wire may be received after
o U.S. TREASURY                            must include                12:00 p.m. ET to inform the      4:00 p.m. ET) for shares
o U.S.                                     a completed account         Portfolio of the incoming        to be bought
  CORPORATE                                application.                wire transfer.                   at that day's price.
o BROAD MARKET
o INTERNATIONAL                          o Federal funds must be     o Purchasers must indicate       o Shares will be bought at
o CORPORATE                                wired to Quasar's           which Portfolio is to be         the next business day's
                                            "Fund Purchase Account"    purchased.                       price if the wire is
                                           at Investors Bank &                                          received after 12:00
                                           Trust Company             o If Federal funds are received    p.m. ET and no notice
                                           ( "Investors Bank"  or      by the Portfolio that day,       is given.
                                           the "Transfer Agent ").     the order will be effective that
                                                                       day. Price of shares is based
                                                                       on the next calculation of NAV
                                                                       after the order placed.
------------------------------------------------------------------------------------------------------------------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by a Portfolio should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. A Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

------------------------------------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
    a.  The dollar or share amount to be redeemed;
    b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
         Account Application Form);
    c.   The name of the shareholder; and
    d.   The shareholder's account number.
2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                             WHEN REDEMPTION EFFECTIVE                      RESULT OF LATE NOTIFICATION OF REDEMPTION

------------------------------------------------------------------------------------------------------------------------------------
o        Mortgage LIBOR                    If notice is received by the Transfer Agent    If notice is received by the Transfer
o        Asset-Backed                      by 4:00 p.m. ET on any Business Day, the       Agent on a non-business day or after
o        High Yield                        redemption will be effective and payment will  4:00p.m. ET on a Business Day, the
o        Enhanced Equity Market            be made within seven calendar days, but        redemption notice will be deemed received
o        U.S Treasury                      generally two business days following receipt  as of the next Business Day.
o        U.S Corporate                     of such notice. Price of shares is based on
o        Broad Market                      the next calculation of the NAV after the
o        International Corporate           order is placed.
o        Global High Yield

------------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

1. For all Portfolios, other than Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield, net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

2. The Mortgage LIBOR Portfolio's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3. The Asset-Backed and High Yield Portfolios' net asset values are calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3. The Global High Yield's net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. on the Last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

All Portfolio investments are valued based on market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

                                    DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. In the event that a Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of each Portfolio, other than the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio. For additional information regarding tax issues pertaining to the Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account

Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 29% of all taxable distributions payable to shareholders who:


1.   fail to provide the Fund with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of each Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees while the Investment Adviser pays all other fees and expenses related to distribution.

                                                     INVESTMENT INFORMATION

                             PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global
Name:              LIBOR    Backed    Yield   Equity      Treasury   Corporate Markets  Corporate      High
                                              Markets                                                  Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Asset-Backed           X        X       *          X           *         X         X          *           *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Bank                   *        *       *          X           *         X         X          *           *
Obligations

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Brady Bonds                             X          *                     *         *          *           X

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Convertibles                            X          *                     *         *          *           *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Corporate Debt         *        *       X          X           *         X         X          X           X
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Dollar Roll            *        *        *         *                     *         *          *           *
Transactions

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Duration               *        *       *          *           *         *         *          *           *
Management

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Foreign                                 X          *                     *         *          X           X
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Hedging                *        *       *          *           *         *         *          *           *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
High Yield                              X                                                     X
Bonds

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Illiquid               *        *       *          *                      *        *          *           *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Indexed Notes,                  *       *          *                      *        *          *           X
Currency
Exchange-Related
Securities and
Similar
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Inflation-Indexed      *        *        *         *           *         *         *          *           *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Investment             *        *        *         *           *         *         *          *           *
Companies

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Loan Participations    *        *        *         *           *         *         *          *           *
 and Assignments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global
Name:               LIBOR   Backed    Yield   Equity      Treasury   Corporate Markets  Corporate      High
                                              Markets                                                  Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Mortgage-Backed        X        X       *       X              *         X         X          *           *
Securities



------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Multi-National                          *          *                     *         *          *           *
Currency Unit
Securities or
More than one
Currency
Denomination

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Municipal                               *          *                     *         *          *           *
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Repurchase and         *        X       *          *           *         *         *          *           *
Reverse Repurchase
Agreements

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Short Sales            *        *       *          *                     *         *          *           *
Transactions

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Stripped               X        X       X          *           *         *         *          *           *
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
TBA Transactions       *        *       *          *                     *         *          *           *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Total Return           *        X       *          *                     *         *          *           *
Swaps

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
U.S. Government        X        X       *          X           X         X         X          *           X
And Agency
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Warrants                                *                                *         *          *           *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
When Issued &           *       *       *          *           *         *         *           *          *
Forward
Commitment
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Zero Coupon             *       *       X                      *         *         *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------


  X Principal Investments
  * Other Investments

ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank issued securities. These instruments include, but are not limited to:

a)  Time Deposits,                e)  Deposit Notes,                   h)  Variable Rate Notes
b)  Certificates of Deposit,      f)  Eurodollar Time deposits,        i)  Loan Participations,
c)  Bankers' Acceptances,         g)  Eurodollar Certificates of       j)  Variable Amount Master Demand
d)  Bank Notes,                       Deposit,                             Notes,
                                                                       k)  Yankee CDs, and Custodial Receipts

         RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a.       the bond's yield,
b.       coupon interest payments,
c.       final maturity,
d.       call features,
e.       prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real Duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected for Inflation-indexed securities, against fluctuations in inflation expectations.

         RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or

         Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
-------------------
a. FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The global and international Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES. These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS
Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign" securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolios may invest in several types, including the following:

         Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

         Eurobonds and global bonds: These are longer maturity (up to 30 years) securities, registered in London or globally, that are generally issued in U.S. dollars, but are increasingly issued in euros and occasionally in yen.

         Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

         Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

         RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

a.   Relatively unstable governments                              d.   restrictions on foreign ownership
b.   present the risk of sudden adverse government action         e.   prohibitions of repatriation of assets
c.   nationalization of businesses                                f.   less protection of property rights than more developed
                                                                       countries

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
-------
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps                                            d.   purchasing and selling futures contracts
b.   purchasing and selling caps, floors and collars              e.   purchasing and selling options
c.   purchasing or selling forward exchange contracts

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

         1.   the securities,
         2.   the foreign currency subject to the futures, or
         3.   the forward currency contract.

A Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

a. SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Markets Portfolio may, unlike the other Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD SECURITIES
---------------------
Debt securities that are rated below the four highest categories, those securities rated below BBB by S&P and below Baa by Moody's are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

         RISKS: High Yield securities present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.       securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.       securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment

Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

         RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. The mechanics for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United Kingdom is similar but not identical to the process used in the United States. In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed, and will fluctuate.

         The U.S. Treasury only began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company, or would not otherwise comply with any requirements under the Investment Company Act of 1940.

The Fund has applied to the Commission for an exemptive order which, if granted, would permit a Portfolio to invest in another Portfolio within the FFTW Funds, Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.

         RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Adviser to be creditworthy.

         RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a

         Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:


1.       Mortgage-pass through securities issued by
         a.       the Government National Mortgage Association (Ginnie Mae),
         b.       the Federal National Mortgage Association (Fannie Mae),
         c.       the Federal Home Loan Mortgage Corporation (Freddie Mac),
         d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.       Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
---------------------
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


SHORT SALES
-----------
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.       Municipal Bond Strips
b.       Treasury Strips

c.       Stripped Mortgage-Backed Securities

         RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

         RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

TOTAL RETURN SWAPS
------------------
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
--------------------------------------------------------------
ENTERPRISES/FEDERAL AGENCIES
----------------------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.       U.S. Treasury Department,
b.       Farmer's Home Administration,
c.       Federal Home Loan Mortgage Corporation,
d.       Federal National Mortgage Association,
e.       Student Loan Marketing Association,
f.       Government National Mortgage Association, and
g.             U.S. Department of Veterans' Affairs.

         RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
--------
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
---------------------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
--------------
Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO
-----------------------
The Portfolio may invest up to 5% of its net assets in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO
------------------------
The Portfolio may invest up to 20% of its net assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO
----------------------
The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 2004 (as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.


A Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.




DISTRIBUTED BY:
Quasar Distributors, LLC

Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------


 ===============================================================================

                                   PROSPECTUS
                             INTERNATIONAL PORTFOLIO

 ===============================================================================


--------------------------------------------------------------------------------



                                 APRIL 30, 2004














THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS





Risk/Return Summary                                                            3
Investment Objectives, Principal Investment Strategies and Investments         3
Principal Investment Risks                                                     4
Risk/Return Bar Chart and Table                                                6
Fee Table                                                                      7
Expense Table Example                                                          7
Fund Management                                                                8
Shareholder Information                                                        9
Investment Information                                                        15
Portfolio Turnover                                                            29
Supplemental Investment Policies                                              29
Financial Highlights Table                                                    29
Shareholder Inquiries                                                         31

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the International Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:      To attain a high level of total return as may be
                           consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT       The Portfolio invests primarily in investment grade
STRATEGIES:                (minimum rating of BBB by S&P, Baa by Moody's or a
                           comparable rating or higher from a nationally recognized statistical rating organization, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser) debt securities from foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index
                           (ex-USD). (The Lehman Brothers Global Aggregate Index
                           (ex-USD) provides a broad-based measure of the international investment-grade bond market. The
                           Lehman Brothers Global Aggregate Index (ex-USD) combines non-U.S. dollar-denominated versions of the Pan-European Index and the Japanese, Canadian,
                           Australian and New Zealand components of the Global
                           Treasury Index. The index is not available for investment and, unlike the Portfolio, does not incur expenses).

-----------------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                                                  AVERAGE
                                                               S&P                  Moody's           Fitch IBCA        PORTFOLIO
                            S&P        Moody's            (Short Term)           (Short Term)        Duff & Phelps       QUALITY
                            ---        -------            ------------           ------------        -------------       -------
                           BBB-        Baa3                    A-2                    P-2                BBB-               A
-----------------------------------------------------------------------------------------------------------------------------------

DURATION:                  The Portfolio's weighted average duration generally
                           will not differ from the weighted average duration of
                           the Lehman Brothers Global Aggregate Index (ex-USD)
                           by more than one year. As of December 31, 2003, the
                           duration of the Lehman Brothers Global Aggregate
                           Index (ex-USD) was 5.36 years. As of December 31,
                           2003, the duration of the International Portfolio was
                           5.13 years.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:       The Portfolio invests primarily in investment grade
                           debt securities from foreign bond markets,
                           denominated in foreign currencies. The Portfolio will
                           maintain investments in debt securities of issuers
                           from at least three different countries. At least 65%
                           of the Portfolio's total assets will be invested in
                           debt securities from jurisdictions outside the U.S.
                           The Portfolio will invest in derivatives for hedging
                           and non-hedging purposes, such as to manage the
                           effective duration of the Portfolio or as a
                           substitute for direct investment. For temporary
                           defensive purposes, 100% of the Portfolio's total
                           assets may be invested in U.S. Government securities,
                           cash or cash equivalent securities. These defensive
                           strategies may prevent the Portfolio from achieving
                           its investment objective. The Portfolio is
                           "non-diversified" under the 1940 Act, meaning that it
                           may invest in a limited number of issuers. Under
                           normal circumstances, the Portfolio will invest more
                           than 25% of its total assets in the Banking and
                           Finance industry. For purposes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           of this limitation, the Banking and Finance industry
                           will be deemed to include securities of issuers
                           engaged in banking or finance businesses, including
                           issuers of asset-backed securities and
                           mortgage-backed securities.
--------------------------------------- ----------------------------------------
PRINCIPAL INVESTMENTS:     Foreign Instruments, including:
                                o   Asset-Backed Securities
                                o   Bank Obligations
                                o   Corporate Debt Instruments
                                o   Derivative Securities
                                o   Government Debt Instruments
                                o   Interest Rate Futures
                                o   Mortgage-Backed Securities
                                o   Other Investment Companies

--------------------------------------------------------------------------------


                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


Investments in the Portfolio are subject to certain of the following principal risks:

BANKING                    Investing in bank obligations will expose a Portfolio
INDUSTRY RISK:             to risks associated with the banking industry such as
                           interest rate and credit risks.

CONCENTRATION              A Portfolio that invests more than 25% of its total
RISK:                      assets in the securities of issuers in any one
                           industry is exposed to the risk that factors affecting that industry will have a greater effect on the Portfolio than they would if the Portfolio invested in a diversified number of unrelated industries.

CREDIT RISK:               Debt securities are subject to credit risk. Credit
                           risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their credit risk.

CURRENCY RISK:             Fluctuations in exchange rates between the U.S.
                           dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVES RISK:          Derivatives are subject to the risk of changes in the
                           market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


FOREIGN RISK:              Investing in foreign securities exposes a Portfolio
                           to risks such as, political and economic instability, currency devaluation and high inflation rates, which may result in Portfolio losses and higher volatility.

INTEREST RATE              Debt securities are subject to the risk that the
RISK:                      market value will decline because of rising interest
                           rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter durations.

LIQUIDITY RISK:            Certain securities may be difficult or impossible to
                           sell at favorable prices within the desired time frame.

NON
DIVERSIFICATION            A non-diversified Portfolio may invest a large
RISK:                      percentage of its assets in the securities of a small
                           number of issuers or industries than a diversified
                           Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT                 A Portfolio that invests in mortgage-backed and other
RISK:                      asset-backed securities is exposed to the risk that
                           such securities may repay principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year, 5 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.


FOR THE CALENDAR YEARS ENDED DECEMBER 31

                             INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [GRAPHIC OMITTED]

 24%
 22%
 20%
 18%
 16%
 14%
 12%
 10%
  8%
  6%
  4%
  2%
  0%
 -2%
 -4%
 -6%
 -8%
-10%

-0.43%    18.35%    -6.34%      -0.98%     -4.22%     21.81%     20.25%

1997      1998      1999        2000       2001       2002       2003


During the seven-year period shown in the International Portfolio's bar chart, the highest quarterly return was 13.95% (quarter ending June 30, 2002) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).


PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.


--------------------------------------------------------------------------------------- --------------- ------------- --------------
                                                                                                                      SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                            PAST 1          PAST 5        INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                             YEAR            YEARS         (5/9/96)
--------------------------------------------------------------------------------------- --------------- ------------- --------------
--------------------------------------------------------------------------------------- --------------- ------------- --------------
International Portfolio
--------------------------------------------------------------------------------------- --------------- ------------- --------------
    Return Before Taxes                                                                 20.25%          5.40%         6.64%
--------------------------------------------------------------------------------------- --------------- ------------- --------------
    Return After Taxes on Distributions                                                 13.63%          3.54%         4.09%
--------------------------------------------------------------------------------------- --------------- ------------- --------------
    Return After Taxes on Distributions and Sale of Fund Shares                         13.02%          3.49%         4.09%
--------------------------------------------------------------------------------------- --------------- ------------- --------------
    Lehman Brothers Global Aggregate Index                                              19.36%          4.26%         5.62%
    (ex-USD)**
--------------------------------------------------------------------------------------- --------------- ------------- --------------

*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
**This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


---------------------------------------------------------------
Portfolio                        International
Name
---------------------------------------------------------------
Shareholder Fees (Fees           None
Paid Directly from
Your Investment)
---------------------------------------------------------------
Annual Fund Operating
 Expenses (Expenses that
 are Deducted From Fund
Assets)
---------------------------------------------------------------
Management Fees                  0.40%
---------------------------------------------------------------
Distribution Fees                None
(12b-1)
---------------------------------------------------------------
                                 0.32%
Other Expenses*
---------------------------------------------------------------
Total Annual Fund                0.72%
Operating Expenses
---------------------------------------------------------------

*Under an Administration Agreement dated February 1, 1995, as amended, between the Fund and Investors Capital Services, Inc. ("Investors Capital" or "the Administrator"), the Administrator provides administrative services to the Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event the Portfolio operates below a certain expense ratio. This incentive fee is capped at 0.02% of the Portfolio's average daily net assets. Under an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------- ---------------------- ----------------------- ----------------------- ---------------------
Portfolio Name                   1 Year                 3 Years                 5 Years                 10 Years
-------------------------------- ---------------------- ----------------------- ----------------------- ---------------------
International                    $74                    $230                    $401                    $894
-------------------------------- ---------------------- ----------------------- ----------------------- ---------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS


The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER



Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.4 billion in assets, as of December 31, 2003, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately 167 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $230 million. The Investment Adviser also serves as the sub-adviser to 35 Portfolios of 24 other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2003, at a rate of 0.40% of the Portfolio's average daily net assets.


                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $13.0 billion in multi-currency fixed-income portfolios for institutional clients, as of December 31, 2003. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds, Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for the Portfolio Manager of the International Portfolio is set forth below.


KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in July 1995. He heads the European Corporate Credit Team and is the product manager for European domestic portfolios. Mr. Corrigan currently specializes in European financial institutions and is a member of the Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

NARAYAN GOPALAN, PORTFOLIO MANAGER. Mr. Gopalan has joint responsibility for management of the International Portfolio. He joined FFTW in February 2004 as a member of the European investment team. He is responsible for euro and international portfolios. He is also a member of the Interest Rate and Yield Curve Team setting interest rate strategy for global portfolios. Mr. Gopalan came to FFTW from Drake Management where he spent two years in their Portfolio Management Group focusing on interest rate markets in the U.S. and Europe. Prior to Drake Management, Mr. Gopalan spent six years at BlackRock. He began his career working in BlackRock's Portfolio Management Group where his responsibilities included research, strategy and trading in the U.S. interest rate derivatives market. Mr. Gopalan holds a Master's degree in structural mechanics from Cornell University (1995) and a BA in civil engineering from the Indian Institute of Technology (1993).


                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of the Fund. Subsequent investments or redemptions may be of any amount. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                           Investors Bank & Trust Company
                              200 Clarendon Street
                              Boston, Massachusetts 02117
ABA Number:                   011001438
Account Name:                 Quasar Distributors, LLC - Fund Purchase Account
Account Number:               933333333
Reference:                    International Portfolio

                               TO PURCHASE SHARES

--------------------------------------------------------------------------------------------------------------------
WHEN NET          WHEN & HOW              PROCEDURE FOR SAME DAY                   RESULT OF LATE
ASSET             SHARES MAY BE           PURCHASES                                NOTIFICATION OR DELAY IN
VALUE             PURCHASED                                                        RECEIPT OF FUNDS
(NAV) IS
DETERMINED
--------------------------------------------------------------------------------------------------------------------
All               o     Any Business      o     Purchasers must call               o     The Portfolio must
Business                Day                     Investors Bank at(800)                   receive notice before
Days                                            247-0473 prior to 4:00                   4:00 p.m. (wire may be
                  o     Submitted               p.m. ET to inform the                    received after 4:00
                        orders must             Portfolio of the incoming                p.m. ET) for shares to
                        include a               wire transfer.                           be bought at that day's
                        completed                                                        price.
                        account           o     Purchasers must indicate
                        application.            which Portfolio is to be           o     Shares will be bought
                                                purchased.                               at the next Business
                  o     Federal                                                          Day's price if wire is
                        funds must        o     If Federal funds are                     received after 4:00 p.m
                        be wired to             received by the Portfolio                ET and no notice is
                        Quasar's                that day, the order will                 given.
                        "Fund                   be effective that day.
                        Purchase                Price of shares is based
                        Account" at             on the next calculation of
                        Investors               NAV after the order is
                        Bank & Trust            placed.
                        Company
                        ("Investors
                        Bank" or the
                        "Transfer
                        Agent").
--------------------------------------------------------------------------------------------------------------------


                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.


A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

------------------------------------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
    a.  The dollar or share amount to be redeemed;
    b.  The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
    c.  The name of the shareholder; and
    d.  The shareholder's account number.
2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.

------------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                            RESULT OF LATE NOTIFICATION OF REDEMPTION
------------------------------------------------------------------------------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET on       If notice is received by the Transfer Agent on a non-business
any Business Day, the redemption will be effective and payment       day or after 4:00 p.m. ET time on a Business Day, the
will be made within seven calendar days, but generally the           redemption notice will be deemed received as of the next
next business day following receipt of such notice. Price of         Business Day.
shares is based on the next calculation of the NAV after the order is placed.
------------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is based on the next calculation of the Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management, acting under the supervision of the Board of Directors.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES
--------------------
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:


1. fail to provide the Portfolio with a correct taxpayer identification number,
2.   fail to make required certifications, or

3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to its distribution.

                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS


Primary Investments
o   Asset-Backed Securities
o   Bank Obligations
o   Corporate Debt Instruments
o   Derivative Securities
o   Duration Management
o   Foreign Instruments
o   Investment Companies
o   Mortgage-Backed Securities

Other Investments
o   Brady Bonds
o   Dollar Roll Transactions
o   Emerging Market Securities
o   Illiquid Securities
o   Indexed Notes, Currency Exchange-Related Securities and Similar Securities
o   Inflation-Indexed Securities
o   Investment Companies
o   Loan Participations and Assignments
o   Multi-National Currency Unit Securities or More Than One Currency
o   Denomination
o   Repurchase and Reverse Repurchase Securities
o   Stripped Instruments
o   TBA Transactions
o   Total Return Swaps
o   U.S. Government and Agency Securities
o   When Issued and Forward Commitment Securities
o   Zero Coupon Securities


ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by a pool of financial assets. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   home equity loans,
d.   leases of various types of real and personal property, and
e.   receivables from revolving credit (credit card) agreements.

         RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, hese securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,                 e. Deposit Notes,                            h. Variable Rate Notes,
b. Certificates of Deposit,       f. Eurodollar Time Deposits,                 i. Loan Participations,
c. Bankers' Acceptances,          g. Eurodollar Certificates of Deposit,       j. Variable Amount Master Demand Notes,
d. Bank Notes,                                                                 k. Yankee CDs, and
                                                                               l. Custodial Receipts

         RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------
Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

         RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.


         RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
---------------------
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

   a.   swaps;
   b.   caps, floors and collars;
   c.   forward foreign currency contracts;
   d.   futures contracts; and
   e.   options.

a. SWAPS
Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

           HEDGING
           -------
           Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                  RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                  Hedging involves risks of imperfect correlation in price movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.


DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).


                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
e.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

                  RISKS: There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

FOREIGN INSTRUMENTS
-------------------
A.  FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the United States. They are typically denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

C.  EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign" securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

         Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

         Eurobonds and global bonds: These are longer maturity (up to 30 years) securities, registered in London or globally, that are generally issued in US dollars, but are increasingly issued in euros and occasionally in yen.

         Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

         Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

                  RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

     a.  relatively unstable              d.  restrictions on foreign ownership;
         governments;
     b.  Sudden adverse government        e.  prohibitions of repatriation of
         action;                              assets; or
     c.  nationalization of businesses;   f.  less protection of property rights


                  The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin America) may be highly correlated, thereby increasing a portfolio's risk if it is concentrated regionally.


ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.       securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.       securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act (Section 4(2) Paper). Section 4(2) Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. If a particular investment in Rule 144A Securities, Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes, the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

                  RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.


INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.


Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

                  The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a Portfolio will bear its ratable share of that investment company's expenses including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


The Commission has granted the Fund an exemptive order which permits the Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.


LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.  Mortgage-pass through securities issued by
    a.  the Government National Mortgage Association (Ginnie Mae),
    b.  the Federal National Mortgage Association (Fannie Mae),
    c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
    d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2. Collateralized Mortgage Obligations ("CMOs") which are debt obligations collateralized by such assets, and

3.  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity (the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

                  RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

                  RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments
(POs). Each component is then sold separately. Such instruments include:

a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

                  RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


TOTAL RETURN SWAPS
------------------
A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                     RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.


U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
--------------------------------------------------------------
ENTERPRISES/FEDERAL AGENCIES
----------------------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include (but is not limited to) those sponsored by:

a.  U.S. Treasury Department;
b.  Federal Housing Administration;
c.  Federal Home Loan Mortgage Corporation;
d.  Federal National Mortgage Association;
e.  Student Loan Marketing Association;
f.  Federal Home Loan Bank;
g.  Government National Mortgage Association; and
h.  U.S. Department of Veterans' Affairs.


                  RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.


WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

                  RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                           FINANCIAL HIGHLIGHTS TABLE


The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.This information has been audited by KPMG LLP.You will find the auditor's report and the FFTW Funds, Inc., financial statements in the Annual Report, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------
                                           INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the           YEAR           YEAR           YEAR            YEAR            YEAR ENDED
period                                           ENDED          ENDED          ENDED           ENDED           12/31/99
                                                 12/31/03       12/31/02       12/31/01        12/31/00
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period             $8.67          $7.53          $8.18           $8.70           $9.68
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS

  Investment income, net                         0.20*          0.16           0.29            0.44            0.37*

Net realized and unrealized gain (loss)
  on investments, and financial futures
  contracts and foreign currency related
  transactions                                   1.46           1.45           (0.63)          (0.54)          (0.98)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 1.66           1.61           (0.34)          (0.10)          (0.61)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net (c)                  1.32           0.42           0.31            0.04            0.37

In excess of investment income, net              --             --             --              --              --

From net realized gain on
  investments, and financial futures
  contracts and foreign
  currency related transactions                  0.20           0.05           --              --              --

From capital stock in excess of par
  value                                          --             --             --              0.38            --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                              1.52           0.47           0.31            0.42            0.37
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $8.81          $8.67          $7.53           $8.18           $8.70
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     20.25%         21.81%         (4.22%)         (0.98%)         (6.34%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                79,542         $88,120        $107,848        $121,377        $103,564

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                    0.71%          0.60%          0.60%           0.60%           0.60%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                    0.71%          0.61%          0.60%           0.60%           0.60%

Ratio of investment income, net to
  average net assets (a)                         2.22%          2.50%          3.70%           5.18%           4.13%

Decrease in above expense ratios due to
  waiver of investment advisory fees             0.01%          0.07%          0.06%           0.04%           0.00% (b)

Portfolio Turnover                               223%           334%           659%            508%            569%
-------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
(b) Rounds to less than 0.01%.
(c) Certain prior year amounts have been reclassified to conform to current year presentations.
*   Calculation based on average shares outstanding.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 2004 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1012 or by electronic request at the following e-mail address: publicinfo@sec.gov.











DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.

================================================================================

                                   PROSPECTUS
                           LIMITED DURATION PORTFOLIO

================================================================================








                                 APRIL 30, 2004






THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS



Risk/Return Summary                                                            3
Investment Objectives, Principal Investment Strategies
  and Investments                                                              3
Principal Investment Risks                                                     4
Risk/Return Bar Chart and Table                                                6
Fee Table                                                                      7
Expense Table Example                                                          7
Fund Management                                                                8
Shareholder Information                                                        9
Investment Information                                                        14
Portfolio Turnover                                                            26
Supplemental Investment Policies                                              26
Financial Highlights Table                                                    26
Shareholder Inquiries                                                         28

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Limited Duration Portfolio (the "Portfolio"), including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:      To maintain a level of total return as may be
                           consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT       The Portfolio invests primarily in high quality
STRATEGIES:                (average portfolio rating of AA by S&P, Aa by Moody's
                           or a comparable rating or higher from a nationally recognized statistical rating organization, or if the security is unrated, of comparable credit quality in the judgement of the Investment Adviser) debt securities, using interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Merrill Lynch 1-3 Year Treasury Index. (The Merrill
                           Lynch 1-3 Year Treasury Index is an unmanaged index that tracks short-term U.S. Government securities with maturities between 1 and 3 years and represents the total rate of return of Treasury Notes based on daily closing prices. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                   Fitch IBCA     AVERAGE
                                                         S&P           Moody's (Short       Duff &      PORTFOLIO
                           S&P:        Moody's:     (Short Term):          Term):           Phelps:      QUALITY:
                           ----        --------     -------------          ------           -------      --------
                           BBB-        Baa3              A-2               P-2               BBB-         AA (Aa)
------------------------------------------------------------------------------------------------------------------

DURATION:                  The U.S. dollar-weighted average duration of the
                           Portfolio generally is shorter than three years. The
                           U.S. dollar- weighted average duration of the
                           Portfolio will not differ from the weighted average
                           duration of the Merrill Lynch 1-3 Treasury Index by
                           more than one year. As of December 31, 2003, the
                           duration of the Merrill Lynch 1-3 Treasury Index was
                           1.68 years. As of December 31, 2003, the duration of
                           the Limited Duration Portfolio was 1.55 years.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:       At least 65% of the Portfolio's total assets must be
                           invested in U.S. dollar-denominated securities. The
                           Portfolio will invest in derivatives for hedging and
                           non-hedging purposes, such as to manage the effective
                           duration of the Portfolio or as a substitute for
                           direct investment. For temporary defensive purposes,
                           100% of the Portfolio's total assets may be invested
                           in U.S. Government securities, cash or cash
                           equivalent securities. These defensive strategies may
                           prevent the Portfolio from achieving its investment
                           objective. The Portfolio is "non-diversified" under
                           the 1940 Act, meaning that it may invest in a limited
                           number of issuers. Under normal circumstances, the
                           Portfolio will invest more than 25% of its total
                           assets in the Banking and Finance industry. For
                           purposes of this limitation, the Banking and Finance
                           industry will be deemed to include securities of
                           issuers engaged in banking or finance businesses,
                           including issuers of asset- backed securities and
                           mortgage-backed securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:     o  Asset-Backed Securities
                           o  Bank Obligations
                           o  Corporate Debt Instruments
                           o  Derivative Securities
                           o  Mortgage-Backed Securities
                           o  Other Investment Companies
                           o  U.S. Government and Agency Securities
--------------------------------------------------------------------------------


                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


Investments in the Portfolio are subject to certain of the following principal risks:

BANKING                    Investing in bank obligations will expose the
INDUSTRY RISK:             Portfolio to risks associated with the banking
                           industry such as interest rate and credit risks.

CONCENTRATION              A Portfolio that invests more than 25% of its total
RISK:                      assets in the securities of issuers in any one
                           industry is exposed to the risk that factors affecting that industry will have a greater effect on the Portfolio than they would if the

                           Portfolio invested in a diversified number of unrelated industries.

CREDIT RISK:               Debt securities are subject to credit risk. Credit
                           risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their risks.


DERIVATIVES                Derivatives are subject to the risk of changes in the
RISK:                      market price of the security, credit risk with
                           respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


INTEREST RATE              Debt securities are subject to the risk that the
RISK:                      market value will decline because of rising interest
                           rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter durations.

LIQUIDITY RISK:            Certain securities may be difficult or impossible to
                           sell at favorable prices within the desired time frame.

NON-
DIVERSIFICATION            A non-diversified Portfolio may invest a large
RISK:                      percentage of its assets in the securities of a small
                           number of issuers or industries than a diversified
                           Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT                 A Portfolio that invests in mortgage-backed and other
RISK:                      asset-backed securities is exposed to the risk that
                           such securities may repay principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The chart and table provided below give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average returns for 1 year, 5 years, 10 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.


FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN
                               [BAR CHART OMITTED]


0.29%   11.26%  5.29%   7.21%   6.79%   2.88%   8.52%   7.46%   5.81%   2.49%

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003



During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.47%(quarter ending March 31, 1994).


PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.


AVERAGE ANNUAL TOTAL RETURNS                                             PAST 1         PAST 5          PAST 10       SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                              YEAR           YEARS           YEARS         INCEPTION
Limited Duration Portfolio
    Return Before Taxes                                                  2.49%          5.40%           5.68%         N/A
    Return After Taxes on Distributions                                  1.07%          3.52%           3.58%         N/A
    Return After Taxes on Distributions and Sale of Fund Shares          1.74%          3.46%           3.55%         N/A
    Merrill Lynch 1-3 Year Treasury Index**                              1.90%          5.37%           5.62%         N/A

*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
**This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.


-------------------------------------------------------------
Portfolio                       Limited Duration
Name:
-------------------------------------------------------------
Shareholder Fees (Fees          None
Paid Directly from
Your Investment)
-------------------------------------------------------------
Annual Fund Operating
 Expenses (Expenses that
 are Deducted From Fund
Assets)
-------------------------------------------------------------
Management Fees                 0.35%
-------------------------------------------------------------
Distribution Fees               None
(12b-1)
-------------------------------------------------------------

Other Expenses*                 0.20%
-------------------------------------------------------------
Total Annual Fund               0.55%
Operating Expenses**
-------------------------------------------------------------

*Under an Administration Agreement dated February 1, 1995, As Amended, between the Fund and Investors Capital Services, Inc. ("Investors Capital" or "the Administrator"), the Administrator provides administrative services to the Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event the Portfolio operates below a certain expense ratio. This incentive fee is capped at 0.02% of the Portfolio's average daily net assets. Under an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.


**Fischer Francis Trees & Watts, Inc. has voluntarily agreed to waive 0.20% of its management fees for the Portfolio. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the Limited Duration Portfolio is 0.35%. Such voluntary fee waiver can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Portfolio Name                   1 Year                  3 Years                 5 Years                 10 Years
-------------------------------- ----------------------- ----------------------- ----------------------- ---------------------
Limited Duration                 56                      176                     307                     689
-------------------------------- ----------------------- ----------------------- ----------------------- ---------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.4 billion in assets, as of December 31, 2003, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately 167 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $230 million. The Investment Adviser also serves as the sub-adviser to 35portfolios of 24 other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2003, at a rate of 0.15% of the Portfolio's average daily net assets after the voluntary feewaiver of Management Fees.


                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds, Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for the Portfolio Manager of the Limited Duration Portfolio is set forth below.

KENNETH O'DONNELL, CFA, Portfolio Manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration Portfolio. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S. Government Securities and is also responsible for the management of money market, short and short-intermediate portfolios. Prior to joining FFTW, Mr. O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1997-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse University and a M.S. in Finance from Boston College. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of the Fund. Subsequent investments or redemptions may be of any amount. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning, any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.


                               WIRING INSTRUCTIONS

To:                      Investors Bank & Trust Company
                         200 Clarendon Street
                         Boston, Massachusetts 02117
ABA Number:              011001438
Account Name:            Quasar Distributors, LLC - Fund Purchase Account
Account Number:          933333333
Reference:               Limited Duration Portfolio

                               TO PURCHASE SHARES

----------------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET        WHEN & HOW                      PROCEDURE FOR SAME                     Result of late notification or
VALUE (NAV) IS        SHARES MAY BE                   DAY PURCHASES                          delay in receipt of funds
DETERMINED            PURCHASED
----------------------------------------------------------------------------------------------------------------------------------
o   All Business      o    Any Business               o    Purchasers must                  o   The Portfolio must
    Days                   Day                             call Investors Bank                   receive notice
                                                           at (800) 247-0473                     before 4:00 p.m.
                      o    Submitted                       prior to 4:00 p.m.                    (wire may be
                           orders must                     ET to inform the                      received after 4:00
                           include a                       Portfolio of the                      p.m. ET) for shares
                           completed                       incoming wire                         to be bought at
                           account                         transfer.                             that day's price.
                           application.
                                                      o    Purchasers must                  o    Shares will be
                      o    Federal funds                   indicate which                        bought at the next
                           must be wired                   Portfolio is to be                    Business Day's
                           to Quasar's                     purchased.                            price if wire is
                           "Fund Purchase                                                        received after 4:00
                           Account" at                o    If Federal funds                      p.m. ET and no
                           Investors Bank                  are received by the                   notice is given.
                           & Trust Company                 Portfolio that day,
                           ("Investors                     the order will be
                           Bank" or the                    effective that day.
                           "Transfer                       Price of shares is
                           Agent").                        based on the next
                                                           calculation of NAV
                                                           after the order is
                                                                      placed.
----------------------------------------------------------------------------------------------------------------------------------


                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.


A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

----------------------------------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
    a. The dollar or share amount to be redeemed;
    b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application
       Form);
    c. The name of the shareholder; and
    d. The shareholder's account number.

2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.

----------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                 RESULT OF LATE NOTIFICATION OF REDEMPTION
----------------------------------------------------------------------------------------------------------
If notice is received by the Transfer Agent               If notice is received by the Transfer Agent
by 4:00 p.m. ET on any Business Day, the                  on a non-business day or after 4:00 p.m. ET
redemption will be effective and payment will             on a Business Day, the redemption notice will
be made within seven calendar days, but                   be deemed received as of the next Business
generally the next business day following                 Day.
receipt of such notice. Price of shares is
based on the next calculation of the NAV
after the order is placed.

----------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is based on the next calculation of the Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.


All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management, acting under the supervision of the Board of Directors.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.



                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the Portfolio will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES
--------------------
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:


1. fail to provide the Portfolio with a correct taxpayer identification number, or
2.   fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred plans receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.


STATE AND LOCAL TAXES
---------------------
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Portfolio are distributed by Quasar Distributors, LLC ("Quasar") pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to distribution.

                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS


Principal Investment Strategies
o          Asset-Backed Securities
o          Bank Obligations
o          Corporate Debt Instruments
o          Derivative Securities
o          Duration Management
o          Investment Companies
o          Mortgage-Backed Securities
o          U.S. Government and Agency Securities


Other Investments
o          Dollar Roll Transactions
o          Foreign Instruments
o          Illiquid Securities

o          Inflation-Indexed Securities
o          Loan Participations and Assignments
o          Repurchase and Reverse Repurchase Agreements
o          Short Sales Transactions
o          Stripped Instruments
o          TBA Transactions
o          Total Return Swaps
o          When Issued and Forward Commitment Securities
o          Zero Coupon Securities





ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by a pool of financial assets. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,
b.   other installment sale contracts,
c.   home equity loans,
d.   leases of various types of real and personal property, and
e.   receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank issued securities. These instruments include, but are not limited to:

a. Time Deposits,                  e. Deposit Notes,                              h. Variable Rate Notes,
b. Certificates of Deposit,        f. Eurodollar Time deposits,                   i. Loan Participations,
c. Bankers' Acceptances,           g. Eurodollar Certificates of deposit,         j. Variable Amount Master Demand Notes,
d. Bank Notes,                                                                    k. Yankee CDs, and
                                                                                  l. Custodial Receipts

                  RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.


CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risk.



DERIVATIVE SECURITIES
---------------------
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

      a.   swaps;
      b.   caps, floors and collars;
      c.   forward foreign currency contracts;
      d.   futures contracts; and
      e.   options.

a. SWAPS
Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.



           HEDGING
           -------
           Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                  RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                  Hedging involves risks of imperfect correlation in price movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.


DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).


                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a.  the bond's yield,
b.  coupon interest payments,
c.  final maturity,
d.  call features, and
d.  prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

                     RISKS: There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from its relative return.

FOREIGN INSTRUMENTS
-------------------
A. FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the United States. They are typically denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of the Portfolio to different currencies based on its perception of the most favorable markets and issuers. In allocating assets among multiple markets for the Portfolio, the Investment Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.  securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.  securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. If a particular investment in Rule 144A Securities, Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.


INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.


Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

                  The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.


LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.  Mortgage-pass-through securities issued by
    a.  the Government National Mortgage Association (Ginnie Mae),
    b.  the Federal National Mortgage Association (Fannie Mae),
    c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
    d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and
3.  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity (the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.


                  RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed Securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

The Portfolio will maintain a segregated custodial account for the Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.



SHORT SALES
-----------
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Porfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

                  RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.


STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:



a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

                  RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


TOTAL RETURN SWAPS
------------------
A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.


                  RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.


U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
---------------------------------------------------------------------------
FEDERAL AGENCIES
----------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

           a.   U.S. Treasury Department;
           b.   Federal Housing Administration;
           c.   Federal Home Loan Mortgage Corporation;
           d.   Federal National Mortgage Association;
           e.   Student Loan Marketing Association;
           f.   Federal Home Loan Bank;
           g.   Government National Mortgage Association; and
           e.   U.S. Department of Veterans' Affairs.


                  RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.



WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitment transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

                  RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.




                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.


This information has been audited by KPMG LLP.You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
                                                  LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period         YEAR           YEAR           YEAR             YEAR            YEAR ENDED
                                                      ENDED          ENDED          ENDED            ENDED           12/31/99
                                                      12/31/03       12/31/02       12/31/01         12/31/00
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
PER SHARE DATA
Net asset value, beginning of period                  $10.15            $10.05           $9.85           $9.66            $9.93
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS

 Investment income, net
                                                      0.34*              0.42            0.53             0.61            0.55*
Net realized and unrealized gain (loss)
  on investments and financial futures
  contracts                                           (0.09)             0.15            0.19             0.19            (0.27)
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
Total from investment operations                      0.25               0.57            0.72             0.80             0.28
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
LESS DISTRIBUTIONS

From investment income, net (b)                       0.38               0.42            0.52             0.61             0.55

In excess of investment income, net                    --                 --              --               --               --

From net realized gain on
  investments and financial futures
  contracts                                           0.06               0.05             --               --               --
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
Total distributions                                   0.44               0.47            0.52             0.61             0.55
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
Net asset value, end of period                        $9.96             $10.15          $10.05           $9.85            $9.66
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------
TOTAL RETURN                                          2.49%              5.81%           7.46%           8.52%            2.88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                     $124,072         $165,870        $117,357         $97,484          $100,105

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                         0.35%              0.30%           0.30%           0.30%            0.30%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                         0.35%              0.30%           0.30%           0.30%            0.30%

Ratio of investment income, net to
  average net assets (a)                              3.35%              4.19%           5.32%           6.25%            5.60%

Decrease in above expense ratios due to
   waiver of investment advisory fees                 0.20%              0.24%           0.23%           0.24%            0.24%

Portfolio Turnover
                                                      352%               110%            209%             327%             823%
----------------------------------------------------- -------------- -------------- ---------------- --------------- ---------------

(a) Net of waivers and reimbursements.
(b) Certain prior year amounts have been reclassified to conform to current year presentations.
*   Calculation based on average shares outstanding.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 2004 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.










DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC





Fund's Investment Company Act filing number: 811-5796

                                FFTW FUNDS, INC.



--------------------------------------------------------------------------------
                                   PROSPECTUS
                            WORLDWIDE CORE PORTFOLIO
--------------------------------------------------------------------------------









                                 APRIL 30, 2004








THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS




Risk/Return Summary............................................................3
Investment Objectives, Principal Investment Strategies
   and Investments.............................................................3
Principal Investment Risks.....................................................4
Risk Return Bar Chart and Table................................................7
Fee Table......................................................................8
Expense Table Example..........................................................8
Fund Management................................................................9
Shareholder Information.......................................................10
Investment Information........................................................16
Portfolio Turnover............................................................30
Supplemental Investment Policies..............................................30
Financial Highlights Table....................................................31
Shareholder Inquiries.........................................................33

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide Core Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.


------------------------------------------------------------------------------------------------------------------------------------
     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment grade (minimum rating of BBB by S&P, Baa by Moody's
     STRATEGIES:                   or a comparable rating, or higher from a nationally recognized statistical rating organization or if the security is unrated, of comparable credit quality in the judgment of the Investment
                                   Adviser/Sub-Adviser) debt securities from worldwide bond markets, denominated in both U.S.
                                   dollars and foreign currencies and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the
                                   Portfolio is the Lehman Brothers Global Aggregate Index (Hedged). (The Lehman Brothers Global
                                   Aggregate Index (Hedged) provides a broad-based measure of the international investment-grade bond market, combining the U.S. Aggregate Index with the Pan-European Index and the Japanese,
                                   Canadian, Australian and New Zealand components of the Global Treasury Index, with returns expressed in U.S. dollar hedged terms. The index is not available for investment and, unlike the
                                   Portfolio, does not incur expenses.)
------------------------------------------------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                             Fitch
                                                                                                        IBCA         AVERAGE
                                                                     S&P             Moody's           Duff &       PORTFOLIO
                                      S&P:        Moody's:     ((Short Term):     (Short Term):        Phelps:       QUALITY:
                                      ----        --------     --------------     -------------        -------       --------
                                      BBB-          Baa3             A-2               P-2               BBB-           A
------------------------------------------------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (Hedged) by more than two years.
                                   As of December 31, 2003, the duration of the Lehman Brothers Global Aggregate Index (Hedged) was
                                   5.08 years. As of December 31, 2003, the duration of the Worldwide Core Portfolio was 5.79 years.
------------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least
                                   35% of the Portfolio's total assets will be invested in debt securities and their related instruments, from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                                   For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
                                   Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its
------------------------------------------------------------------------------------------------------------------------------------


                                        3


------------------------------------------------------------------------------------------------------------------------------------
                                   total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-backed securities and mortgage-backed securities.
------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o        Asset-Backed Securities
                                   o        Bank Obligations
                                   o        Corporate Debt Instruments
                                   o        Derivative Securities
                                   o        Dollar Roll Transactions
                                   o        Foreign Instruments
                                   o        Mortgage-Backed Securities
                                   o        Other Investment Companies
                                   o        TBA Transactions
                                   o        U.S. Government and Agency Securities
------------------------------------------------------------------------------------------------------------------------------------


                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.


The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored entities. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.


Investments in the Portfolio are subject to certain of the following principal risks:

BANKING                 Investing in bank obligations will expose the Portfolio
INDUSTRY                to risks associated with the banking industry such as
RISK:                   interest rate and credit risks.

CONCENTRATION           A Portfolio that invests more than 25% of its total
RISK:                   assets in the securities of issuers in any one industry
                        is exposed to the risk that factors affecting that industry will have a greater effect on the Portfolio than they would if the Portfolio invested in a diversified number of unrelated industries.

CREDIT                  Debt securities are subject to credit risk. Credit risk
RISK:                   is the possibility that an issuer will fail to make
                        timely payments of interest or principal, or go bankrupt. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their risks.

CURRENCY                Fluctuations in exchange rates between the U.S. dollar
RISK:                   and foreign currencies may negatively affect an
                        investment. When synthetic and cross-hedges are used, the net exposure of the Portfolio to any one currency may be different from that of its total assets denominated in such currency.


DERIVATIVES             Derivatives are subject to the risk of changes in the
RISK:                   market price of the security, credit risk with respect
                        to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


FOREIGN                 Investing in foreign securities exposes the Portfolio to
RISK:                   risks such as political and economic instability,
                        currency devaluation and high inflation rates, which may result in Portfolio losses and higher volatility.

INTEREST RATE           Debt securities are subject to the risk that the market
RISK:                   value will decline because of rising interest rates. A
                        rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter durations.

LIQUIDITY               Certain securities may be difficult or impossible to
RISK:                   sell at favorable prices within the desired time frame.

NON-DIVERSIFICA-TION    A non-diversified Portfolio may invest a large
RISK:                   percentage of its assets in the securities of a small
                        number of issuers or industries than a diversified
                        Portfolio. This vulnerability to factors affecting a single investment can result in greater Portfolio losses and volatility.

PREPAYMENT              A portfolio that invests in mortgage-backed and other

RISK: asset backed securities is exposed to the risk that such securities may repay the principal either faster or slower than expected.

                         RISK/RETURN BAR CHART AND TABLE


The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for 1 year, 5 years, 10 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.



FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            WORLDWIDE CORE PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BARCHART OMITTED]

                             1994             7.84%
                             1995            11.00%
                             1996            10.03%
                             1997            12.60%
                             1998            11.53%
                             1999            -0.19%
                             2000            10.79%
                             2001             6.94%
                             2002             7.36%
                             2003             3.71%


During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 10.46% (quarter ending September 30, 1994) and the lowest quarterly return was -3.98% (quarter ending March 31, 1994).


PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1       PAST 5      PAST 10      SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                YEAR         YEARS       YEARS        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Core Portfolio
------------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                    3.71%         5.65%       8.09%              N/A
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                    2.46%         3.46%       5.31%              N/A
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares            2.40%         3.44%       5.19%              N/A
------------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index    (Hedged)**                   3.11%         5.92%       7.06%              N/A
------------------------------------------------------------------------------------------------------------------------------------

*After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. **This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE


This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

------------------------------------------------------------------
Portfolio                                Worldwide Core
Name
------------------------------------------------------------------
Shareholder Fees (Fees                   None
Paid Directly from
Your Investment)
------------------------------------------------------------------
Annual Fund Operating
 Expenses (Expenses that
 are Deducted From Fund
 Assets)
------------------------------------------------------------------
Management Fees                          0.40%
------------------------------------------------------------------
Distribution Fees                        None
(12b-1)
------------------------------------------------------------------
Other Expenses*                          0.31%
------------------------------------------------------------------
Total Annual Fund                        0.71%
Operating Expenses**
------------------------------------------------------------------

*Under an Administration Agreement dated February 1, 1995, As Amended, between the Portfolio and Investors Capital Services, Inc. ("Investors Capital" or "the Administrator"), the Administrator provides administrative services to each Portfolio for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below a certain expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets. Under an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

**Fischer Francis Trees & Watts, Inc. has voluntarily agreed to waive 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the Worldwide Core Portfolio is 0.56%. Such voluntary fee waiver can be terminated at any time.



                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
Portfolio Name              1 Year         3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Worldwide Core              73             227            395            883
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER


Subject to the direction and authority of the Board of Directors, Fischer Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.4 billion in assets, as of December 31, 2003, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately 167 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $230 million. The Investment Adviser also serves as the sub-adviser to 35 portfolios of 24 other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2003, at a rate of 0.25% of the Portfolio's average daily net assets after the voluntary waiver of Management Fees.



                             INVESTMENT SUB-ADVISER


Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $13.0 billion in multi-currency fixed-income portfolios for institutional clients as of December 31, 2003. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio after any waivers. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.



                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds, Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio.

The Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for the Portfolio Manager of Worldwide Core Portfolio is set forth below.


DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide Core Portfolio. Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr. Marmon has a B.A. in economics from Alma College (1980) and a M.A. in economics from Duke University (1982).


                             SHAREHOLDER INFORMATION

                                    PURCHASES


Portfolio shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in the Portfolio is $100,000; such minimum may be waived at the discretion of the Fund. Subsequent investments or redemptions may be of any amount. There are no loads or 12b-1 distribution fees imposed by the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.


Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.



                              WIRING INSTRUCTIONS

To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117
ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC - Fund Purchase Account
Account Number:                933333333
Reference:                     Worldwide Core Portfolio

                                               TO PURCHASE SHARES

------------------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE    WHEN & HOW SHARES      PROCEDURE FOR SAME DAY PURCHASES              RESULT OF LATE NOTIFICATION OR DELAY IN
(NAV) IS DETERMINED     MAY BE PURCHASED                                                     RECEIPT OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------
All Business Days       o    Any Business      o    Purchasers must call Investors           o    The Portfolio must receive
                             Day                    Bank at (800) 247-0473 prior to 4:00          notice before
                                                    p.m. ET to inform the Portfolio of the        4:00 p.m. (wire may be received
                        o    Submitted              incoming wire transfer.                       after 4:00 p.m. ET) for shares to
                             orders must                                                          be bought at that day's price.
                             include a         o    Purchasers must indicate which
                             completed              Portfolio is to be purchased.            o    Shares will be bought at the
                             account                                                              next Business Day's price if wire
                             application.      o    If Federal funds are received by              is received after 4:00 p.m. ET and
                                                    the Portfolio that day, the order will        no notice is given.
                        o    Federal                be effective that day. Price of shares
                             funds must be          is based on the next calculation of
                             wired to               NAV after the order is placed.
                             Quasar's "Fund
                             Purchase
                             Account" at
                             Investors Bank
                             & Trust
                             Company
                             ("Investors
                             Bank" or the
                             "Transfer
                             Agent").
------------------------------------------------------------------------------------------------------------------------------------

                                  REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads or 12b-1 distribution fees imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.


A telephone redemption option is made available to shareholders on the Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


                                                          TO REDEEM SHARES
------------------------------------------------------------------------------------------------------------------------------------
1.       SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
         a.  The dollar or share amount to be redeemed;
         b.  The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
         c.  The name of the shareholder; and
         d.  The shareholder's account number.
2.       SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.
------------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                         RESULT OF LATE NOTIFICATION OF REDEMPTION
------------------------------------------------------------------------------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET       If notice is received by the Transfer Agent on a non-business day
on any Business Day, the redemption will be effective and         or after 4:00 p.m. ET, the redemption notice will be deemed
payment will be made within seven calendar days, but              received as of the next Business Day.
generally the next business day following receipt of such
notice. Price of shares is based on the next calculation of
the NAV after the order is placed.
------------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES


Your price for Portfolio shares is based on the next calculation of the Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.


All Portfolio investments are valued daily at their market value, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management, acting under the supervision of the Board of Directors.


To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.


                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends to comply with all Federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.


                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the Portfolio. For additional information regarding tax issues pertaining to the Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional Information.

FEDERAL INCOME TAXES
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.


Dividends the Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.


As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number, or

2.  fail to make required certifications, or

3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


                           DISTRIBUTION OF FUND SHARES


Shares of the Portfolio are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001 by and among the Fund, Investors Bank & Trust Company and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank & Trust Company pays the distribution fee and FFTW pays all other fees and expenses related to distribution.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS


Principal Investments
o  Asset-Backed Securities
o  Bank Obligations
o  Corporate Debt Instruments
o  Derivative Securities
o  Dollar Roll Transactions
o  Duration Management
o  Foreign Instruments
o  Investment Companies
o  Mortgage-Backed Securities
o  TBA Transactions
o  U.S. Government and Agency Securities



Other Investments and Investment Strategies


o  Brady Bonds
o  Emerging Market Securities
o  Illiquid Securities
o  Indexed Notes, Currency Exchange-Related Securities and Similar Securities
o  Inflation-Indexed Securities
o  Loan Participations and Assignments
o  Multi-National Currency Unit Securities or More Than One Currency
   Denomination
o  Repurchase and Reverse Repurchase Agreements
o  Short Sales Transactions
o  Stripped Instruments
o  Total Return Swaps
o  When Issued and Forward Commitment Securities
o  Zero Coupon Securities


ASSET-BACKED SECURITIES
Asset-backed securities are secured by or backed by a pool of financial assets These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a. motor vehicle installment sale contracts,
b. other installment sale contracts,
c. home equity loans,
d. leases of various types of real and personal property, and
e. receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may notbe available to support payments on these securities.

BANK OBLIGATIONS
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,               e. Deposit Notes,          h. Variable Rate
                                                              Notes,
b. Certificates of              f. Eurodollar Time
   Deposit,                        deposits,               i. Loan
                                                              Participations,
c. Bankers'                     g. Eurodollar
   Acceptances                     Certificates of         j. Variable Amount
                                   Deposit,                   Master Demand
d. Bank Notes,                                                Notes,

                                                           k. Yankee CDs, and

                                                           l. Custodial Receipts

          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

          RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


CORPORATE DEBT INSTRUMENTS
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the

Portfolio's credit quality standard. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risks.

DERIVATIVE SECURITIES
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

   a. swaps;
   b. caps, floors and collars;
   c. forward foreign currency contracts;
   d. futures contracts; and
   e. options.

a. SWAPS
Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

          HEDGING Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

               RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

               Hedging involves risks of imperfect correlation in price movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.


DOLLAR ROLL TRANSACTIONS
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).


               RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
Duration measures a bond's price volatility, incorporating the following factors:

a. the bond's yield,
b. coupon interest payments,
c. final maturity,
d. call features, and
f. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

               RISKS: There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from its relative return.

FOREIGN INSTRUMENTS
A.     FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the United States. They are typically denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the Euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

               RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

C.     EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign" securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

          Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

          Eurobonds and global bonds: These are longer maturity (up to 30 years) securities, registered in London or globally, that are generally issued in US dollars, but are increasingly issued in euros and occasionally in yen.

          Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

          Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

               RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

a.   Relatively unstable             d.    restrictions on foreign ownership;
     governments;
b.   sudden adverse government       e.    prohibitions of repatriation of
     action;                               assets; and/or
c.   nationalization of businesses;  f.    less protection of property rights

              The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin America) may be highly correlated, thereby increasing a portfolio's risk if it is concentrated regionally.



ILLIQUID SECURITIES
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1. securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3. securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. If a particular investment in Rule 144A Securities, Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

               RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES These securities are notes; the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

               RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.


INFLATION-INDEXED SECURITIES
Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.


Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

               RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

               The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban

               Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

               RISKS: As a shareholder in a registered investment company, a Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


The Commission has granted the Fund an exemptive order which permits the Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.


LOAN PARTICIPATIONS AND ASSIGNMENTS
Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

               RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1. Mortgage-pass-through securities issued by
   a. the Government National Mortgage Association (Ginnie Mae),
   b. the Federal National Mortgage Association (Fannie Mae),
   c. the Federal Home Loan Mortgage Corporation (Freddie Mac),
   d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and
3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity (the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.


               RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.


MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

               RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

               RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

               RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a. Municipal Bond Strips
b. Treasury Strips
c. Stripped Mortgage-Backed Securities

               RISKS: POs do not pay interest. Its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

               RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


TOTAL RETURN SWAPS
A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

               RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.



U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/ FEDERAL AGENCIES
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

   a. U.S. Treasury Department;
   b. Federal Housing Administration;
   c. Federal Home Loan Mortgage Corporation;
   d. Federal National Mortgage Association;
   e. Student Loan Marketing Association;
   f. Federal Home Loan Bank;
   g. Government National Mortgage Association; and
   h. U.S. Department of Veterans' Affairs.


               RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.


WHEN ISSUED AND FORWARD COMMITMENTS
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

               RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

               RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

The Portfolio may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The "Total Return" indicates how much an investment in the Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested.

This information has been audited by KPMG LLP. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

----------------------------------------------------------------------------------------------------------------------
                                   WORLDWIDE CORE PORTFOLIO FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period       YEAR         YEAR         YEAR          YEAR             YEAR
                                                    ENDED        ENDED        ENDED         ENDED            ENDED
                                                    12/31/03     12/31/02     12/31/01      12/31/00         12/31/99
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                $11.15       $10.96       $10.79        $10.58           $11.19
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS

Investment income,net                               0.31*        0.40*        0.48          0.60             0.51*

Net realized and unrealized gain (loss) on
  investments, financial futures, swap
  and options contracts and foreign
  currency related transactions                     0.11         0.36         0.27          0.50             (0.53)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.42         0.76         0.75          1.10             (0.02)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

From investment income, net                         0.39         0.53         0.58          0.89             0.59

In excess of net realized gain on
  investments, financial futures,
  swap and options contracts and foreign
  currency related transactions                     --           --           --            --               0.00**

From capital stock in excess of par value           --           0.04         --            --               --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                 0.39         0.57         0.58          0.89             0.59
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.18       $11.15       $10.96        $10.79           $10.58
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        3.71%        7.36%        6.94%         10.79%           (0.19%)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                   $66,754      $116,859     $219,987      $210,996         $181,535

Ratio of operating expenses to average
  net assets, exclusive of interest
  expense (a)                                       0.55%        0.45%        0.45%         0.45%            0.45%

Ratio of operating expenses to average
  net assets, inclusive of interest
  expense (a)                                       0.55%        0.45%        0.45%         0.45%            0.45%

Ratio of investment income, net to average net
   assets (a)                                       2.74%        3.61%        4.38%         5.60%            4.70%

Decrease in above expense ratios due to waiver of
   investment advisory fees and reimbursement of
   other expenses                                   0.16%        0.17%        0.17%         0.14%            0.14%

Portfolio Turnover                                  441%         565%         615%          549%             404%
----------------------------------------------------------------------------------------------------------------------

(a) Net of waivers and reimbursements.
*   Calculation based on average shares outstanding.
**  Rounds to less than $0.01.

                              SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 2004 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.







DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC



Fund's Investment Company Act filing number: 811-5796

--------------------------------------------------------------------------------
FFTW FUNDS, INC.
--------------------------------------------------------------------------------

      200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000


                                Distributed by:
                           Quasar Distributors, LLC
                           615 East Michigan Street
                          Milwaukee, Wisconsin 53202



--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------





                                APRIL 30, 2004



FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser" or "FFTW, Inc."). The Fund currently consists of eighteen portfolios (each a "Portfolio") as described below:




        PROSPECTUS                      PROSPECTUS
--------------------------   --------------------------------
 Mortgage LIBOR              U.S. Short-Term

 Asset-Backed                Limited Duration

 High Yield                  Mortgage-Backed

 Enhanced Equity Markets     Worldwide

 U.S. Treasury               Worldwide Core

 U.S. Corporate              International

 Broad Market                Emerging Markets

 International Corporate     U.S. Inflation-Indexed

 Global High Yield           Global Inflation-Indexed Hedged


THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PORTFOLIOS' PROSPECTUSES DATED APRIL 30, 2004 (AS AMENDED FROM TIME TO TIME). FINANCIAL STATEMENTS ARE INCORPORATED BY REFERENCE INTO THIS SAI FROM THE FUND'S ANNUAL REPORT. YOU CAN OBTAIN A FREE COPY OF A PROSPECTUS OR THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT BY CONTACTING THE FUND AT (800) 247-0473. THIS SAI INCORPORATES THE PROSPECTUSES BY REFERENCE.

                                    CONTENTS




                                                      PAGE
Overview of the Fund                                     3
History of the Fund                                      3
Organization of the Fund                                 3
Management of the Fund                                   4
Principal Securities Holders                            11
Distribution of Fund Shares                             15
Supplemental Portfolio Information                      16
Supplemental Investment Information                     18
Supplemental Description of Investments                 18
Supplemental Description of Investment Techniques       23
Supplemental Discussion of Risks                        24
Supplemental Hedging Techniques                         27
Investment Restrictions                                 35
Portfolio Transactions                                  39
Securities Valuation                                    40
Supplemental Tax Considerations                         40
Shareholder Information                                 45
Custodian and Accounting Agent                          45
Transfer and Disbursing Agent                           45
Legal Counsel                                           45
Independent Auditors                                    45
Financial Statements                                    45
Appendix A: Quality Rating Descriptions                 46
Appendix B: Proxy Voting Procedures                     50

                             OVERVIEW OF THE FUND


                              HISTORY OF THE FUND

The Fund commenced operations on December 6, 1989. From its inception as a Maryland corporation on February 23, 1989 to September 27, 1989, the Fund's name was "FFTW Institutional Reserves Fund, Inc." From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, the Worldwide Portfolio commenced operations on April 15, 1992 and the Worldwide Core Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991, the FFTW Institutional Reserves Fund), Worldwide Series and Worldwide-Hedged Series (now known as Worldwide Core Portfolio), respectively. The Limited Duration Portfolio commenced operations on July 26, 1993. The International Portfolio commenced operations on May 9, 1996, the Emerging Markets Portfolio commenced operations on August 12, 1997 and the Mortgage-Backed Portfolio commenced operations on April 29, 1996. The U.S. Inflation-Indexed Portfolio (formerly the Inflation-Indexed Hedged Portfolio) commenced operations on January 2, 2001. The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003. All other Portfolios of the Fund had not commenced operations as of the date of this SAI. The Board of Directors approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11, 1998, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to the Mortgage-Backed Portfolio. Effective April 30, 2001 the name of the Worldwide-Hedged Portfolio was changed to Worldwide Core Portfolio. Effective January 1, 2003, the names of the Inflation-Indexed Hedged Portfolio and the Inflation-Indexed Portfolio were changed to the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio, respectively.



                           ORGANIZATION OF THE FUND


STOCK ISSUANCE

The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 1,400,000,000 shares unallocated.


SHAREHOLDER VOTING

Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non- assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.


The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors


CROSS PORTFOLIO LIABILITY

No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.

                            MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board. The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, date of birth, and principal occupations during the past five years and other principal business affiliations.



DISINTERESTED DIRECTORS:




-------------------------------------------------------------------------------------------------------------------
                                                        PRINCIPAL              PORTFOLIOS IN   OTHER
                       POSITION(S)   TERM OF OFFICE(1)  OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS, AND     HELD          AND LENGTH OF      DURING                 OVERSEEN        HELD
DATE OF BIRTH          WITH FUND     TIME SERVED        PAST FIVE YEARS        BY DIRECTOR     BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------
  John C Head III      Director      Since June 1989    Managing Member        18              Director of several
  c/o FFTW, Inc.                                        of Head &                              private companies.
  200 Park Avenue                                       Company L.L.C.
  New York, NY 10166                                    since 1987.
  Age: 55
-------------------------------------------------------------------------------------------------------------------
  Lawrence B. Krause   Director      Since April 1991   Professor Emeritus     18              Director --
  c/o FFTW, Inc.                                        at the University of                   PriceSmart Inc.
  200 Park Avenue                                       California -- San
  New York, NY 10166                                    Diego ("UCSD"),
  Age: 74                                               La Jolla, CA since
                                                        1987; member of
                                                        the Council on
                                                        Foreign Relations
                                                        and Journal of
                                                        Economic
                                                        Research.
-------------------------------------------------------------------------------------------------------------------
  Saul H. Hymans       Director      Since April 1999   Professor of           18              N/A
  c/o FFTW, Inc.                                        Economics and
  200 Park Avenue                                       Statistics and
  New York, NY 10166                                    Director of the
  Age: 66                                               Research Seminar
                                                        in Quantitative
                                                        Economics at The
                                                        University of
                                                        Michigan; member
                                                        of the Michigan
                                                        faculty since 1964.
-------------------------------------------------------------------------------------------------------------------
  Andrea Redmond       Director      Since April 1999   Managing Director      18              N/A
  c/o FFTW, Inc.                                        of Russell
  200 Park Avenue                                       Reynolds
  New York, NY 10166                                    Associates, Inc., an
  Age: 47                                               executive search
                                                        firm, since 1986.
-------------------------------------------------------------------------------------------------------------------



(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

INTERESTED DIRECTORS:




-------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                    PRINCIPAL       PORTFOLIOS IN
                       POSITION(S)    TERM OF OFFICE(1)      OCCUPATION(S)          FUND COMPLEX   OTHER DIRECTOR-
NAME, ADDRESS,         HELD WITH      AND LENGTH OF          DURING PAST FIVE       OVERSEEN BY    SHIPS HELD BY DI-
AND DATE OF BIRTH      FUND           TIME SERVED            YEARS                  DIRECTOR       RECTOR
-------------------------------------------------------------------------------------------------------------------------
  Onder John Olcay2    Chairman of    Since February         Vice Chairman and      18             Chairman of the
  FFTW                 the Board of   1989, formerly         Managing Director of                  Board of Directors of
  2 Royal Exchange     Directors      President              FFTW, Inc. and its                    the following Boards:
  London EC3V 3RA                                            parent company,                       Fischer Francis
  England                                                    Charter Atlantic                      Trees & Watts
  Age: 67                                                    Corporation since                     (Singapore), Pte.
                                                             1983.                                 Ltd., FFTW KK,
                                                                                                   FFTW Funds
                                                                                                   Selection, FFTW
                                                                                                   Funds Selection II,
                                                                                                   FFTW Mortgage
                                                                                                   Total Return Fund
                                                                                                   plc, and FFTW
                                                                                                   Global Debt Fund
                                                                                                   plc.
-------------------------------------------------------------------------------------------------------------------------
  Stephen P. Casper2   Director,      Principal Executive    Managing Director of   18             Director of the
  FFTW, Inc.           Principal      Officer and            FFTW, Inc. and its                    following Boards:
  200 Park Avenue      Executive      President since        parent company,                       The Depository Trust
  New York, NY 10166   Officer and    November 2002,         Charter Atlantic                      & Clearing
  Age: 54              President      formerly Vice          Corporation since                     Corporation, The
                                      President from         December 1991;                        Depository Trust
                                      February 2001-         Chief Executive                       Company, The
                                      November 2002,         Officer and                           National Securities
                                      Director since         President from                        Clearing Corporation,
                                      November 1997;         April 2004; Chief                     The Emerging
                                      formerly, Treasurer    Operating Officer                     Markets Clearing
                                      from October 1990 --   from May 2001                         Corporation, The
                                      November 1997          through April 2004.                   Government
                                                                                                   Securities Clearing
                                                                                                   Corporation, The
                                                                                                   Mortgage-Backed
                                                                                                   Securities Clearing
                                                                                                   Corporation, Fischer
                                                                                                   Francis Trees &
                                                                                                   Watts (Singapore)
                                                                                                   Pte Ltd, FFTW
                                                                                                   Funds Selection,
                                                                                                   FFTW Funds
                                                                                                   Selection II, FFTW
                                                                                                   Diversified Alpha
                                                                                                   Fund Ltd., FFTW
                                                                                                   Mortgage Total
                                                                                                   Return Fund plc, and
                                                                                                   FFTW Global Debt
                                                                                                   Fund plc.
-------------------------------------------------------------------------------------------------------------------------


(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., the Investment Adviser to the Fund.

PRINCIPAL OFFICERS:




-------------------------------------------------------------------------------------------------------------------------
                                   POSITION(S)
NAME, ADDRESS, AND DATE OF         HELD WITH       TERM OF OFFICE(1) AND LENGTH OF  PRINCIPAL OCCUPATION(S)
BIRTH                              FUND            TIME SERVED                      DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
  Michael L. Wyne                  Vice            Since December 2003              Managing Director since 2000 and
  FFTW, Inc.                       President                                        Director of Operations at FFTW,
  200 Park Avenue                                                                   Inc. since 1992,
  New York, NY 10166
  Age: 43
-------------------------------------------------------------------------------------------------------------------------
  William E. Vastardis             Treasurer       Treasurer since November 1997;   President and Managing Member
  EOS Fund Services LLC            and Principal   formerly, Secretary from         of EOS Fund Services LLC since
  26 West 17th Street, Suite 601   Financial       February 1998 to May 2000        2003; Managing Director and Head
  New York, NY 10011               Officer                                          of Fund Administration for
  Age: 48                                                                           Investors Capital Services, Inc.
                                                                                    (formerly AMT Capital Services,
                                                                                    Inc.) from 1992 to 2003.
-------------------------------------------------------------------------------------------------------------------------
  Victoria B. McFarlane            Assistant       Since December 2003              Director, Mutual Fund
  Investors Bank & Trust           Treasurer                                        Administration, Investors Bank
  200 Clarendon Street                                                              since April 2002; Assistant Vice
  Boston, MA 02116                                                                  President, MFS Investment
  Age: 37                                                                           Management from 1998 to 2002
-------------------------------------------------------------------------------------------------------------------------
  Robin Meister                    Secretary       Since May 2000                   Chief Legal and Risk Officer of
  FFTW, Inc.                                                                        FFTW Inc. since 2002; General
  200 Park Avenue                                                                   Counsel of FFTW Inc. since
  New York, NY 10166                                                                September 1998; Legal Counsel,
  Age: 45                                                                           FFTW, Inc. since 1997.
-------------------------------------------------------------------------------------------------------------------------
  Jill Grossberg                   Assistant       Since May 2000                   Director, Mutual Fund
  Investors Bank & Trust           Secretary                                        Administration, Investors Bank
  200 Clarendon Street                                                              since April 2000, Associate
  Boston, MA 02116                                                                  Counsel, Putnam Investments, Inc.
  Age: 57                                                                           from 1995-2000.
-------------------------------------------------------------------------------------------------------------------------


(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

No employee of the Investment Adviser, EOS Fund Services LLC ("EOS"; the "Operations Monitoring Agent"), Investors Bank & Trust Company ("Investors Bank"; the "Custodian"; or the "Transfer Agent") or Investors Capital Services, Inc. ("Investors Capital" or the "Administrator") receives compensation from the Fund for acting as an officer or director of the Fund. FFTW Funds, Inc. pays each director who is not a director, officer or employee of the Investment Adviser, Investors Bank or Investors Capital or any of their affiliates, an annual retainer of $40,000 which is paid in quarterly installments. The lead independent Director receives additional compensation of $10,000 on an annual basis, which is paid quarterly.




       DIRECTOR'S COMPENSATION TABLE FISCAL YEAR ENDED DECEMBER 31, 2003



-------------------------------------------------------------------------------------------------
                        AGGREGATE      PENSION OR            ESTIMATED       TOTAL COMPENSATION
                        COMPENSATION   RETIREMENT BENEFITS   ANNUAL          FROM REGISTRANT
                        FROM           ACCRUED AS PART       BENEFITS UPON   AND FUND COMPLEX
DIRECTOR                REGISTRANT     OF FUND EXPENSES      RETIREMENT      PAID TO DIRECTORS
-------------------------------------------------------------------------------------------------
  John C Head III*      $50,000        $                     $               $50,000
-------------------------------------------------------------------------------------------------
  Saul H. Hymans        $40,000        $                     $               $40,000
-------------------------------------------------------------------------------------------------
  Lawrence B. Krause    $40,000        $                     $               $40,000
-------------------------------------------------------------------------------------------------
  Andrea Redmond        $40,000        $                     $               $40,000
-------------------------------------------------------------------------------------------------
  Stephen P. Casper**   $     0        $0                    $0              $     0
-------------------------------------------------------------------------------------------------
  Onder John Olcay**    $     0        $0                    $0              $     0
-------------------------------------------------------------------------------------------------



*     Lead Independent Director

**    Received no compensation from the Fund.


By virtue of the responsibilities assumed by the Investment Adviser, Investors Bank, Investors Capital, EOS and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of April 1, 2004.


DIRECTORS' SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2003




-----------------------------------------------------------------------------------------------------------------
                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH    AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF DIRECTOR            PORTFOLIO OF THE FUND                        SECURITIES IN THE PORTFOLIOS OF THE FUND
-----------------------------------------------------------------------------------------------------------------
  DISINTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------
  John C Head III           None                                         None
-----------------------------------------------------------------------------------------------------------------
  Lawrence B. Krause        None                                         None
-----------------------------------------------------------------------------------------------------------------
  Saul H. Hymans            None                                         None
-----------------------------------------------------------------------------------------------------------------
  Andrea Redmond            None                                         None
-----------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------
  Stephen P. Casper         International Portfolio Over $100,000;       Over $100,000
                            Limited Duration Portfolio $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------
  Onder John Olcay          None                                         None
-----------------------------------------------------------------------------------------------------------------



As of December 31, 2003, neither the Independent Directors nor any of their immediate family members owned any securities issued by FFTW, Inc., Charter Atlantic Corporation, Quasar Distributors, LLC or any other company controlling, controlled by or under common control with FFTW, Inc., Charter Atlantic Corporation or Quasar Distributors, LLC, except as noted above.


COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors has an Audit Committee and Nominating Committee, each of which is comprised of all of the Directors who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Fund. Currently, Messrs. Head, Hymans, Krause and Ms. Redmond comprise both the Audit and Nominating Committees.


The Nominating Committee, pursuant to a Nominating Committee Charter, adopted by the Board, nominates Independent Directors for election to the Fund's Board of Directors. The Nominating Committee met two times during the fiscal year ended December 31, 2003. The Nominating Committee will not consider nominees recommended by shareholders. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, recommends the selection and compensation of the Fund's accounting firm, pre-approves all audit and non-audit services, oversees the Fund's accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; ascertains the independence of the Fund's independent auditors; and acts as liaison between the Fund's independent auditors and the full Board of Directors. The Audit Committee met three times during the fiscal year ended December 31, 2003.



CODE OF ETHICS

The Fund, Investment Adviser and the Distributor have each adopted a Code of Ethics (each a "Code"; collectively, the "Codes") under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund, who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Portfolio. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio, subject to restrictions on investment practices that may conflict with the interests of a Portfolio.


PROXY VOTING PROCEDURES


The Fund has delegated proxy voting responsibilities to the Investment Adviser, subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Investment Adviser has adopted its own proxy voting policies and guidelines for this purpose. The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Investment Adviser and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.



INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS

The Fund has a separate advisory agreement with respect to each Portfolio. The Fund also has a separate sub-advisory agreement with respect to certain of the Portfolios. Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-advisory Agreements") between the Investment Adviser and its affiliate, Fischer Francis Trees & Watts (the "Sub-adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods, provided that they are specifically approved at least annually by the Board of Directors or by the vote of a majority of a Portfolio's outstanding shares (as defined in the 1940 Act) voting as a single class, provided, that in either event, the continuance is also approved by:

a. at least a majority of the Board of Directors who are not "interested persons"(as defined in the 1940 Act) of the Fund, by vote cast in person at a meeting called for the purpose of voting on such approval; and

b. the Investment Adviser (Sub-Adviser).


The Independent Directors of the Board consider a number of factors when approving the Advisory and Sub-Advisory Agreements at an annual meeting called specifically for that purpose. At the most recent meeting at which the current Advisory and Sub-Advisory Agreements were approved, the Directors carefully considered the following items: (i) a memorandum from counsel setting forth the Board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the Board should consider in its evaluation of the Advisory Agreements; (ii) a report comparing the performance of each Portfolio of the Fund to the performance of its applicable indices; (iii) a Lipper report comparing each Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Investment Adviser and the Sub-Adviser by each Portfolio of the Fund; (v) the fiduciary duty owed by the Investment Adviser and Sub-Adviser to each Portfolio of the Fund with respect to such compensation; (vi) the services performed by the Investment Adviser/Sub-Adviser and the Investment Adviser/Sub-Adviser's expertise with respect to those services; and (vii) the Investment Adviser/Sub-Adviser's profitability.


Each Advisory and Sub-Advisory Agreement is terminable without penalty:

a. on not less than 60 days' notice by the Board of Directors,

b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or

c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.


Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


INVESTMENT ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES


The Investment Adviser pays all of its expenses arising from its performance obligations pursuant to the Advisory Agreements, including all executive salaries and expenses of the Fund's directors,


a. officers employed by the Investment Adviser or its affiliates; and


b. the office rent of the Fund.


The Investment Adviser pays all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.


FUND'S PAYMENT OF FUND EXPENSES


Subject to the expense reimbursement provisions described in the Prospectus under "Fee Table," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:


a.   brokerage commissions,                                 h.   expenses of printing and distributing reports to
                                                                 shareholders,
b.   insurance premiums and extraordinary expenses such     i.   expenses of printing and filing reports and other
     as litigation expenses,                                     documents filed with governmental agencies,
c.   fees and expenses of independent attorneys             j.   notices and proxy materials to existing shareholders,
d.   auditors,                                              k.   interest,
e.   custodians,                                            l.   expenses of annual and special shareholders'
                                                                 meetings,
f.   administrators,
g.   expenses of registering and qualifying shares of the   m.   fees and expenses of directors of the Fund who are not
     Fund under federal and state laws and regulations,          employees of the Investment Adviser or its affiliates.

PORTFOLIOS' PAYMENT OF FUND EXPENSES


Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short-Term and Worldwide Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



------------------------------------------------------------------------------------------
                                                         CURRENT INVESTMENT
ACTIVE                              INVESTMENT ADVISORY   ADVISORY FEE AFTER VOLUNTARY AND
PORTFOLIO                           FEE PER AGREEMENT     CONTRACTUAL FEE WAIVER*
------------------------------------------------------------------------------------------
  U.S. Short-Term                   0.30%                 0.15%
------------------------------------------------------------------------------------------
  Limited Duration                  0.35%                 0.15%
------------------------------------------------------------------------------------------
  Mortgage-Backed                   0.30%                 0.10%
------------------------------------------------------------------------------------------
  Worldwide                         0.40%                 0.40%
------------------------------------------------------------------------------------------
  Worldwide Core                    0.40%                 0.25%
------------------------------------------------------------------------------------------
  International                     0.40%                 0.40%
------------------------------------------------------------------------------------------
  Emerging Markets                  0.75%                 0.75%
------------------------------------------------------------------------------------------
  U.S. Inflation-Indexed            0.40%                 0.20%
------------------------------------------------------------------------------------------
  Global Inflation-Indexed Hedged   0.40%                 0.20%
------------------------------------------------------------------------------------------

-------------------------------------------
                            INVESTMENT
                            ADVISORY
INACTIVE                    FEE PER
PORTFOLIO                   AGREEMENT
-------------------------------------------
  Mortgage LIBOR            0.30%
-------------------------------------------
  Asset-Backed              0.10%
-------------------------------------------
  High Yield                0.40%
-------------------------------------------
  Enhanced Equity Market    0.35%
-------------------------------------------
  U.S. Treasury             0.30%
-------------------------------------------
  U.S. Corporate            0.10%
-------------------------------------------
  Broad Market              0.35%
-------------------------------------------
  International Corporate   0.10%
-------------------------------------------
  Global High Yield         0.50%
-------------------------------------------


* Management fees for all Portfolios, except Worldwide Portfolio, the International Portfolio and the Emerging Markets Portfolio, show management fee rates after the voluntary waiver of management fees. Voluntary fee waivers may be terminated at any time.


For the last three fiscal years, the amount of advisory fees paid by each Portfolio (net of waivers of management fees and reimbursements to the Portfolios of other expenses) were as follows:




----------------------------------------------------------------------------------------------
                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
PORTFOLIO NAME                       DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001
----------------------------------------------------------------------------------------------
  U.S. Short-Term                    $140,911            $210,640            $287,138
----------------------------------------------------------------------------------------------
  Limited Duration                   $233,878            154,245             135,122
----------------------------------------------------------------------------------------------
  Mortgage-Backed                    $130,816            225,124             285,762
----------------------------------------------------------------------------------------------
  Worldwide                          $609,047            636,326             675,435
----------------------------------------------------------------------------------------------
  Worldwide Core                     $236,320            390,294             523,977
----------------------------------------------------------------------------------------------
  International                      $309,152            347,317             408,202
----------------------------------------------------------------------------------------------
  Emerging Markets                   $143,071            185,739             371,218
----------------------------------------------------------------------------------------------
  U.S. Inflation-Indexed             $130,305            108,436             15,308
----------------------------------------------------------------------------------------------
  Global Inflation-Indexed Hedged*   $ 19,330            N/A                 N/A
----------------------------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003.



ADMINISTRATION AGREEMENT


Pursuant to an Administration Agreement dated February 1, 1995, as amended May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital (with assistance from its affiliate, Investors Bank) assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors.


The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.



For the last three fiscal years, the administration fees paid by each Portfolio were as follows:

----------------------------------------------------------------------------------------------
                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
PORTFOLIO NAME                       DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2001
----------------------------------------------------------------------------------------------
  U.S. Short-Term                    $50,977             $95,786             $111,609
----------------------------------------------------------------------------------------------
  Limited Duration                   $81,393             77,498              68,756
----------------------------------------------------------------------------------------------
  Mortgage-Backed                    $73,665             160,955             190,759
----------------------------------------------------------------------------------------------
  Worldwide                          $85,421             93,223              104,008
----------------------------------------------------------------------------------------------
  Worldwide Core                     $50,562             96,611              130,408
----------------------------------------------------------------------------------------------
  International                      $40,933             59,198              73,704
----------------------------------------------------------------------------------------------
  Emerging Markets                   $10,150             19,154              39,896
----------------------------------------------------------------------------------------------
  U.S. Inflation-Indexed             $43,439             34,568              12,933
----------------------------------------------------------------------------------------------
  Global Inflation-Indexed Hedged*   $ 9,622             N/A                 N/A
----------------------------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003.



OPERATIONS MONITORING AGREEMENT


Pursuant to an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC, 26 West 17th Street, Suite 601, New York, NY 10011, the managing member of which serves as an officer of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Fund's investment adviser according to the following schedule: 0.02% of the first $3.5 billion of the combined average daily net assets of the Fund and the other investment vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on assets over $10 billion.


For the period from August 15, 2003 through December 31, 2003, the operations monitoring fees paid by each Portfolio were as follows:




-------------------------------------------------------------------------------------
PORTFOLIO NAME                      PERIOD FROM AUGUST 15, 2003- DECEMBER 31, 2003
-------------------------------------------------------------------------------------
  U.S. Short-Term                   $ 7,911
-------------------------------------------------------------------------------------
  Limited Duration                  $11,338
-------------------------------------------------------------------------------------
  Mortgage-Backed                   $10,039
-------------------------------------------------------------------------------------
  Worldwide                         $13,468
-------------------------------------------------------------------------------------
  Worldwide Core                    $ 6,340
-------------------------------------------------------------------------------------
  International                     $ 5,717
-------------------------------------------------------------------------------------
  Emerging Markets                  $   980
-------------------------------------------------------------------------------------
  U.S. Inflation-Indexed            $ 6,467
-------------------------------------------------------------------------------------
  Global Inflation-Indexed Hedged   $ 1,578
-------------------------------------------------------------------------------------



                          PRINCIPAL SECURITIES HOLDERS



All shares of each Portfolio listed in this section are Common Stock, $0.01 per share. Persons who own 25% or more of the outstanding shares of a Portfolio may be deemed "control persons" (as such term is defined in the 1940 Act) and may take actions without the approval of the other shareholders of a Portfolio. As of April 1, 2004, the following persons held 5% or more of the outstanding shares of each Portfolio as indicated below.


As of April 1, 2004, the Investment Adviser had discretionary Advisory Agreements with shareholders of the Fund representing 39.5% of the Fund's total net assets and therefore may be deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

                           U.S. SHORT-TERM PORTFOLIO



-------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER          PERCENT OF PORTFOLIO
-------------------------------------------------------------------
  THE DOW CHEMICAL COMPANY                    37.34%
  EMPLOYEE RETIREMENT PLAN
  DORINCO 100
  MIDLAND, MI 48674
-------------------------------------------------------------------
  MONSANTO SAVINGS AND INVESTMENT PLAN'S      18.38%
  (SIP) FIXED INCOME FUND CASH BUFFER
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------
  MCKINSEY MASTER RETIREMENT TRUST            10.64%
  ATTN JAMES FARRELL
  55 EAST 22ND STREET
  29TH FLOOR
  NEW YORK, NY 10055
-------------------------------------------------------------------
  THE NORTHERN TRUST CO TR                     5.58%
  U/A DTD 4/1/93
  FBO MONSANTO DEFINED CONTRIBUTION AND
  EMPLOYEE STOCK OWNERSHIP TRUST
  PO BOX 92956 (22-33706)
  CHICAGO, IL 60675
-------------------------------------------------------------------
  FISHER FRANCIS TREES & WATTS                 5.15%
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------




                          LIMITED DURATION PORTFOLIO



-------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER         PERCENT OF PORTFOLIO
-------------------------------------------------------------------
  CHARLES SCHWAB & CO, INC.                  26.63%
  SPECIAL CUSTODY ACCOUNT FOR THE
  EXCLUSIVE BENEFIT OF CUSTOMERS
  ATTN MUTUAL FUNDS
  101 MONTGOMERY STREET
  SAN FRANCISCO, CA 94104
-------------------------------------------------------------------
  ROCKDALE HEALTH SYSTEM INC.                26.38%
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------
  WELLS FARGO BANK MINNESOTA NA              19.77%
  FBO UNIV OF COLORADO/SEGMENT 2/1-3YR
  PO BOX 1533
  MINNEAPOLIS, MN 55480
-------------------------------------------------------------------
  CORPORATION FOR SUPPORTIVE HOUSING         10.87%
  ATTN CARLA JAVITS PRESIDENT
  50 BROADWAY, SUITE 1700
  NEW YORK, NY 10004
-------------------------------------------------------------------

                           MORTGAGE-BACKED PORTFOLIO




-------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER         PERCENT OF PORTFOLIO
-------------------------------------------------------------------
  INTERNATIONAL BANK FOR RECONSTRUCTION      36.65%
  AND DEVELOPMENT RETIREMENT STAFF
  BENEFITS PLAN
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------
  THE NORTHERN TRUST CO TR                   30.67%
  U/A DTD 4/1/93
  FBO MONSATO DEFINED CONTRIBUTION AND
  EMPLOYEE STOCK OWNERSHIP TRUST
  PO BOX 92956
  CHICAGO, IL 60675
-------------------------------------------------------------------
  INTERNATIONAL BANK FOR RECONSTRUCTION      18.89%
  AND DEVELOPMENT STAFF RETIREMENT PLAN
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------
  HARBOR CAPITAL GROUP TRUST FOR             13.79%
  DEFINED BENEFIT PLANS
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------




                              WORLDWIDE PORTFOLIO



-------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER           PERCENT OF PORTFOLIO
-------------------------------------------------------------------
  H E B INVESTMENT & RETIREMENT PLAN TRUST     32.58%
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-------------------------------------------------------------------
  US TRUST COMPANY NA CUSTODIAN                15.61%
  FBO COMMUNITY FOUNDATION SILICON VALLEY
  4380 SW MACADAM, SUITE 450
  PORTLAND, OR 97201
-------------------------------------------------------------------
  CHRISTIAN CHURCH FOUNDATION                   9.72%
  COMMON BALANCED FUND
  P.O. BOX 1986
  INDIANAPOLIS, IN 46206-1986
-------------------------------------------------------------------
  GENEVA REGIONAL HEALTH SYSTEM, INC.           8.02%
  196 NORTH STREET
  GENEVA, NY 14456
  ANGLERBASS & CO.                              7.49%
  200 NEWPORT AVE.
  7TH FLOOR
  NORTH QUINCY, MA 02171
-------------------------------------------------------------------
  CHRISTIAN CHURCH FOUNDATION                   6.64%
  BEASLEY GROWTH FUND
  P.O. BOX 1986
  INDIANAPOLIS, IN 46206-1986
-------------------------------------------------------------------

                           WORLDWIDE CORE PORTFOLIO




-----------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER              PERCENT OF PORTFOLIO
-----------------------------------------------------------------------
  MITRA & CO.                                     61.15%
  1000 NORTH WATER STREET
  14TH FLOOR
  MILWAUKEE, WI 53202
-----------------------------------------------------------------------
  WENDEL & CO.
  A/C 706020                                      11.84%
  THE BANK OF NEW YORK MUTUAL FUND/REORG DEPT.
  P.O. BOX 1066, WALL STREET STATION
  NEW YORK, NY 10268
-----------------------------------------------------------------------
  REHO & CO                                       10.28%
  FBO DIOCESE OF ROCHESTER
  PO BOX 1377
  BUFFALO, NY 14240
-----------------------------------------------------------------------
  NATIONAL FINANCIAL SERVICES CORPORATION          9.62%
  FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
  200 LIBERTY ST. 1 FINANCIAL CENTER
  NEW YORK, NY 10281
-----------------------------------------------------------------------



                            INTERNATIONAL PORTFOLIO



-----------------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER            PERCENT OF PORTFOLIO
-----------------------------------------------------------------------
  EVELYN AND WALTER HAAS, JR. FUND              27.28%
  IRA S HIRSCHFIELD PRESIDENT/TRUSTEE
  THE LANDMARK
  ONE MARKET SUITE 400
  SAN FRANCISCO, CA 94105
-----------------------------------------------------------------------
  MITRA & CO                                    16.18%
  C/0 MARSHALL & ILSLEY TRUST
  1000 N WATER STREET
  MILWAUKEE, WI 53202
-----------------------------------------------------------------------
  FIDELITY INVESTMENTS ISTITUTIONAL             15.81%
  OPERATIONS CO INC
  FIIOC AS AGENT FOR CERTAIN EMPLOYEE
  BENEFITS PLANS
  100 MAGELLAN WAY
  COVINGTON, KY 41015-1987
-----------------------------------------------------------------------
  MAC & COMPANY                                 11.63%
  MUTUAL FUNDS OPS TC
  P.O. BOX 3198
  PITTSBURGH, PA 15230-3198
-----------------------------------------------------------------------
  NORTHERN TRUST COMPANY 9.47%
  FBO HF INVESTMENT LIITED PARTNERSHIP
  PO BOX 92956
  801 SOUTH CANAL
  CHICAGO, IL 60675
-----------------------------------------------------------------------
  NATIONAL FINANCIAL SERVICES CORPORATION        6.28%
  FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
  200 LIBERTY STREET, 1 FINANCIAL CENTER
  NEW YORK, NY 10281
-----------------------------------------------------------------------

                          EMERGING MARKETS PORTFOLIO




-----------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER        PERCENT OF PORTFOLIO
-----------------------------------------------------------------
  PENNSYLVANIA PUBLIC SCHOOL EMPLOYEES      53.37%
  RETIREMENT SYSTEM
  PO BOX 125
  HARRISBURG, PA 17108-0125
-----------------------------------------------------------------
  SAN FRANCISCO CITY & COUNTY EMPLOYEES     35.21%
  RETIREMENT SYSTEM
  C/O FISHER FRANCIS TREES & WATTS, INC.
  200 PARK AVENUE, 46TH FLOOR
  NEW YORK, NY 10166
-----------------------------------------------------------------




                       U.S. INFLATION-INDEXED PORTFOLIO
                (FORMERLY, INFLATION-INDEXED HEDGED PORTFOLIO)




-----------------------------------------------------------------
NAME AND ADDRESS OF BENEFICIAL OWNER         PERCENT OF PORTFOLIO
-----------------------------------------------------------------
  MCKINSEY MASTER RETIREMENT TRUST           78.71%
  MCKINSEY & COMPANY, INC.
  55 EAST 52ND STREET, 29TH FLOOR
  NEW YORK, NY 10055
-----------------------------------------------------------------
  MCKINSEY MASTER RETIREMENT TRUST           21.29%
  TREASURY INFLATION PROTECTED SECURITIES
  (TIPS) PORTFOLIO
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVE, 46TH FLOOR
  NEW YORK, NY 10166
-----------------------------------------------------------------




                   GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
                    (FORMERLY, INFLATION-INDEXED PORTFOLIO)



-----------------------------------------------------------------
MCKINSEY MASTER RETIREMENT TRUST             76.18%
-----------------------------------------------------------------
  TREASURY INFLATION PROTECTED SECURITIES
  (TIPS) PORTFOLIO
  C/O FISCHER FRANCIS TREES & WATTS, INC.
  200 PARK AVE, 46TH FLOOR
  NEW YORK, NY 10166
-----------------------------------------------------------------
  MCKINSEY MASTER RETIREMENT TRUST           23.82%
  ATTN JAMES FARRELL
  55 EAST 52ND STREET, 29TH FLOOR
  NEW YORK, NY 10036
-----------------------------------------------------------------



                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar Distributors, LLC ("Quasar"), pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution. The Fund and Quasar have agreed to indemnify one another against certain liabilities.

Investors should note that not every Portfolio of FFTW Funds, Inc. listed in the Prospectus is registered in every state. If a Portfolio is not registered in your state, you may not purchase shares of that Portfolio.

                      SUPPLEMENTAL PORTFOLIO INFORMATION


                               PORTFOLIO TURNOVER


Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs, which will be paid by a Portfolio; however, the Investment Adviser undertakes portfolio transactions with the objective of either reducing risk or improving return, and such transactions involve highly liquid securities with relatively low transaction costs. In addition, high turnover rates may result in increased short-term capital gains. The following table represents each Portfolio's portfolio turnover rate for the fiscal years ended December 31, 2003 and 2002. The portfolio turnover rate of the Limited Duration Portfolio increased significantly in 2003 compared to 2002 for two reasons: first, turnover in 2002 was unusually low due to low volatility in the fixed-income markets in which the Portfolio trades; second, 2003 was a period of unusually high volatility in those markets, during which the portfolio manager took advantage of unique trading opportunities to add value to the Portfolio. Portfolio turnover of the International Portfolio was significantly higher in 2002 than in 2003 because of asset reallocations within European countries during 2002. With respect to the Emerging Markets Portfolio, turnover increased from 2002 to 2003 because of more frequent discretionary asset allocations by the Investment Adviser and increased tactical trading by the Portfolio Manager. With respect to the Worldwide and Worldwide Core Portfolios, turnover declined in 2003 compared to 2002 because of a strategic decision to hold positions longer, particularly in European government bonds.





-------------------------------------------------------------------------
                                    YEAR ENDED          YEAR ENDED
PORTFOLIO NAME                      DECEMBER 31, 2003   DECEMBER 31, 2002
-------------------------------------------------------------------------
 U.S. Short-Term                    190%                        282%
-------------------------------------------------------------------------
 Limited Duration                   352%                        110%
-------------------------------------------------------------------------
 Mortgage-Backed                    582%                        601%
-------------------------------------------------------------------------
 Worldwide                          392%                        585%
-------------------------------------------------------------------------
 Worldwide Core                     441%                        565%
-------------------------------------------------------------------------
 International                      223%                        334%
-------------------------------------------------------------------------
 Emerging Markets                   303%                        207%
-------------------------------------------------------------------------
 U.S. Inflation-Indexed             154%                        140%
-------------------------------------------------------------------------
 Global Inflation-Indexed Hedged*   137%                       N/A
-------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003.

                         ANTICIPATED PORTFOLIO TURNOVER



The following table represents each Portfolio's anticipated portfolio turnover ranges for those portfolios that have not yet commenced operations as of December 31, 2003.



--------------------------------------------------------------------------------
PORTFOLIO NAME                                  ANTICIPATED PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
  Mortgage LIBOR Portfolio                      Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  Asset-Backed Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  High Yield Portfolio                          Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  Enhanced Equity Portfolio                     Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  U.S. Treasury Portfolio                       Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  U.S. Corporate Portfolio                      Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  Broad Market Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  International Corporate Portfolio             Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  Global High-Yield Portfolio                   Between 500% and 1,000% per year
--------------------------------------------------------------------------------
  Global Inflation-Indexed Hedged Portfolio     Between 500% and 1,000% per year
--------------------------------------------------------------------------------

                           MORTGAGE LIBOR PORTFOLIO


The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.



                           U.S. SHORT-TERM PORTFOLIO


Shares of the U.S. Short-Term Portfolio are not guaranteed by the U.S. government. The U.S. Short-Term Portfolio is not a money market fund, and may engage in investments not permitted by money market funds under applicable regulations.



                            U.S. TREASURY PORTFOLIO


In most jurisdictions, investors in this Portfolio will earn income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios. Shares of the U.S. Treasury Portfolio are not guaranteed by the U.S. government.

                      SUPPLEMENTAL INVESTMENT INFORMATION

                    SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Investment Information." Additional information concerning the characteristics of certain of the Portfolios' investments is set forth below


U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

U.S. Treasury and U.S. government agency securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance. While U.S. government agency securities are issued under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities


FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

Obligations issued by foreign governmental entities have various kinds of government support. They include obligations issued or guaranteed by foreign governmental entities with taxing powers, and those issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following:

a.  International Bank for Reconstruction and Development;

b.  European Steel and Coal Community;

c.  Asian Development Bank;

d.  European Bank for Reconstruction and Development; and

e.  Inter-American Development Bank.

The governmental members, or "shareholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.


BANK OBLIGATIONS

Each Porfolio limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. Each applicable Portfolio limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD"). The member countries of the OECD are: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and the United States.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions occur when a Portfolio sells mortgage-backed securities to a bank or dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a predetermined forward price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The forward (purchase) price may be higher or lower than the sale price, depending on the projected interim cash flows and the financing rate for the securities during the period. Dollar rolls may be renewed over a period of several months with a new sale and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which the Portfolio agrees to buy a security on a future date. To prevent the Portfolio from using dollar roll transactions as a means of adding leverage beyond allowable limits, cash, U.S. government securities or other appropriate securities will be segregated in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received plus the interest the Portfolio receives by reinvesting the cash. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing


MORTGAGE-BACKED SECURITIES

Mortgage-backed securities (MBS) can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities and the classes are often referred to as "tranches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the underlying assets may cause the MBS to be retired substantially earlier than its stated maturity or final distribution date. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal and interest on the underlying assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the underlying assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. In this type of structure, no payment of principal will be made on any MBS class until all other classes having an earlier stated maturity have been paid in full.


OTHER ASSET-BACKED SECURITIES


Asset-backed securities (ABS) represent participations in, or are secured by and payable from, assets such as installment loan contracts (e.g. motor vehicles), leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, retail mortgage loans, and other categories of receivables. Such assets are typically securitized through the use of bankruptcy remote trusts and special purpose corporations. Consequently, these securities are collateralized by such assets pledged to the trust from which securities are issued. Asset-backed securities may be subject to principal prepayments on the underlying assets, at varying speeds, which may cause the final maturity of the ABS to deviate significantly from its stated maturity or final distribution date. Asset-backed securities may also be subject to liquidity constraints; there is no assurance that a ready market exists at all times. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a third party financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.



ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes whose unmatured interest coupons and scheduled principal repayments have been separated by their holder. A holder, typically a custodian bank or investment brokerage firm, separates the interest coupons ("coupon") from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have "stripped" the interest coupons and resold them in custodial receipt programs under names such as "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the beneficial owners. Counsel to the underwriters of these securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.


LOAN PARTICIPATIONS AND ASSIGNMENTS

A loan participation and/or assignment is an interest in a fixed or floating rate loan arranged through private negotiations between an entity whose securities a Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations. When a Portfolio purchases an assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.


VARIABLE AMOUNT MASTER DEMAND NOTES

Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are generally non-transferable, and are not ordinarily rated by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").


CURRENCY-INDEXED NOTES

A currency-indexed note makes interest and principal payments in the currency in which it is denominated. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.


PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on standard PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse PERLs differ from standard PERLs in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.


PERFORMANCE INDEXED PAPER

Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper whose yield is linked to certain foreign exchange rate movements. The investor's yield on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's Investment Adviser or Sub-Adviser bases its decision to invest in any foreign currency exchange-related securities on the same general criteria applicable to any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure.


SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN ONE
CURRENCY

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although they are issued by a governmental entity, corporation or financial institution of another nation.


FOREIGN CURRENCY WARRANTS

Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally in U.S. dollars for warrants issued in the United States). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. They have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from political or economic factors.


INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury's "inflation-protection" issues. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.

In addition to the U.S. Treasury's issues, inflation-indexed securities have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in their respective currencies. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.


MUNICIPAL INSTRUMENTS

Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligation interest rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.


DERIVATIVE SECURITIES

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:


a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies.


b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.


c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.


d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.


e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.


A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.


All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.


Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.



               SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES


BORROWING

Each Portfolio may borrow money temporarily from banks when:


a. it is advantageous to do so in order to meet redemption requests,


b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,


c. the custodian of the Fund fails to complete delivery of securities sold, or



d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.


In addition, each Portfolio may, in effect, borrow money by lending securities through reverse repurchase agreements and/or dollar roll transactions. Securities may be borrowed by engaging in repurchase agreements


SECURITIES LENDING

With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities directly (i.e., not through reverse repurchase or dollar roll transactions). The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. government securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee, thereby potentially increasing its total return. At the present time, no Portfolio of the Fund participates in a securities lending program.

                       SUPPLEMENTAL DISCUSSION OF RISKS

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "Investment Information." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below

FOREIGN INVESTMENTS

Foreign financial markets, while growing in trading volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of Portfolio assets remains uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result either in Portfolio losses due to subsequent declines in Portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates or the ability to repatriate funds.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is univested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of a Portfolio's securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in values of a Portfolio's securities, decrease in the level of liquidity in a Portfolio, or, if a Portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Portfolio bears the risk that the securities will not be delivered and that the Portfolio's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments; present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets; and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Portfolio.

FOREIGN BANK OBLIGATIONS

Foreign bank obligations involve somewhat different investment risks than those affecting United States bank obligations. Included in these risks are possibilities that:

a. investment liquidity may be impaired due to future political and economic developments;

b. their obligations may be less marketable than comparable obligations of United States banks;

c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;

d. foreign deposits may be seized or nationalized;

e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;

f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or

g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in diversified securities activities.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions involve potential risks of loss that differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not necessarily identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than the security that was sold. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs

MORTGAGE AND ASSET-BACKED SECURITIES


Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("securitized assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the loans supporting non-mortgage asset-backed securities are of shorter maturity than mortgage loans and are less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying securitized assets may default in their payments, creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of a security interest in the underlying assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give them the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS

Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the participation. It may be necessary under the terms of a participation for a Portfolio to assert, through the Lender, such rights as may exist against the Borrower should the Borrower fail to pay principal and interest when due or otherwise default on the Loan. As a result, a Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the Borrower. In the event of bankruptcy or insolvency of a Lender selling a participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. In the event of the bankruptcy or insolvency of the Borrower, the Loan underlying a participation might be subject to certain defenses that can be asserted by the Borrower as a result of improper conduct by the Lender.

In the event market prices are not readily available, assignments and participations will be valued at their fair value, as determined in accordance with procedures adopted by the Fund's Board of Directors.

INFLATION-INDEXED SECURITIES

The U.S. Treasury only began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

Some countries may not guarantee the principal value of the inflation protected bonds that they issue, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

HIGH YIELD/HIGH RISK DEBT SECURITIES

The High Yield, Emerging Markets and Global High Yield Portfolios will invest their assets in debt securities that are rated below investment-grade (i.e., below Baa by Moody's or BBB by S&P) and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Rating Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. During periods of economic uncertainty, the volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be so thin that there is no established retail secondary market. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the market value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and their prices may be affected by legal and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.



                        SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of a Portfolio's foreign currency denominated securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, the Worldwide Core and Global Inflation-Indexed Hedged Portfolios intend to hedge their currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Information" in the Prospectus and "Supplemental Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND ASSOCIATED RISKS

Each Portfolio may, and generally certain Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a defined foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income are denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:

a. foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;

b. trading forward contracts involves a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;

c. trading losses that are not offset by corresponding gains in assets being hedged reduce the value of assets held by a Portfolio;

d. precise matching of the forward contract amounts and the value of the hedged Portfolio securities involved will not generally be possible. The future value of such foreign currency denominated Portfolio securities will change as a consequence of market movements. This change is unrelated to fluctuations in exchange rates. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase) if the market value of the security is less than the amount of the foreign currency it must deliver pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:

a. the foreign currency involved;

b. the length of the contract period; and

c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.

Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated, leaving a portion of the Portfolio unhedged against adverse exchange rate movements. Moreover, if the forward contract is entered into in an OTC transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly the ability to trade the contract or otherwise to close out the position, and could create potentially significant discrepancies between the cash and market value of the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency denominated securities may reduce their rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER STRATEGIES OF CERTAIN PORTFOLIOS

Certain Portfolios may attempt to enhance returns by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of assets denominated in that currency or when they do not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance a Portfolio's return. In addition, if a Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES

Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:

a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or

b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation, to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's potential gain from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring it to forego all or some of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or some of the gains that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES

Each Portfolio may also enter into options on securities. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolio purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the potential gain to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the gain of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same reasons, as it would purchase options on securities. Options on securities indices are similar to options on securities except that options on securities indices reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

CONSIDERATIONS CONCERNING OPTIONS

The writer of an option receives a premium that it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified period of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. Therefore, the writer of a call option loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified period of time. Upon exercise of the put option, the writer of the put option is obligated to purchase the securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the OTC market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions, with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

EXCHANGE TRADED AND OTC OPTIONS

U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires or is exercised, or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated holdings or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the value of the underlying currency or security below the exercise price. This right limits the Portfolio's losses from declines in the currency's or security's value below the exercise price to the premium paid for the option and related transaction costs. If the market price of the currency or security should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:

a. the current market price of the underlying currency or security;

b. the time remaining until expiration;

c. the relationship of the exercise price to the market price;

d. the historical price volatility of the underlying asset; and

e. security and general market conditions.

For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the volatility and direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid and related transaction costs. If an option purchased by a Portfolio is in the money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options markets may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

FUTURES CONTRACTS

Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:

a. fixed-income securities or foreign currencies;

b. contracts based on financial indices, including any index of U.S. government securities;


c. foreign government securities; and


d. corporate debt securities.


U.S. futures contracts are offered on exchanges which have been designated as "contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Pursuant to a claim for exemption filed with the CFTC on behalf of the Fund, the Fund is not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act (CEA) and is not subject to registration or regulation as such under the CEA. The Investment Adviser is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Fund. A Portfolio will enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, and GNMA pass-through mortgage-backed securities. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio purchases or sells futures contracts in an attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the expiration date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges will range from approximately 3% to approximately 15% of the value of the securities or currencies underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio is required to provide (or is entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:

a. investors' obligations to meet additional variation margin requirements;

b. decisions to make or take delivery, rather than entering into offsetting transactions; and

c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.

The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance will be poorer than if it had not entered into any such contracts or purchased or written options. For example, if a Portfolio hedges against an interest rate increase (which would adversely affect the price of debt securities held), and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts is subject to the development and maintenance of liquid markets. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary, either up or down, from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

There are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until the market for such options has developed sufficiently and, in the opinion of the Investment Adviser or Sub-adviser, the risks connected with such options are not greater than the risks connected with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, the purchase of a call or put option on a foreign currency futures contract could result in a loss if there is no movement in the price of the underlying currency or futures contract; this is not true of futures contracts.


                            INVESTMENT RESTRICTIONS


FUNDAMENTAL RESTRICTIONS

Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares).

FOR ALL PORTFOLIOS EXCEPT EMERGING MARKETS, INTERNATIONAL, AND LIMITED DURATION PORTFOLIOS

The Fund has adopted the following fundamental investment restrictions relating to the investment of each Portfolio's assets and its activities (except for the Emerging Markets, International, and Limited Duration Portfolios). Each Portfolio may not:

a. borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered borrowings;

b.   issue senior securities, except to the extent permitted under the 1940 Act;

c.   underwrite securities of other issuers;

d. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);

e.   purchase or sell physical commodities or related commodity contracts;

FOR ALL PORTFOLIOS EXCEPT EMERGING MARKETS, INTERNATIONAL, LIMITED DURATION AND GLOBAL INFLATION-INDEXED HEDGED PORTFOLIOS

f. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry);

FOR THE GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

f(1).Under normal circumstances, the Portfolio will invest more than 25% of its total assets in securities issued by the one or more of the following foreign governments: United Kingdom, France, Australia, Canada, New Zealand and Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. Government Securities, the Global Portfolio will not invest more than 25% of its total assets in any industry or foreign government. If the Portfolio invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the Barclay's Global Inflation-Linked Bond Index Hedged, the Portfolio's benchmark index, or any replacement benchmark index that is selected and approved by the Fund's Board of Directors. In the event that the Board of Directors seeks to replace the Portfolio's benchmark index, the Portfolio's shareholders will be given sixty (60) days' prior notice of the change;

g. make loans to other persons, except by:

   i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and

   ii. engaging in repurchase agreements.

EMERGING MARKETS, INTERNATIONAL AND LIMITED DURATION PORTFOLIOS

These Portfolios have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. Each Portfolio may not:

a. borrow money, except by engaging in reverse repurchase agreements or dollar roll transactions (reverse repurchase agreements and dollar roll transactions that are covered not considered borrowing, pursuant to SEC regulations and SEC staff position, or from a bank as a temporary measure for settlement of securities and shareholder transactions; provided that the Portfolio will not borrow more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b. issue senior securities (other than as specified in clause a);

c. underwrite securities of other issuers;

d. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

e. sell securities short (does not include options, futures, options on futures or forward currency contracts);

f. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);

g. purchase or sell physical commodities or related commodity contracts;

h. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry);

i. make loans to other persons, except by:

   i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and

   ii. engaging in repurchase agreements.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS

These Portfolios have adopted the following additional fundamental policies. Each Portfolio may not:

a. invest in companies for the purpose of exercising control or management;

b. purchase or retain securities of any issuer if the officers, directors or trustees of the Fund, or its advisors or managers, own beneficially more than one half of one percent of the securities of the issuer, or together own beneficially more than five percent of the securities of that issuer; or

c. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

U.S. SHORT-TERM PORTFOLIO

This Portfolio has adopted the following additional fundamental policy. The Portfolio may not invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets.

INDUSTRY CONCENTRATION

With respect to each Portfolio's fundamental policy regarding industry concentration, the Fund has adopted the following operating policies for each Portfolio (with the exception of the Global Inflation-Indexed Hedged Portfolio) based on each Portfolio's investment objectives, policies and operating history:

All Portfolios except the Emerging Markets and U.S. Inflation-Indexed
Portfolios:

   Under normal circumstances, each Portfolio will invest more than 25% of its total assets in the securities of issuers in the Banking and Finance industry. For the purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset--backed securities and mortgage-backed securities.

For the Emerging Markets and U.S. Inflation-Indexed Portfolios:

   Under normal circumstances, each Portfolio will not invest more than 25% of its assets in securities in any industry (other than U.S. Government Securities).

NON-FUNDAMENTAL RESTRICTIONS

Non-fundamental restrictions may be amended at any time by the Fund's Board of Directors without the approval of shareholders.

Shareholders will be provided with at least 60 days' prior written notice of any changes with respect to each Portfolio's non-fundamental policy immediately listed below pursuant to Rule 35d-1, which requires a Portfolio with a name suggesting a focus on a particular type of investment, index or industry to invest at least 80% of its net assets (including borrowings for investment purposes) in securities suggested by the Portfolio's name.

U.S. SHORT-TERM PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated debt securities having an effective maturity of no greater than 3 years.

MORTGAGE-BACKED PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage-backed and asset-backed securities of U.S. and foreign issuers.

EMERGING MARKETS PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in debt securities from bond markets in emerging countries denominated in local currencies or in currencies of the Organisation for Economic Cooperation and Development countries (which include U.S. Dollars and Euros).

U.S. INFLATION-INDEXED PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities. The Portfolio will attempt to actively utilize currency hedging techniques. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies.

MORTGAGE-LIBOR PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London InterBank Offered Rate.

ASSET-BACKED PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in asset-backed securities of the U.S. and foreign issuers.

ENHANCED EQUITY MARKETS PORTFOLIO

Under normal circumstances, the Portfolio will maintain 100% exposure to the S&P 500 IndexTM (including borrowings for investment purposes). Up to 5% of the Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's net assets will be invested in short term instruments.

GLOBAL HIGH YIELD PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S.

HIGH YIELD PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers.

U.S. TREASURY PORTFOLIO

Under normal circumstances, at least 95% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations.

U.S. CORPORATE PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated corporate debt obligations of U.S issuers.

INTERNATIONAL CORPORATE PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in corporate debt securities from jurisdictions outside the U.S. The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in U.S. Corporate debt securities.

Additional non-fundamental investment restrictions with respect to the U.S. Short-Term, Worldwide and Worldwide Core Portfolios are listed below:

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS
Each Portfolio may not enter into repurchase agreements if, as a result thereof, more than 25% of total assets would be subject to repurchase agreements.

TIME OF PURCHASE TEST

The above standards, restrictions and percentage limitations shall be determined immediately after, and as a result of, the Portfolio's acquisition of a security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions

ILLIQUID SECURITIES

The SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of OTC options will be suspended if:

a. the total market value of a Portfolio's outstanding OTC options exceeds 15% of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;

b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceeds 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; or

c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

Although this policy is not fundamental and may be amended at any time without shareholder approval, the Fund will not change or modify this policy prior to a change or modification by the SEC of its position.

                            PORTFOLIO TRANSACTIONS

The Portfolios' debt securities are primarily traded in the OTC market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts that normally involve brokerage commissions.

For the last three fiscal years, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio was as follows:



----------------------------------------------------------------------------------------------------
                                           YEAR ENDED            YEAR ENDED           YEAR ENDED
PORTFOLIO NAME                         DECEMBER 31, 2003     DECEMBER 31, 2002     DECEMBER 31, 2001
-----------------------------------   -------------------   -------------------   ------------------
 U.S. Short-Term                            $     0               $ 5,521               $47,063
----------------------------------------------------------------------------------------------------
 Limited Duration                             3,594                   848                13,550
----------------------------------------------------------------------------------------------------
 Mortgage-Backed                              6,887                16,886                29,862
----------------------------------------------------------------------------------------------------
 Worldwide                                   16,972                20,734                40,718
----------------------------------------------------------------------------------------------------
 Worldwide Core                              11,050                25,569                56,952
----------------------------------------------------------------------------------------------------
 International                                7,385                 3,429                 1,512
----------------------------------------------------------------------------------------------------
 Emerging Markets                                 0                     0                     0
----------------------------------------------------------------------------------------------------
 U.S. Inflation-Indexed                           0                     0                     0
----------------------------------------------------------------------------------------------------
 Global Inflation-Indexed Hedged*                 0                 N/A                   N/A
----------------------------------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003.


The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, this spread, in the absence of the intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect on the Portfolio's total return of the additional custodial charges and the spread.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment that is appropriate for one Portfolio, is also appropriate for another Portfolio, client or fund. If this occurs, the transaction, as well as related expenses, will be allocated in a manner deemed equitable by the Investment Adviser.

Certain Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of a Portfolio investing exclusively in domestic securities.

                             SECURITIES VALUATION

Securities for which market quotations are readily available are valued at prices that, in the opinion of the Investment Adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price, or if no sales are reported (as in the case of some securities traded OTC), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are value at their fair value following procedures approved by the Board of Directors.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and relationships between securities which are generally recognized by institutional traders.

If any securities held by the Portfolios are illiquid, the Investment Adviser determines their fair value following procedures approved by the Directors. The fair value of such securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition).

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Fund. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information on large numbers of securities, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Fund. Occasionally, events affecting the value of securities may occur between such times and the close of the Fund, which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Directors. In addition, securities held by some of the Portfolios may be traded in foreign markets that are open for business on days that a Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of such Portfolio.



                        SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action. Investors are advised to consult their own tax advisor for more complete information on specific tax consequences

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"). To qualify as a RIC, a Portfolio must, among other things:


a. derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");

b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:


   i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and


   ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs); and


c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).


If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to Federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :


a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;


b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and


c. any undistributed amounts from previous years.


Each Portfolio intends to distribute all of its net income and gains; shareholders may automatically reinvest in additional shares unless they elect to receive cash distributions. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.


DISTRIBUTIONS


Distributions by a Portfolio of net investment income and net short-term capital gains are taxable to Portfolio shareholders as ordinary income regardless of whether the distribution is received in cash or additional Portfolio shares. Distributions of net long-term capital gains that are designated by the Portfolio as capital gain dividends are taxable to the shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders and regardless of whether the distribution is received in cash or in additional Portfolio shares. It is not anticipated that any portion of the distributions made by the Portfolios will not qualify for the corporate dividends received deduction and/or reduced rates on qualified dividends. Certain distributions paid by a Portfolio in January will be treated as paid on the prior December 31st if the declaration date and record date of the distribution was during the last quarter of the calendar year.



SALE OF SHARES

Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss (assuming the shareholder holds the shares as a capital asset). This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder holds Portfolio shares for six months or less and during that period receives a distribution payable of long-term capital gains, any loss realized on the sale of such shares during such six month period would be a long-term loss to the extent of such distribution.

ZERO COUPON SECURITIES AND INFLATION-INDEXED SECURITIES

A Portfolio's investment in zero coupon securities will result in Portfolio income equal to a portion of the excess of the stated redemption price of the securities over their adjusted issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax. In addition, any increase in the principal amount of an inflation-indexed bond will generally be considered taxable ordinary income at the time of such increase, even though the principal amount is not paid until maturity.

HEDGING TRANSACTIONS

Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders

STRADDLES

The hedging transactions undertaken by a Portfolio may result in "straddles" for Federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been adopted; thus, the Portfolio tax consequences of engaging in straddles transactions are unclear.

A Portfolio may make one or more of the elections available under the Tax Code that apply to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions

FOREIGN CURRENCY-RELATED TRANSACTIONS

Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:

a. certain option dispositions

b. futures and forward contracts

c. debt security dispositions denominated in a foreign currency

d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Tax Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

BACKUP WITHHOLDING


A Portfolio may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions, including those deemed to be distributed as a result of the automatic reinvestment by the shareholder of its distributions in additional shares of the Portfolio. The withholding rate applies to shareholders who:


a. fail to provide the Portfolio with their correct taxpayer identification number;

b. fail to make required certifications,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.


FOREIGN SHAREHOLDERS


A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.


If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will be subject to a U.S. tax of 28% (or lower treaty rate).


If a foreign shareholder's Portfolio income is effectively connected with an U.S. trade or business, then:

a. distributions of investment company taxable income,

b. capital gain dividends, and


c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 28% rate.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences of investing in a Portfolio.

SHORT SALES

Subject to the rules concerning constructive sales (see below), each of certain Portfolios will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Tax Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES

Under normal circumstances, a Portfolio may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Portfolio would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale depends on the Portfolio's holding period in the property. Loss from a constructive sale is recognized when the property is subsequently disposed of, and its character would depend on the Portfolio's holding period and the application of various loss deferral provisions of the Tax Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

FOREIGN INCOME

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.


Certain Portfolios may invest in shares of foreign corporations that may be classified under the Tax Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.


A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Portfolio would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Portfolio's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains from shares in the same PFIC included in income in prior years.


If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the international portfolios of the Fund, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. Federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Tax Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. Federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.


OTHER TAXES

A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                            SHAREHOLDER INFORMATION

     Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares, as recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchases and redemptions are sent to each shareholder. Monthly account statements are sent detailing all transactions, including shares purchased as a result of a reinvestment of Portfolio distributions.


     The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.) Neither the Fund, Quasar or the Transfer Agent will be responsible for the validity of written or telephonic requests.


     Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making payment in whole or in part in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value ("redemption-in-kind"). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.




                         CUSTODIAN AND ACCOUNTING AGENT


     Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Custodian and Accounting Agent for the Fund.



                    TRANSFER AND DIVIDEND DISBURSING AGENT


     Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.



                                 LEGAL COUNSEL


   Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.



                             INDEPENDENT AUDITORS


     KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors for the Fund.



                             FINANCIAL STATEMENTS


     The audited financial statements for the year ended December 31, 2003 are incorporated herein by reference to the Annual Report to shareholders covering this period.

                                  APPENDIX A
                          QUALITY RATING DESCRIPTIONS


                          STANDARD & POOR CORPORATION

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. S&P's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



                        MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.

Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, with poor prospects of attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end or its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

P-3. Issuers have an acceptable ability for repayment of senior short-term obligations.



                           FITCH IBCA, DUFF & PHELPS

International Long-Term Credit Ratings:

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50% -- 90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                  APPENDIX B


                         FISCHER FRANCIS TREES & WATTS


          COMPANY POLICY FOR PROXY VOTING AND OTHER CORPORATE ACTIONS

FFTW manages only fixed income portfolios which are in the main invested in sovereign or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity stocks.


On occasion however we do receive corporate governance notices which commonly will fall into one of the following categories:


1) Exchange offers -- Generally, these offers request instructions as to whether the holder would be willing to exchange one set of notes for another. The most frequent example of this type of offer is where securities become registered having previously been unregistered.


2) Tender offers -- These offers are generally where the issuer makes a tender to back some types of notes.


3) Consents -- This will occur when an issuer wishes to make changes to the underlying covenants or assigning of rights within the structure of the security itself and needs to obtain a majority of the noteholders' authority and consent in order to implement the changes.


FFTW's policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place. Notwithstanding this policy, where FFTW acts as a proxy on behalf of its clients in responding to such notices, the firm's policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors including, without limitation, acting in a manner that FFTW believes will (1) maximize the economic benefits to the client (taking into consideration potential risk, reward and the client's investment objectives) and (2) promote sound corporate governance by the issuer. In the unlikely event that FFTW believes that there is a potential conflict of interest between the interest of the client and FFTW in connection with a proxy vote that it is exercising on behalf of a client, FFTW's Chief Investment Officer, Chief Operating Officer or its Chief Legal and Risk Officer, or their respective delegees, will review the matter to ensure that the client's interests are placed ahead of any interest that FFTW may have in connection with the vote.

PART C   OTHER INFORMATION


ITEM 23.       Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

                   (a)(1)    Articles of Incorporation, dated February 23, 1989, filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A.

                   (a)(2)    Articles of Amendment, dated July 1, 1991, filed as Exhibit 1(a) to
                             Post-Effective Amendment No. 4 to Registrant's Registration Statement
                             on Form N-1A.

                   (a)(3)    Articles of Amendment, dated July 26, 1991, filed as Exhibit 1(a) to
                             Post-Effective Amendment No. 5 to Registrant's Registration Statement
                             on Form N-1A.

                   (a)(4)    Articles Supplementary, dated February 16, 1993, filed as Exhibit 1(c)
                             to Post-Effective Amendment No. 10 to Registrant's Registration
                             Statement on Form N-1A.

                   (a)(5)    Articles of Amendment, dated August 17, 1995, filed as Exhibit 1(d) to
                             Post-Effective Amendment No. 20 to Registrant's Registration Statement
                             on Form N-1A.

                   (a)(6)    Articles of Amendment, dated December 11, 1996, filed as Exhibit 1(e)
                             to Post-Effective Amendment No. 20 to Registrant's Registration
                             Statement on Form N-1A.

                   (a)(7)    Articles of Amendment, dated July 8, 1998 filed as Exhibit 1(f) to
                             Post-Effective Amendment No. 23 to Registrant's Registration Statement
                             on Form N-1A.

                   (a)(8)    Articles of Amendment, dated December 10, 1998, filed as Exhibit
                             (a)(8) to Post-Effective Amendment No. 24 to Registrant's Registration
                             Statement on Form N-1A.

                   (a)(9)    Articles of Amendment, dated December 23, 2002, filed as Exhibit
                             (a)(9) to the Post Effective Amendment No. 30 to the Registrant's
                             Registration Statement on Form N-1A.

                   (b)(1)    By-laws, filed as Exhibit 2 to Registrant's Registration Statement on
                             Form N-1A.

                   (b)(2)    Amended By-laws, filed as Exhibit 2 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                   (b)(3)    Amendment to By-laws, filed as Exhibit 2(a) to Post-Effective
                             Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                   (b)(4)    Amendment to By-laws, dated November 25, 2002, filed as Exhibit (b)(4)
                             to the Post Effective Amendment No. 30 to the Registrant's
                             Registration Statement on Form N-1A.

                   (c)       Not Applicable.

                   (d)(1)    Management Agreement between the Registrant and Fischer Francis Trees
                             & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to
                             Pre-Effective Amendment No. 3 to Registrant's Registration Statement
                             on Form N-1A.

                   (d)(2)    Amendment to Management Agreement between the Registrant and Fischer
                             Francis Trees & Watts, Inc., dated September 25, 1990, filed as
                             Exhibit 5 to Post-Effective Amendment No. 2 to Registrant's
                             Registration Statement on Form N-1A.

                   (d)(3)    Amended and Restated Management Agreement between the Registrant and
                             Fischer Francis Trees & Watts, Inc., dated August 31, 1991, filed as
                             Exhibit 5 to Post-Effective Amendment No. 5 to Registrant's
                             Registration Statement on Form N-1A.

                   (d)(4)    Sub-Advisory Agreement between Fischer Francis Trees & Watts, Inc. and
                             Fischer Francis Trees and Watts, dated August 31, 1991, filed as
                             Exhibit 5(a) to Post-Effective Amendment No. 5 to Registrant's
                             Registration Statement on Form N-1A.

                   (d)(5)    Advisory Agreement between the Registrant (for the Stable Return
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18,
                             1993, filed as Exhibit 5(d) to Post-Effective Amendment No. 10 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(6)    Advisory Agreement between the Registrant (for the U.S. Treasury
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18,
                             1993, filed as Exhibit 5(e) to Post-Effective Amendment No. 10 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(7)    Advisory Agreement between the Registrant (for the Broad Market Fixed
                             Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             February 18, 1993, filed as Exhibit 5(g) to Post-Effective Amendment
                             No. 10 to Registrant's Registration Statement on Form N-1A.

                   (d)(8)    Advisory Agreement between the Registrant (for the International Fixed
                             Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             February 18, 1993 filed, as Exhibit 5(i) to Post-Effective Amendment
                             No. 10 to Registrant's Registration Statement on Form N-1A.

                   (d)(9)    Advisory Agreement between the Registrant (for the International Fixed
                             Income-Hedged Portfolio) and Fischer Francis Trees & Watts, Inc.,
                             dated February 18,



                             1993, filed as Exhibit 5(j) to Post-Effective Amendment No. 10 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(10)   Sub-Advisory Agreement (for the International Fixed Income Portfolio)
                             between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees
                             & Watts, dated February 18, 1993, filed as Exhibit 5(l) to
                             Post-Effective Amendment No. 10 to Registrant's Registration Statement
                             on Form N-1A.

                   (d)(11)   Sub-Advisory Agreement (for the International Fixed Income-Hedged
                             Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
                             Francis Trees & Watts, dated February 18, 1993, filed as Exhibit 5(m)
                             to Post-Effective Amendment No. 10 to Registrant's Registration
                             Statement on Form N-1A.

                   (d)(12)   Advisory Agreement between the Registrant (for the Mortgage Total
                             Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             January 2, 1996, filed as Exhibit 5(n) to Post-Effective Amendment No.
                             19 to Registrant's Registration Statement on Form N-1A.

                   (d)(13)   Advisory Agreement between the Registrant (for the Emerging Markets
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30,
                             1996, filed as Exhibit 5(o) to Post-Effective Amendment No. 20 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(14)   Advisory Agreement between the Registrant (for the Inflation-Indexed
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30,
                             1996, filed as Exhibit 5(p) to Post-Effective Amendment No. 20 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(15)   Advisory Agreement between the Registrant (for the Inflation-Indexed
                             Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             October 30, 1996, filed as Exhibit 5(q) to Post-Effective Amendment
                             No. 20 to Registrant's Registration Statement on Form N-1A.

                   (d)(16)   Advisory Agreement between the Registrant (for the Money Market
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30,
                             1996, filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(17)   Sub-Advisory Agreement (for the Emerging Markets Portfolio) between
                             Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts,
                             dated October 30, 1996, filed as Exhibit 5(s) to Post-Effective
                             Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                   (d)(18)   Sub-Advisory Agreement (for the Inflation-Indexed Portfolio) between
                             Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts,
                             dated October 30, 1996, filed as Exhibit 5(t) to Post-Effective
                             Amendment No. 20 to Registrant's Registration Statement on Form N-1A.



                   (d)(19)   Sub-Advisory Agreement (for the Inflation Indexed-Hedged Portfolio)
                             between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees
                             & Watts, dated October 30, 1996, filed as Exhibit 5(u) to
                             Post-Effective Amendment No. 20 to Registrant's Registration Statement
                             on Form N-1A.

                   (d)(20)   Amendment to Management Agreement (for the Broad Market Portfolio)
                             between the Registrant and Fischer Francis Trees & Watts, Inc., dated
                             October 30, 1996, filed as Exhibit 5(v) to Post-Effective Amendment
                             No. 20 to Registrant's Registration Statement on Form N-1A.

                   (d)(21)   Amendment to Management Agreement (for the U.S. Treasury Portfolio)
                             between the Registrant and Fischer Francis Trees & Watts, Inc., dated
                             October 30, 1996, filed as Exhibit 5(w) to Post-Effective Amendment
                             No. 20 to Registrant's Registration Statement on Form N-1A.

                   (d)(22)   Advisory Agreement between the Registrant (for the Global High Yield
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5aa) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(23)   Advisory Agreement between the Registrant (for the International
                             Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             July 7, 1998, filed as Exhibit 5bb) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(24)   Advisory Agreement between the Registrant (for the International
                             Opportunities Portfolio) and Fischer Francis Trees & Watts, Inc.,
                             dated July 7, 1998, filed as Exhibit 5cc) to Post-Effective Amendment
                             No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(25)   Advisory Agreement between the Registrant (for the Global Tactical
                             Exposure Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             July 7, 1998, filed as Exhibit 5dd) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(26)   Advisory Agreement between the Registrant (for the U.S. Corporate
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5ee) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(27)   Advisory Agreement between the Registrant (for the Equity Alpha
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5ff) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(28)   Advisory Agreement between the Registrant (for the High Yield
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5gg) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(29)   Advisory Agreement between the Registrant (for the Asset-Backed
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5hh) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(30)   Advisory Agreement between the Registrant (for the Limited Duration
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5ii) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(31)   Advisory Agreement between the Registrant (for the Mortgage LIBOR
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
                             1998, filed as Exhibit 5jj) to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(32)   Sub-Advisory Agreement (for the Global High Yield Portfolio) between
                             Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts,
                             dated July 7, 1998, filed as Exhibit 5kk) to Post-Effective Amendment
                             No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(33)   Sub-Advisory Agreement (for the International Corporate Portfolio)
                             between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees
                             & Watts, dated July 7, 1998, filed as Exhibit 5ll) to Post-Effective
                             Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(34)   Sub-Advisory Agreement (for the International Opportunities Portfolio)
                             between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees
                             & Watts, dated July 7, 1998, filed as Exhibit 5mm) to Post-Effective
                             Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(35)   Sub-Advisory Agreement (for the Global Tactical Exposure Portfolio)
                             between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees
                             & Watts, dated July 7, 1998, filed as Exhibit 5nn) to Post-Effective
                             Amendment No. 23 to Registrant's Registration Statement on Form N-1A.

                   (d)(36)   Advisory Agreement between the Registrant (for the Worldwide-Hedged
                             Portfolio, now known as Worldwide Core Portfolio) and Fischer Francis
                             Trees & Watts, Inc., dated March 1, 2000, filed as Exhibit d(36), to
                             Post-Effective Amendment No. 28 to Registrant's Registration Statement
                             on Form N-1A.

                   (d)(37)   Sub-Advisory Agreement (for the Worldwide-Hedged Portfolio) between
                             Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts,
                             dated March 1,

                             2000, filed as Exhibit d(37), to Post-Effective Amendment No. 28 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(38)   Form of Advisory Agreement between the Registrant (for the Worldwide
                             Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 27,
                             2001, filed as Exhibit d(38), to Post-Effective Amendment No. 28 to
                             Registrant's Registration Statement on Form N-1A.

                   (d)(39)   Form of Advisory Agreement between the Registrant (for the U.S. Short
                             Term Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                             February 27, 2001, to Post-Effective Amendment No. 28 to Registrant's
                             Registration Statement on Form N-1A.

                   (e)(1)    Distribution Agreement between the Registrant and AMT Capital
                             Services, Inc., dated September 21, 1992, filed as Exhibit 6 to
                             Post-Effective Amendment No. 8 to Registrant's Registration Statement
                             on Form N-1A.

                   (e)(2)    Distribution Agreement between the Registrant and AMT Capital
                             Services, Inc., dated February 1, 1995 filed as Exhibit 6a to
                             Post-Effective Amendment No. 16 to Registrant's Registration Statement
                             on Form N-1A.

                   (e)(3)    Distribution Agreement between the Registrant and AMT Capital
                             Securities, L.L.C., dated May 29, 1998, filed as Exhibit (e)(3) to
                             Post-Effective Amendment No. 24 to Registrant's Registration Statement
                             on Form N-1A.

                   (e)(4)    Distribution Agreement between the Registrant and First Fund
                             Distributors, Inc., dated as of January 1, 2000, filed as Exhibit
                             e(4), to Post-Effective Amendment No. 28 to Registrant's Registration
                             Statement on Form N-1A.

                   (e)(5)    Distribution Agreement between the Registrant and Quasar Distributors,
                             LLC, dated as of October 1, 2001, filed as Exhibit e(5), to
                             Post-Effective Amendment No. 29 to Registrant's Registration Statement
                             on Form N-1A.

                   (f)       Not Applicable.

                   (g)(1)    Custodian Agreement between Registrant and State Street Bank & Trust
                             Company, dated November 21, 1989, filed as Exhibit 8 to Pre-Effective
                             Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                   (g)(2)    Custodian Agreement between Registrant and State Street Bank & Trust
                             Company, dated October 22, 1991, filed as Exhibit 8 to Post-Effective
                             Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                   (g)(3)    Custodian Agreement between Registrant and Investors Bank & Trust
                             Company, dated January 10, 1994, filed as Exhibit 8(d) to
                             Post-Effective Amendment No. 13 to Registrant's Registration Statement
                             on Form N-1A.

                   (g)(4)    Amendment Agreement dated May 29, 1998 to the Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January
                             10, 1994, and Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as
                             Exhibit (g)(4) to Post-Effective Amendment No. 24 to Registrant's
                             Registration Statement on Form N-1A.

                   (h)(1)    Transfer Agency and Service Agreement between Registrant and State
                             Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit
                             8(a) to Post-Effective Amendment No. 5 to Registrant's Registration
                             Statement on Form N-1A.

                   (h)(2)    Transfer Agency and Service Agreement between Registrant and Investors
                             Bank & Trust Company, dated November 27, 1992, filed as Exhibit 8(c)
                             to Post-Effective Amendment No. 9 to Registrant's Registration
                             Statement on Form N-1A.

                   (h)(3)    Administration Agreement between the Registrant and AMT Capital
                             Services, Inc., dated September 21, 1992, filed as Exhibit 9 to
                             Post-Effective Amendment No. 8 to Registrant's Registration Statement
                             on Form N-1A.

                   (h)(4)    Sales Incentive Fee Agreement between Fischer Francis Trees & Watts,
                             Inc. and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 9(a) to Post-Effective Amendment No. 8 to Registrant's
                             Registration Statement on Form N-1A.

                   (h)(5)    Administration Agreement between the Registrant and AMT Capital
                             Services, Inc., dated February 1, 1995, filed as Exhibit 9b to
                             Post-Effective Amendment No. 16 to Registrant's Registration Statement
                             on Form N-1A.

                   (h)(6)    Amendment Agreement dated May 29, 1998 to Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February
                             1, 1995, filed as Exhibit (h)(6) to Post-Effective Amendment No. 24 to
                             Registrant's Registration Statement on Form N-1A.

                   (h)(7)    Amendment Agreement dated February 27, 2001 to Delegation Agreement between the Registrant and Investors Bank & Trust Company, originally dated July 7, 1998, to Post-Effective Amendment No. 28 to Registrant's
                             Registration Statement on Form N-1A.

                   (h)(8)    Operations Monitoring Agreement dated August 15, 2003 between the
                             Registrant and EOS Fund Services LLC is filed herewith.

                   (i)(1)    Opinion and Consent of Counsel, dated June 28, 1989, filed as Exhibit
                             10 to Pre-Effective Amendment No. 1 to Registrant's Registration
                             Statement on Form N-1A.

                   (i)(2)    Opinion and Consent of Counsel, dated December 28, 1995, filed as
                             Exhibit 10a to Post-Effective Amendment No. 17 to Registrant's
                             Registration Statement on Form N-1A.

                   (i)(3)    Opinion and Consent of Counsel, dated April 24, 2000, filed as Exhibit
                             (i)(3) to Post Effective Amendment No. 27 to Registrant's Registration
                             Statement on Form N-1A.

                   (i)(4)    Opinion and Consent of Counsel, dated April 30, 2001, filed as Exhibit
                             (I)(4) to Post-Effective Amendment No. 28 to Registrant's Registration
                             Statement on Form N-1A.

                   (j)(1)    Consent of Independent Auditors is filed herewith.

                   (j)(2)    Powers of Attorney, dated February 25, 2003, filed as Exhibit (j)(2)
                             to Post-Effective Amendment No. 30 to the Registrants Registration
                             Statement on Form N1-A.

                   (k)       Not Applicable.

                   (l)       Purchase Agreement for Initial Capital between Registrant and Fischer
                             Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit
                             13 to Pre-Effective Amendment No. 3 to Registrant's Registration
                             Statement on Form N-1A.

                   (l)(1)    Purchase Agreement for Initial Capital between Registrant and William
                             E. Vastardis, dated July 8, 1998, filed as Exhibit 1 to Post-Effective
                             Amendment No. 25 to Registrant's Registration Statement on Form N-1A.

                   (m)       Not Applicable.

                   (n)       Not Applicable.

                   (o)       Not applicable.

                   (p)(1)    Code of Ethics for Registrant and Fischer Francis Trees & Watts, Inc.
                             (and affiliates), dated March 1, 2000, to Post-Effective Amendment No.
                             27 to Registrant's Registration Statement on Form N-1A.

                   (p)(2)    Amended Code of Ethics for Registrant and Fischer Francis Trees &
                             Watts, Inc. (and affiliates), dated February 27, 2001, filed as
                             Exhibit p(2), to Post-Effective Amendment No. 28 to Registrant's
                             Registration Statement on Form N-1A.

                   (p)(3)    Amended Code of Ethics for Registrant and Fischer Francis Trees &
                             Watts, Inc. (and affiliates), dated July 2002, filed as Exhibit (p)(3)
                             to the Post Effective Amendment No. 30 to the Registrant's
                             Registration Statement on Form N-1A.

                   (p)(4)    Amended Code of Ethics for Registrant and Fischer Francis Trees &
                             Watts, Inc. (and affiliates), dated April 2003, filed as Exhibit
                             (p)(4) to the Post Effective Amendment No. 31 to the Registrant's
                             Registration Statement on Form N-1A.

                   (p)(5)    Amended Code of Ethics for Registrant and Fischer Francis Trees &
                             Watts, Inc. (and affiliates), dated September 2003, is filed herewith.

ITEM 24
Persons Controlled by or under Common Control with the Registrant


As of April 1, 2004, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing 39.5% of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940 Act.


ITEM 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26
Business and Other Connections of Investment Adviser.

         Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), is a company organized under the laws of New York State and is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         All of the information required by this item is set forth in the Form ADV of the Fund's Investment

Adviser (SEC File No. 801-10577). The following sections of the Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part 2; and

(b)  Item 6, Business Background, of each Schedule D.



ITEM 27


Principal Underwriter.
---------------------
(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

Cullen Funds Trust
Country Mutual Funds Trust  Multiple Series Trust
The Hennessy Mutual Funds, Inc.
The Hennessy Funds, Inc.
Kit Cole Investment Trust
Everest Funds
Brandywine Advisors Fund
Light Revolution Fund, Inc.
The Jensen Portfolio
First American Insurance Portfolios, Inc.
The Lindner Funds
AHA Investment Funds
Wexford Trust, The Muhlenkamp Fund
Mutuals.com, The Generation Wave Funds, VICE Fund
First American Funds, Inc. Multiple Series Trust
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Zodiac Trust, Conning Money Market Portfolio Multiple Series Trust CCMA Select Investment Trust Multiple Series Trust
CCM ADVISORS FUNDS Multiple Series Trust
Glenmede Fund, Inc. & Glenmede Portfolios Multiple Series Trust
Fort Pitt Capital Funds
Jacob Internet Fund
The Teberg Fund Addition to AST, MST
Alpine Series Trust
Alpine Equity Trust
LKCM Funds
Monetta Fund, Inc.
Monetta Trust
Thompson Plumb Funds, Inc.
Alternative Investment Advisors, Alpha Strategies 1 Fund
Blue & White Fund (Blue and White Investment Management, LLC)
Al Frank Fund (part of AST MST)
Dow Jones Islamic Index

Optimum Q Funds (MDT Advisers, Inc.)
Matrix Asset Advisor Value Fund, Inc.
Brazos Mutual Funds
Prudent Bear Mutual Funds
Hollencrest (AST)
Permanent Portfolio
Guinness Atkinson Funds Formerly Investec Domestic Funds
Buffalo Funds
MP63 Fund
NorCap Funds
Alpine Income Trust [Municipal MM Fund, Tax Optimized Income Fund] Kirr Marbach Partners Funds, Inc.

ADVISOR SERIES TRUST (AST), Multiple Series Trust
         Individual Trusts:
         American Trust Allegiance Fund
         Avatar Advantage Equity Allocation Fund
         Capital Advisors Growth Fund
         Chase Growth Fund
         Edgar Lomax Value Fund
         The Jacobs Fund
         National Asset Management Core Equity Fund
         Segall Bryant & Hamill Mid Cap Fund
         The McCarthy Fund (formerly Trust for Investment Managers, MST, effective change 6/7/02)
         McIntyre Global Equity Fund, formerly The Dessauer Global Equity Fund,
         (formerly individual fund client, merged into AST, effective change
         10/25/02) (Name change to McIntyre Global Equity Fund, 10/1/03)
         PIC Investment Trust Funds

PROFESSIONALLY MANAGED PORTFOLIOS (PMP), Multiple Series Trust
         Individual Trusts :
         Hester Total Return Fund (11/18/02 name change, formerly Avondale Hester Total Return Fund)
         Lighthouse Opportunity Fund
         Portfolio 21
         The Osterweis Fund
         Women's Equity Mutual Fund
         Villere Balanced Fund (formerly Trust for Investment Managers, MST, effective change 6/7/02)
         Fund X Funds, DAL Investment Company (formerly Trust for Investment
         Managers, MST, now Professionally Managed Portfolios, MST, effective change 6/21/02)
         Duncan-Hurst Aggressive Growth
         Duncan-Hurst International Growth Fund
         Leonetti Balanced Fund
         The Perkins Opportunity Fund
         The Perkins Discovery Fund
Brandes Investment Trust, Brandes Institutional International Equity Fund
Rainier Funds
SEIX Funds, Inc.

TIFF Investment Program, Inc.
FFTW Funds, Inc.
Harding Loevner Funds, Inc.
Fremont Funds
Masters' Select Funds
The Osterweis Strategic Income Fund



(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         CRD # on Form BD
         103848

(c)  Not applicable

ITEM 28
Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Operations Monitoring Agent, the Custodian and the Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  EOS Fund Services LLC
                  25 West 17th Street
                  Suite 601 New York,
                  NY 10011

                  Investors Capital Services, Inc.
                  33 Maiden Lane, 4th floor
                  New York, New York 10038

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

ITEM 29
Management Services.

Not applicable.

ITEM 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on April 29, 2004.

                                      FFTW FUNDS, INC.


                                      By: /s/ Stephen P. Casper
                                         ------------------------------------
                                      President and Principal Executive Officer
                                      Stephen P. Casper

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2004.

Signature                                           Title
---------                                           -----

/s/ Stephen P. Casper                           Director, President and Chief Executive Officer
--------------------------
Stephen P. Casper

*Onder John Olcay-                              Chairman of the Board
--------------------------
*Onder John Olcay

*John C Head III                                Director
--------------------------
*John C Head III

*Lawrence B. Krause                             Director
--------------------------
*Lawrence B. Krause

*Saul H. Hymans                                 Director
--------------------------
*Saul H. Hymans

*Andrea Redmond                                 Director
--------------------------
*Andrea Redmond

 /s/ William E. Vastardis                       Treasurer and Principal Financial Officer
--------------------------
William E. Vastardis

 /s/ Jill Grossberg                             *Attorney-in-fact
--------------------------
Jill Grossberg

*Power of attorney dated February 25, 2003 is incorporated by reference as an exhibit to the Registrant's Post-Effective Amendment No. 30, filed with the Securities and Exchange Commission on February 28, 2003.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                -----------------




                                    EXHIBITS

                                       TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                     AND THE

                         INVESTMENT COMPANY ACT OF 1940



                                -----------------



                                FFTW FUNDS, INC.

                                  EXHIBIT INDEX

(h)(8) Operations Monitoring Agreement dated August 15, 2003 between the Registrant and EOS Fund Services LLC.

(j)(1)    Consent of Independent Auditors.

(p)(5) Amended Code of Ethics for Registrant and Fischer Francis Trees & Watts, Inc. (and affiliates), dated September 2003.